UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05398

ALLIANCEBERNSTEIN VARIABLE PRODUCTS

SERIES FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.2%
Financials - 18.0%
Capital Markets - 1.2%
Affiliated Managers Group, Inc. (a)	9,190	$1,130,370
Blackstone Group LP	41,647	594,719
Credit Suisse Group AG (a)	22,780	481,666
Deutsche Bank AG (REG)	11,270	446,398
Macquarie Group Ltd.	22,587	662,310
Morgan Stanley	59,000	987,660
State Street Corp.	20,500	860,180
UBS AG (a)	103,762	1,263,485

		6,426,788

Commercial Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA	64,841	510,160
Banco do Brasil SA	36,400	445,293
Banco Santander Brasil SA/Brazil (ADR) (b)	14,400	106,128
Banco Santander SA (a)	71,746	535,541
BB&T Corp.	34,300	1,137,388
BNP Paribas SA	9,032	428,217
CIT Group, Inc. (a)	43,800	1,725,282
HSBC Holdings PLC	220,500	2,048,390
Intesa Sanpaolo SpA	233,640	356,264
Itau Unibanco Holding SA (ADR)	13,650	208,572
KB Financial Group, Inc.	12,715	450,688
KeyCorp	15,100	131,974
Lloyds Banking Group PLC (a)	565,260	355,919
Mitsubishi UFJ Financial Group, Inc. (b)	144,800	677,599
National Australia Bank Ltd.	26,400	694,104
PNC Financial Services Group, Inc.	7,100	448,010
Regions Financial Corp.	20,700	149,247
Societe Generale SA (a)	18,699	529,891
Sumitomo Mitsui Financial Group, Inc. (b)	17,100	532,805
Turkiye Vakiflar Bankasi Tao-Class D	96,100	207,755
US Bancorp	16,100	552,230
Wells Fargo & Co.	104,900	3,622,197
Westpac Banking Corp.	11,607	297,613

		16,151,267

Consumer Finance - 0.2%
Discover Financial Services	28,700	1,140,251
Shriram Transport Finance Co., Ltd.	21,625	253,589

		1,393,840

Diversified Financial Services - 1.9%
Bank of America Corp.	134,900	1,191,167
Citigroup, Inc.	94,000	3,075,680
IG Group Holdings PLC	102,632	740,294
ING Groep NV(a)	79,480	629,497
IntercontinentalExchange, Inc. (a)	16,923	2,257,698
JPMorgan Chase & Co.	55,900	2,262,832
Leucadia National Corp.	14,400	327,600
ORIX Corp.	3,580	358,571

		10,843,339

Company	Shares	U.S. $ Value
Insurance - 1.7%
Admiral Group PLC	61,550	$1,048,990
Aegon NV	66,749	347,014
AIA Group Ltd.	430,000	1,585,065
Allianz SE	3,790	452,008
Aviva PLC	87,760	453,486
Berkshire Hathaway, Inc. (a)	7,600	670,320
Chubb Corp. (The)	6,400	488,192
Fidelity National Financial, Inc.-Class A	30,600	654,534
Lancashire Holdings Ltd.	8,720	116,171
Prudential PLC	88,310	1,146,729
Reinsurance Group of America, Inc.-Class A	10,900	630,783
Suncorp Group Ltd.	35,860	342,049
Torchmark Corp.	11,400	585,390
Travelers Cos., Inc. (The)	6,300	430,038
Validus Holdings Ltd.	9,300	315,363

		9,266,132

Real Estate Investment Trusts (REITs) - 7.3%
Allied Properties Real Estate Investment Trust	9,976	324,415
American Realty Capital Trust, Inc.	59,510	698,052
Artis Real Estate Investment Trust	4,688	78,109
Ascott Residence Trust	251,000	256,336
Associated Estates Realty Corp.	30,610	464,048
AvalonBay Communities, Inc.	3,930	534,441
BioMed Realty Trust, Inc.	7,480	140,026
Boardwalk Real Estate Investment Trust	3,280	216,832
Boston Properties, Inc.	6,414	709,453
Brandywine Realty Trust	17,450	212,716
British Land Co. PLC	90,091	760,923
Canadian Real Estate Investment Trust	6,698	286,288
CBL & Associates Properties, Inc. (b)	9,200	196,328
Chartwell Seniors Housing Real Estate Investment Trust	26,140	270,946
Cofinimmo	2,110	234,351
Cominar Real Estate Investment Trust	19,643	481,934
Commonwealth Property Office Fund	188,430	201,869
Corio NV	11,277	479,465
Corporate Office Properties Trust	15,991	383,304
CubeSmart	12,480	160,618
Digital Realty Trust, Inc. (b)	3,220	224,917
Douglas Emmett, Inc.	17,866	412,169
Duke Realty Corp.	14,220	209,034
Dundee International Real Estate Investment Trust	13,723	153,548
Dundee Real Estate Investment Trust	12,646	484,435
Entertainment Properties Trust	8,850	393,205
Equity Residential	10,600	609,818
Eurocommercial Properties NV	11,100	420,538
Extra Space Storage, Inc.	22,200	738,150
Far East Hospitality Trust (a)(b)	220,000	185,544
FelCor Lodging Trust, Inc. (a)(b)	114,525	542,848
General Growth Properties, Inc.	55,130	1,073,932
Glimcher Realty Trust	34,819	368,037
Goodman Group	137,686	562,755
GPT Group	32,670	114,847
HCP, Inc.	22,600	1,005,248
Health Care REIT, Inc.	17,360	1,002,540
Healthcare Realty Trust, Inc.	9,460	218,053
Host Hotels & Resorts, Inc.	11,200	179,760

Company	Shares	U.S. $ Value
Inland Real Estate Corp. (b)	23,533	$194,147
Japan Excellent, Inc.	46	253,669
Japan Real Estate Investment Corp. (b)	32	322,029
Japan Retail Fund Investment Corp. (b)	232	414,244
Kenedix Realty Investment Corp.-Class A	13	46,747
Kilroy Realty Corp.	4,186	187,449
Kimco Realty Corp.	24,760	501,885
Klepierre	14,833	519,699
Land Securities Group PLC	27,978	344,807
LaSalle Hotel Properties	5,320	141,991
Lexington Realty Trust (b)	30,310	292,795
Liberty Property Trust (b)	7,220	261,653
Link REIT (The)	73,268	346,550
LTC Properties, Inc.	9,530	303,531
Mack-Cali Realty Corp.	15,730	418,418
Mapletree Commercial Trust	246,000	234,342
Mapletree Logistics Trust	396,000	362,124
Medical Properties Trust, Inc.	34,620	361,779
Mercialys SA	16,810	346,703
Mirvac Group	397,183	587,404
Morguard Real Estate Investment Trust	1,384	25,171
Nippon Building Fund, Inc.	31	334,151
Northern Property Real Estate Investment Trust	4,468	142,616
Omega Healthcare Investors, Inc.	19,220	436,871
Orix JREIT, Inc.	77	376,101
Parkway Properties, Inc./MD	11,541	154,303
Pebblebrook Hotel Trust	20,060	469,203
Piedmont Office Realty Trust, Inc.	7,920	137,333
ProLogis, Inc.	11,903	416,962
Public Storage	3,720	517,712
Regency Centers Corp.	14,040	684,169
RioCan Real Estate Investment Trust (Toronto)	7,083	199,356
RLJ Lodging Trust	35,580	672,818
Segro PLC	83,460	306,570
Senior Housing Properties Trust	10,780	234,788
Simon Property Group, Inc.	18,216	2,765,371
SL Green Realty Corp.	5,533	443,027
Sovran Self Storage, Inc.	7,222	417,793
Spirit Realty Capital, Inc. (a)	33,688	522,164
Stockland	296,139	1,021,596
Strategic Hotels & Resorts, Inc. (a)	81,390	489,154
Suntec Real Estate Investment Trust	205,000	247,407
Tanger Factory Outlet Centers	14,240	460,379
Unibail-Rodamco SE	7,159	1,426,541
Ventas, Inc.	17,630	1,097,467
Vornado Realty Trust	4,270	346,083
Weingarten Realty Investors	22,360	628,540
Westfield Group	147,870	1,553,877
Westfield Retail Trust	233,370	696,823
Weyerhaeuser Co.	23,760	621,086

		40,277,230

Real Estate Management & Development - 2.7%
Aeon Mall Co., Ltd.	16,900	412,664
CapitaLand Ltd.	78,000	200,914
Castellum AB	22,274	301,708
China Overseas Land & Investment Ltd.	108,000	273,011
China Vanke Co., Ltd.-Class B	220,350	276,159

Company	Shares	U.S. $ Value
Citycon OYJ (b)	58,590	$175,896
Daito Trust Construction Co., Ltd. (b)	4,700	471,806
Evergrande Real Estate Group Ltd. (b)	1,405,000	552,159
Global Logistic Properties Ltd.	264,000	538,140
Great Eagle Holdings Ltd.	103,000	312,070
GSW Immobilien AG	10,534	391,139
Hang Lung Group Ltd.	8,000	50,571
Hang Lung Properties Ltd.	509,000	1,733,083
Henderson Land Development Co., Ltd.	31,000	221,209
Hongkong Land Holdings Ltd.	57,000	341,595
Hufvudstaden AB-Class A	32,931	408,782
Kerry Properties Ltd.	33,000	166,624
KWG Property Holding Ltd.	613,500	336,477
LPN Development PCL (NVDR)	310,900	189,867
Mitsubishi Estate Co., Ltd.	63,000	1,204,567
Mitsui Fudosan Co., Ltd.	67,100	1,340,834
New World Development Co., Ltd.	567,958	873,766
Soho China Ltd.	163,000	99,697
Sumitomo Realty & Development Co., Ltd.	28,000	741,956
Sun Hung Kai Properties Ltd.	95,708	1,392,594
Supalai PCL	280,700	182,391
Swire Properties Ltd.	130,600	403,137
Tokyu Land Corp. (b)	14,000	74,816
UOL Group Ltd.	101,516	472,551
Wharf Holdings Ltd.	126,000	866,411
Wheelock & Co., Ltd.	22,000	94,516

		15,101,110

Thrifts & Mortgage Finance - 0.1%
Housing Development Finance Corp.	36,320	529,577

		99,989,283

Information Technology - 9.5%
Communications Equipment - 1.0%
Cisco Systems, Inc.	115,700	2,208,713
F5 Networks, Inc. (a)	16,540	1,731,738
Harris Corp.	6,600	338,052
QUALCOMM, Inc.	20,105	1,256,361

		5,534,864

Computers & Peripherals - 2.4%
Apple, Inc.	14,350	9,575,181
Dell, Inc.	22,400	220,864
EMC Corp./MA (a)	33,599	916,245
Fujitsu Ltd.	105,000	394,193
Hewlett-Packard Co.	122,700	2,093,262
Wistron Corp.	127,882	153,124

		13,352,869

Electronic Equipment, Instruments & Components - 0.1%
Hon Hai Precision Industry Co., Ltd.	29,000	90,801
LG Display Co., Ltd. (a)	15,010	379,839

		470,640

Internet Software & Services - 1.7%
Baidu, Inc. (Sponsored ADR) (a)(b)	4,310	503,494

Company	Shares	U.S. $ Value
eBay, Inc. (a)	37,693	$1,824,718
Google, Inc.-Class A (a)	6,010	4,534,545
LinkedIn Corp. (a)	5,580	671,832
Rackspace Hosting, Inc. (a)	12,100	799,689
Telecity Group PLC	68,817	996,538

		9,330,816

IT Services - 1.0%
Cognizant Technology Solutions Corp.-Class A (a)	44,230	3,092,562
Tata Consultancy Services Ltd.	19,500	477,639
Visa, Inc.-Class A	15,130	2,031,656

		5,601,857

Office Electronics - 0.1%
Konica Minolta Holdings, Inc.	46,500	357,710

Semiconductors & Semiconductor Equipment - 1.2%
Advanced Semiconductor Engineering, Inc.	332,486	254,415
Applied Materials, Inc.	112,700	1,258,295
Broadcom Corp.-Class A (a)	21,482	742,848
GCL-Poly Energy Holdings Ltd. (b)	639,000	97,087
Intel Corp.	76,200	1,728,216
Micron Technology, Inc. (a)	143,100	856,453
Samsung Electronics Co., Ltd. (Preference Shares)	820	579,602
SK Hynix, Inc. (a)	11,680	237,372
Sumco Corp. (a)	15,900	107,038
Tokyo Electron Ltd.	6,500	276,900
Xilinx, Inc.	18,180	607,394

		6,745,620

Software - 2.0%
ANSYS, Inc. (a)	23,435	1,720,129
Aveva Group PLC	6,940	220,817
CA, Inc.	6,100	157,167
Citrix Systems, Inc. (a)	32,190	2,464,788
Intuit, Inc.	24,540	1,444,915
Microsoft Corp.	14,800	440,744
Nintendo Co., Ltd.	1,400	177,832
Oracle Corp.	59,440	1,871,766
Red Hat, Inc. (a)	23,460	1,335,812
TIBCO Software, Inc. (a)	53,576	1,619,602

		11,453,572

		52,847,948

Consumer Discretionary - 9.5%
Auto Components - 0.7%
Cie Generale des Etablissements Michelin-Class B	6,970	545,763
GKN PLC	94,750	329,447
Lear Corp.	21,200	801,148
Magna International, Inc. (New York)-Class A	12,200	527,772
Magna International, Inc. (Toronto)-Class A	7,540	326,035
NGK Spark Plug Co., Ltd.	13,000	136,769

Company	Shares	U.S. $ Value
TRW Automotive Holdings Corp. (a)	13,900	$607,569
Valeo SA	7,140	330,057

		3,604,560

Automobiles - 1.1%
Bayerische Motoren Werke AG	6,430	471,510
Ford Motor Co.	81,100	799,646
General Motors Co. (a)	53,160	1,209,390
Harley-Davidson, Inc.	16,321	691,521
Honda Motor Co., Ltd.	16,100	497,576
Kia Motors Corp.	3,100	192,613
Mazda Motor Corp. (a)	267,000	311,635
Nissan Motor Co., Ltd.	75,200	640,004
Renault SA	6,800	318,621
Volkswagen AG (Preference Shares)	3,920	716,754

		5,849,270

Distributors - 0.3%
Imperial Holdings Ltd.	6,780	152,536
Jardine Cycle & Carriage Ltd.	2,000	78,067
Li & Fung Ltd.	754,000	1,162,708

		1,393,311

Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	15,800	262,651
Apollo Group, Inc.-Class A (a)	23,400	679,770
Estacio Participacoes SA	13,400	224,738

		1,167,159

Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc.-Class A (a)	4,400	1,397,176
Intercontinental Hotels Group PLC	16,930	444,576
Las Vegas Sands Corp.	19,190	889,840
MGM Resorts International (a)	112,000	1,204,000
Sands China Ltd.	308,000	1,138,361
Shangri-La Asia Ltd.	77,333	150,159
Sodexo	8,700	655,042
Starbucks Corp.	20,190	1,024,643

		6,903,797

Household Durables - 0.3%
Berkeley Group Holdings PLC (a)	12,320	280,017
Brookfield Incorporacoes SA	78,500	152,954
MRV Engenharia e Participacoes SA	32,600	195,061
PulteGroup, Inc. (a)	62,700	971,850
Rossi Residencial SA	56,000	138,947
Sony Corp. (b)	14,800	173,059

		1,911,888

Internet & Catalog Retail - 0.3%
priceline.com, Inc. (a)	2,230	1,379,768

Leisure Equipment & Products - 0.0%
Namco Bandai Holdings, Inc.	11,900	201,599

Company	Shares	U.S. $ Value
Media - 2.8%
CBS Corp.-Class B	26,900	$977,277
Comcast Corp.-Class A	94,760	3,389,565
DIRECTV (a)	16,100	844,606
Discovery Communications, Inc.-Class A (a)	14,651	873,639
Focus Media Holding Ltd. (ADR) (b)	19,330	452,322
Gannett Co., Inc.	38,800	688,700
Informa PLC	30,090	196,026
McGraw-Hill Cos., Inc. (The)	21,200	1,157,308
News Corp.-Class A	37,400	917,422
Time Warner Cable, Inc.-Class A	12,200	1,159,732
Viacom, Inc.-Class B	21,500	1,152,185
Walt Disney Co. (The)	68,002	3,555,145

		15,363,927

Multiline Retail - 0.6%
Dollar General Corp. (a)	30,343	1,563,878
Don Quijote Co., Ltd. (b)	12,800	492,994
Golden Eagle Retail Group Ltd. (b)	115,000	224,438
Macy’s, Inc.	28,900	1,087,218

		3,368,528

Specialty Retail - 1.1%
Belle International Holdings Ltd.-Class A	203,000	365,805
GameStop Corp.-Class A (b)	13,400	281,400
Home Depot, Inc. (The)	10,300	621,811
L’Occitane International SA	15,000	39,549
Lowe’s Cos., Inc.	21,100	638,064
Nitori Holdings Co., Ltd.	10,300	955,985
O’Reilly Automotive, Inc. (a)	9,060	757,597
Shimamura Co., Ltd.	1,000	116,418
Staples, Inc. (b)	11,700	134,784
TJX Cos., Inc.	24,000	1,074,960
Yamada Denki Co., Ltd. (b)	30,150	1,322,593

		6,308,966

Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group PLC	7,070	114,478
Cie Financiere Richemont SA	18,030	1,082,579
Coach, Inc.	30,590	1,713,652
LVMH Moet Hennessy Louis Vuitton SA	2,776	416,728
Samsonite International SA	300	572
Trinity Ltd.	224,000	149,208
VF Corp.	10,590	1,687,622
Yue Yuen Industrial Holdings Ltd.	9,000	30,182

		5,195,021

		52,647,794

Health Care - 6.6%
Biotechnology - 1.0%
Actelion Ltd. (a)	1,336	66,968
Biogen Idec, Inc. (a)	11,538	1,721,816
Celgene Corp. (a)	17,830	1,362,212
Gilead Sciences, Inc. (a)	30,445	2,019,417

Company	Shares	U.S. $ Value
Vertex Pharmaceuticals, Inc. (a)	4,700	$262,965

		5,433,378

Health Care Equipment & Supplies - 0.5%
IDEXX Laboratories, Inc. (a)	18,250	1,813,137
Intuitive Surgical, Inc. (a)	1,550	768,227

		2,581,364

Health Care Providers & Services - 1.6%
Aetna, Inc.	6,900	273,240
Health Net, Inc. (a)	15,100	339,901
McKesson Corp.	14,170	1,219,045
UnitedHealth Group, Inc.	98,766	5,472,624
WellPoint, Inc.	32,200	1,867,922

		9,172,732

Life Sciences Tools & Services - 0.2%
Eurofins Scientific	4,398	623,843
Illumina, Inc. (a)(b)	8,852	426,666

		1,050,509

Pharmaceuticals - 3.3%
Abbott Laboratories	1,700	116,552
Allergan, Inc./United States	21,363	1,956,424
AstraZeneca PLC	28,459	1,358,773
AstraZeneca PLC (Sponsored ADR)	33,200	1,588,952
GlaxoSmithKline PLC	25,430	586,991
Johnson & Johnson	33,900	2,336,049
Merck & Co., Inc.	64,800	2,922,480
Novartis AG	13,994	856,481
Perrigo Co.	3,650	424,020
Pfizer, Inc.	177,000	4,398,450
Roche Holding AG	5,290	989,477
Roche Holding AG (Sponsored ADR)	12,800	601,472

		18,136,121

		36,374,104

Energy - 6.5%
Energy Equipment & Services - 2.2%
AMEC PLC	32,438	601,968
FMC Technologies, Inc. (a)	16,200	750,060
Helmerich & Payne, Inc.	21,200	1,009,332
Nabors Industries Ltd. (a)	34,800	488,244
National Oilwell Varco, Inc.	19,620	1,571,758
Oceaneering International, Inc.	26,072	1,440,478
Saipem SpA	4,910	236,614
Schlumberger Ltd.	51,205	3,703,658
Seadrill Ltd.	10,460	410,917
Technip SA	9,430	1,047,783
Transocean Ltd.	20,300	911,267

		12,172,079

Oil, Gas & Consumable Fuels - 4.3%
Afren PLC (a)	69,590	158,120
BG Group PLC	48,090	973,087

Company	Shares	U.S. $ Value
BP PLC	250,200	$1,763,879
BP PLC (Sponsored ADR)	37,200	1,575,792
Chevron Corp.	22,900	2,669,224
China Petroleum & Chemical Corp.-Class H	258,000	239,317
ENI SpA	26,750	586,453
EOG Resources, Inc.	6,895	772,585
Exxon Mobil Corp.	72,293	6,611,195
Gazprom OAO (Sponsored ADR)	36,290	366,166
JX Holdings, Inc.	82,000	447,931
LUKOIL OAO (London) (Sponsored ADR)	4,040	248,622
Marathon Oil Corp.	31,500	931,455
Noble Energy, Inc.	13,631	1,263,730
NovaTek OAO (Sponsored GDR) (c)	1,950	231,028
Petroleo Brasileiro SA (Sponsored ADR)	26,000	573,820
Royal Dutch Shell PLC (ADR)	11,400	791,274
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	35,795	1,239,380
Suncor Energy, Inc. (New York)	34,890	1,146,136
Total SA	16,540	822,863
Valero Energy Corp.	9,600	304,128

		23,716,185

		35,888,264

Industrials - 5.5%
Aerospace & Defense - 1.0%
Boeing Co. (The)	25,790	1,795,500
General Dynamics Corp.	5,800	383,496
Northrop Grumman Corp.	4,100	272,363
Precision Castparts Corp.	15,025	2,454,183
Safran SA	15,950	573,715

		5,479,257

Air Freight & Logistics - 0.2%
Kuehne & Nagel International AG	10,270	1,162,190

Airlines - 0.1%
Cathay Pacific Airways Ltd.	52,000	84,153
Delta Air Lines, Inc. (a)	75,900	695,244

		779,397

Building Products - 0.2%
Asahi Glass Co., Ltd.	76,000	505,585
Fortune Brands Home & Security, Inc. (a)	17,300	467,273

		972,858

Commercial Services & Supplies - 0.2%
Downer EDI Ltd. (a)	28,210	104,434
Edenred	7,299	204,953
Serco Group PLC	108,725	1,019,647

		1,329,034

Construction & Engineering - 0.1%
Bouygues SA	19,525	474,794

Electrical Equipment - 0.7%
AMETEK, Inc.	23,652	838,463
Emerson Electric Co.	29,180	1,408,519

Company	Shares	U.S. $ Value
Rockwell Automation, Inc.	8,639	$600,843
Roper Industries, Inc.	7,280	799,999
Sumitomo Electric Industries Ltd.	42,000	444,177

		4,092,001

Industrial Conglomerates - 1.4%
Danaher Corp.	43,379	2,392,352
General Electric Co.	165,600	3,760,776
Hopewell Holdings Ltd.	38,500	132,418
Jardine Matheson Holdings Ltd.	4,400	249,777
Jardine Strategic Holdings Ltd.	4,000	135,412
Keppel Corp., Ltd.	110,500	1,021,659

		7,692,394

Machinery - 0.5%
Cummins, Inc.	8,600	793,006
Dover Corp.	13,070	777,534
Flowserve Corp.	5,709	729,268
IHI Corp.	32,000	71,270
Parker Hannifin Corp.	1,900	158,802

		2,529,880

Professional Services - 0.9%
Bureau Veritas SA	10,963	1,125,422
Capita PLC	165,373	2,071,145
Hays PLC	57,154	71,348
Intertek Group PLC	34,452	1,527,424
SGS SA	100	205,643

		5,000,982

Road & Rail - 0.1%
DSV A/S	9,495	213,160
East Japan Railway Co.	1,700	112,481

		325,641

Trading Companies & Distributors - 0.1%
Mitsubishi Corp. (b)	18,000	326,031
Mitsui & Co., Ltd. (b)	13,400	187,998

		514,029

		30,352,457

Consumer Staples - 4.7%
Beverages - 0.1%
Asahi Group Holdings Ltd.	14,500	357,587

Food & Staples Retailing - 1.0%
CVS Caremark Corp.	18,000	871,560
Delhaize Group SA	4,637	179,088
Jeronimo Martins SGPS SA	51,271	855,945
Koninklijke Ahold NV	40,230	503,863
Kroger Co. (The)	72,800	1,713,712
Olam International Ltd. (b)	790,412	1,311,177
Sugi Holdings Co., Ltd. (b)	6,900	242,248

		5,677,593

Company	Shares	U.S. $ Value
Food Products - 0.8%
Archer-Daniels-Midland Co.	11,100	$301,698
Bunge Ltd.	5,000	335,250
Hershey Co. (The)	21,620	1,532,642
Nestle SA	7,690	485,218
Tyson Foods, Inc.-Class A	53,600	858,672
Unilever PLC	20,400	744,843

		4,258,323

Household Products - 0.6%
Henkel AG & Co. KGaA	6,581	429,526
Procter & Gamble Co. (The)	30,800	2,136,288
Reckitt Benckiser Group PLC	15,210	876,316

		3,442,130

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)-Class A	24,930	1,534,940

Tobacco - 1.9%
Altria Group, Inc.	42,300	1,412,397
British American Tobacco PLC	48,682	2,501,445
Imperial Tobacco Group PLC	13,820	511,983
Japan Tobacco, Inc.	24,700	739,363
Lorillard, Inc.	12,700	1,478,915
Philip Morris International, Inc.	46,235	4,158,376

		10,802,479

		26,073,052

Materials - 1.5%
Chemicals - 1.0%
Agrium, Inc. (Toronto)	3,460	358,987
Air Water, Inc.	14,000	171,340
Arkema SA	313	29,297
Denki Kagaku Kogyo KK (a)	30,000	92,971
DIC Corp.	65,000	105,416
Filtrona PLC	62,297	519,059
Incitec Pivot Ltd.	6,901	21,190
Koninklijke DSM NV	13,018	649,393
LyondellBasell Industries NV	21,500	1,110,690
Monsanto Co.	16,508	1,502,558
OCI Co., Ltd.	750	120,356
PPG Industries, Inc.	5,000	574,200
Teijin Ltd. (b)	35,000	85,526
Ube Industries Ltd./Japan	41,000	88,043

		5,429,026

Construction Materials - 0.1%
Taiheiyo Cement Corp.	87,000	187,286

Metals & Mining - 0.4%
Anglo American PLC	18,810	553,733
Dowa Holdings Co., Ltd.	19,000	131,552
Goldcorp, Inc.	4,010	184,123
KGHM Polska Miedz SA	5,110	243,788
Rio Tinto PLC	15,190	710,272

Company	Shares	U.S. $ Value
Vale SA (Sponsored ADR) (Local Preference Shares)	31,740	$551,006

		2,374,474

		7,990,786

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	64,700	2,439,190
CenturyLink, Inc.	22,100	892,840
Nippon Telegraph & Telephone Corp.	20,500	975,391
Telecom Italia SpA (ordinary shares)	463,414	465,524
Telecom Italia SpA (savings shares)	148,800	130,346
Vivendi SA	20,934	407,941

		5,311,232

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series L (ADR)	5,400	137,376
NTT DoCoMo, Inc. (b)	147	237,504
Vodafone Group PLC	343,503	976,109

		1,350,989

		6,662,221

Utilities - 1.1%
Electric Utilities - 0.7%
American Electric Power Co., Inc.	14,100	619,554
Edison International	17,200	785,868
EDP-Energias de Portugal SA	137,480	377,707
Electricite de France SA	17,570	367,386
Great Plains Energy, Inc.	28,900	643,314
NV Energy, Inc.	56,200	1,012,162

		3,805,991

Gas Utilities - 0.1%
Atmos Energy Corp.	17,100	612,009

Independent Power Producers & Energy Traders - 0.1%
APR Energy PLC	31,534	425,446

Multi-Utilities - 0.2%
DTE Energy Co.	2,500	149,850
E.ON AG	23,166	550,492
National Grid PLC	35,730	394,132
Veolia Environnement SA	27,980	301,038

		1,395,512

		6,238,958

Other Instruments - 0.1%
Other Instruments - 0.1%
Retail Opportunity Investments Corp. (b)	47,021	605,160

Total Common Stocks (cost $315,066,914)		355,670,027

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 9.6%
Industrial - 4.7%
Basic - 0.6%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	285	$299,152
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		290	304,500
ArcelorMittal
6.125%, 6/01/18 (b)		279	277,173
ArcelorMittal USA LLC
6.50%, 4/15/14		105	109,310
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16		203	243,909
Dow Chemical Co. (The)
4.125%, 11/15/21		165	179,532
5.25%, 11/15/41		160	181,551
8.55%, 5/15/19		253	339,263
Eastman Chemical Co.
2.40%, 6/01/17		66	68,931
3.60%, 8/15/22		137	144,316
International Paper Co.
4.75%, 2/15/22		135	153,296
7.95%, 6/15/18		190	244,542
PPG Industries, Inc.
5.75%, 3/15/13		129	131,995
Teck Resources Ltd.
2.50%, 2/01/18		75	75,327
4.75%, 1/15/22 (b)		204	218,420
Vale SA
5.625%, 9/11/42		480	488,314

			3,459,531

Capital Goods - 0.2%
ADT Corp. (The)
3.50%, 7/15/22 (c)		110	114,278
Embraer SA
5.15%, 6/15/22		130	139,529
Owens Corning
6.50%, 12/01/16		178	199,879
Republic Services, Inc.
3.80%, 5/15/18		17	18,903
5.25%, 11/15/21		165	195,325
5.50%, 9/15/19		233	275,918

			943,832

Communications - Media - 0.9%
CBS Corp.
5.75%, 4/15/20		250	301,972
8.875%, 5/15/19		190	254,675
Comcast Corp.
5.15%, 3/01/20		740	880,328
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		215	221,249
4.60%, 2/15/21		255	279,113
4.75%, 10/01/14		155	166,226

	Principal Amount (000)		U.S. $ Value
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(d)	U.S.$	221	$240,337
News America, Inc.
6.15%, 3/01/37-2/15/41		352	427,873
9.25%, 2/01/13		144	147,751
Omnicom Group, Inc.
3.625%, 5/01/22		165	174,273
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		435	558,684
Time Warner Cable, Inc.
5.00%, 2/01/20		157	182,021
7.50%, 4/01/14		145	159,197
Time Warner Entertainment Co. LP
8.375%, 3/15/23		311	438,143
Virgin Media Secured Finance PLC
5.25%, 1/15/21		200	232,031
WPP Finance 2010
4.75%, 11/21/21		77	84,359
WPP Finance UK
8.00%, 9/15/14		350	392,904

			5,141,136

Communications - Telecommunications - 0.6%
American Tower Corp.
5.05%, 9/01/20		380	424,082
AT&T Corp.
8.00%, 11/15/31		15	23,055
AT&T, Inc.
4.45%, 5/15/21		251	295,383
5.35%, 9/01/40		328	394,784
BellSouth Corp.
5.20%, 9/15/14		94	102,101
British Telecommunications PLC
2.00%, 6/22/15		200	205,634
5.95%, 1/15/18		121	144,900
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		490	526,828
Telecom Italia Capital SA
6.00%, 9/30/34		65	57,525
6.375%, 11/15/33		60	54,750
7.175%, 6/18/19		170	187,425
Telefonica Emisiones SAU
5.462%, 2/16/21		185	181,300
United States Cellular Corp.
6.70%, 12/15/33		135	138,443
Vodafone Group PLC
6.15%, 2/27/37		375	504,428
7.875%, 2/15/30		100	147,912

			3,388,550

Consumer Cyclical-Automotive - 0.2%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		725	791,499

	Principal Amount (000)	U.S. $ Value
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)	U.S.$ 341	$371,696

		1,163,195

Consumer Cyclical - Entertainment - 0.1%
Time Warner, Inc.
4.70%, 1/15/21	123	141,273
7.625%, 4/15/31	275	384,152
Turner Broadcasting System, Inc.
8.375%, 7/01/13	225	237,848
Viacom, Inc.
5.625%, 9/15/19	83	99,822

		863,095

Consumer Cyclical - Other - 0.1%
Marriott International, Inc./DE
3.00%, 3/01/19	242	248,216
Series J
5.625%, 2/15/13	216	219,652

		467,868

Consumer Cyclical - Retailers - 0.2%
CVS Caremark Corp.
6.125%, 8/15/16	100	118,502
6.60%, 3/15/19	195	249,201
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22 (b)	475	512,079

		879,782

Consumer Non-Cyclical - 0.4%
Ahold Finance USA LLC
6.875%, 5/01/29	420	524,583
Bunge Ltd. Finance Corp.
5.10%, 7/15/15	69	74,123
5.875%, 5/15/13	180	185,686
8.50%, 6/15/19	153	193,853
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	260	270,427
Delhaize Group SA
5.875%, 2/01/14	105	110,316
Kroger Co. (The)
3.40%, 4/15/22	340	354,121
Laboratory Corp. of America Holdings
2.20%, 8/23/17	115	117,457
3.75%, 8/23/22	60	62,785
Tyson Foods, Inc.
4.50%, 6/15/22	216	226,260
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22	171	169,572

		2,289,183

Energy - 0.7%
Anadarko Petroleum Corp.
6.45%, 9/15/36	109	135,045

	Principal Amount (000)		U.S. $ Value
Canadian Natural Resources Ltd.
5.15%, 2/01/13	U.S.$	100	$101,535
ConocoPhillips Holding Co.
6.95%, 4/15/29		66	93,408
Encana Corp.
3.90%, 11/15/21 (b)		580	612,950
Marathon Petroleum Corp.
3.50%, 3/01/16		67	71,044
5.125%, 3/01/21		318	366,951
Nabors Industries, Inc.
9.25%, 1/15/19		269	352,046
Noble Energy, Inc.
8.25%, 3/01/19		303	392,328
Noble Holding International Ltd.
4.90%, 8/01/20		36	40,215
Phillips 66
4.30%, 4/01/22 (c)		490	536,625
Southwestern Energy Co.
4.10%, 3/15/22 (c)		135	143,288
Transocean, Inc.
2.50%, 10/15/17		212	213,139
Valero Energy Corp.
6.125%, 2/01/20		275	334,027
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		175	191,318
9.625%, 3/01/19		285	370,963

			3,954,882

Technology - 0.3%
Agilent Technologies, Inc.
5.00%, 7/15/20		71	81,388
Hewlett-Packard Co.
4.65%, 12/09/21		214	223,137
Intel Corp.
4.80%, 10/01/41		265	309,979
Motorola Solutions, Inc.
7.50%, 5/15/25		35	43,610
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		495	510,378
Xerox Corp.
2.95%, 3/15/17		91	94,026
8.25%, 5/15/14		280	310,594

			1,573,112

Transportation - Airlines - 0.1%
Southwest Airlines Co.
5.25%, 10/01/14		307	329,600
5.75%, 12/15/16		155	177,209

			506,809

Transportation - Railroads - 0.1%
CSX Corp.
4.75%, 5/30/42		465	505,599
5.50%, 8/01/13		35	36,420

			542,019

	Principal Amount (000)		U.S. $ Value

Transportation - Services - 0.2%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)	U.S.$	470	$476,904
Con-way, Inc.
6.70%, 5/01/34		291	314,121
Ryder System, Inc.
5.85%, 11/01/16		127	145,452
7.20%, 9/01/15		127	147,313

			1,083,790

			26,256,784

Financial Institutions - 3.6%
Banking - 2.2%
Bank of America Corp.
5.875%, 1/05/21-2/07/42		414	481,568
7.375%, 5/15/14		340	372,181
Series L
5.65%, 5/01/18		90	102,616
Barclays Bank PLC
6.625%, 3/30/22 (c)	EUR	300	404,404
Bear Stearns Cos. LLC (The)
5.55%, 1/22/17	U.S.$	290	329,768
5.70%, 11/15/14		190	208,066
Citigroup, Inc.
4.50%, 1/14/22		640	702,709
5.375%, 8/09/20		419	484,413
8.50%, 5/22/19		190	251,276
Compass Bank
5.50%, 4/01/20		314	307,649
Countrywide Financial Corp.
6.25%, 5/15/16		92	100,318
DNB Bank ASA
3.20%, 4/03/17 (c)		485	506,534
Fifth Third Bancorp
3.50%, 3/15/22		188	200,423
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		290	334,044
6.00%, 6/15/20		440	507,337
7.50%, 2/15/19		335	415,464
HSBC Holdings PLC
4.00%, 3/30/22		515	552,552
5.10%, 4/05/21		320	369,676
ING Bank NV
2.00%, 9/25/15 (c)		480	479,193
JPMorgan Chase & Co.
4.40%, 7/22/20		390	429,229
4.50%, 1/24/22		165	183,026
4.625%, 5/10/21		233	260,447
Macquarie Bank Ltd.
5.00%, 2/22/17 (c)		90	96,129
Macquarie Group Ltd.
4.875%, 8/10/17 (b)(c)		194	204,069
Morgan Stanley
5.50%, 7/24/20		350	377,897
6.625%, 4/01/18		345	396,384
Series G

	Principal Amount (000)		U.S. $ Value
5.50%, 7/28/21	U.S.$	326	$356,770
National Capital Trust II
5.486%, 3/23/15 (c)		91	92,031
Nationwide Building Society
6.25%, 2/25/20 (c)		465	533,398
Santander US Debt SAU
2.991%, 10/07/13 (c)		500	499,205
Societe Generale SA
2.50%, 1/15/14 (c)		245	245,539
SouthTrust Corp.
5.80%, 6/15/14		225	242,281
UBS AG/Stamford CT
7.625%, 8/17/22		380	392,212
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		230	218,591
Vesey Street Investment Trust I
4.404%, 9/01/16		158	168,498
Wachovia Corp.
5.50%, 5/01/13		320	329,447

			12,135,344

Finance - 0.3%
General Electric Capital Corp.
4.65%, 10/17/21		193	216,309
5.625%, 5/01/18		480	566,064
SLM Corp.
7.25%, 1/25/22		340	380,800
Series A
5.375%, 5/15/14		270	284,384

			1,447,557

Insurance - 0.8%
Allied World Assurance Co., Ltd.
7.50%, 8/01/16		160	186,083
Allstate Corp. (The)
6.125%, 5/15/37		209	215,270
American International Group, Inc.
4.875%, 6/01/22		195	219,757
6.40%, 12/15/20		300	365,428
Coventry Health Care, Inc.
5.95%, 3/15/17		90	105,097
6.125%, 1/15/15		40	44,005
6.30%, 8/15/14		275	300,432
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		163	215,105
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		95	100,170
5.125%, 4/15/22		180	202,184
5.50%, 3/30/20		242	273,874
Humana, Inc.
6.45%, 6/01/16		40	45,853
7.20%, 6/15/18		285	345,405
Lincoln National Corp.
8.75%, 7/01/19		98	128,407
Markel Corp.
7.125%, 9/30/19		151	181,707

	Principal Amount (000)		U.S. $ Value
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (c)	U.S.$	90	$132,790
MetLife, Inc.
7.717%, 2/15/19		112	145,905
10.75%, 8/01/39		140	207,900
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		335	458,398
WellPoint, Inc.
3.30%, 1/15/23		170	171,943
XL Group PLC
5.25%, 9/15/14		135	144,179
6.375%, 11/15/24		157	186,573

			4,376,465

Other Finance - 0.1%
ORIX Corp.
4.71%, 4/27/15		336	357,292

REITS - 0.2%
ERP Operating LP
5.25%, 9/15/14		105	113,298
HCP, Inc.
5.375%, 2/01/21		505	576,115
Health Care REIT, Inc.
5.25%, 1/15/22		505	568,662
Healthcare Realty Trust, Inc.
5.125%, 4/01/14		131	137,812

			1,395,887

			19,712,545

Utility - 1.2%
Electric - 0.5%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)		205	225,654
Constellation Energy Group, Inc.
5.15%, 12/01/20		89	104,609
FirstEnergy Corp.
Series C
7.375%, 11/15/31		275	360,213
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		395	505,354
Nisource Finance Corp.
6.80%, 1/15/19		502	606,096
Pacific Gas & Electric Co.
4.50%, 12/15/41		190	209,899
6.05%, 3/01/34		38	49,943
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (c)		348	360,364
TECO Finance, Inc.
4.00%, 3/15/16		100	108,157
5.15%, 3/15/20		125	145,660
Union Electric Co.
6.70%, 2/01/19		45	57,551

			2,733,500

	Principal Amount (000)		U.S. $ Value
Natural Gas - 0.7%
DCP Midstream LLC
5.35%, 3/15/20 (c)	U.S.$	137	$150,318
Energy Transfer Partners LP
6.70%, 7/01/18		127	150,793
7.50%, 7/01/38		410	486,056
Enterprise Products Operating LLC
5.20%, 9/01/20		305	359,290
EQT Corp.
8.125%, 6/01/19		234	283,277
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		424	455,469
4.15%, 3/01/22		220	237,662
ONEOK, Inc.
4.25%, 2/01/22		480	520,875
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		490	530,054
TransCanada PipeLines Ltd.
6.35%, 5/15/67		120	128,319
Williams Partners LP
5.25%, 3/15/20		298	345,328

			3,647,441

			6,380,941

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (c)		290	322,277
Petrobras International Finance Co. - Pifco
5.75%, 1/20/20		345	393,230

			715,507

Total Corporates - Investment Grades (cost $48,191,601)			53,065,777

MORTGAGE PASS-THROUGHS - 7.2%
Agency Fixed Rate 30-Year - 5.8%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39		2,991	3,217,883
5.50%, 4/01/38		2,207	2,407,000
Series 2005
5.50%, 1/01/35		779	854,934
Series 2007
5.50%, 7/01/35		83	90,778
Federal National Mortgage Association
3.50%, TBA		2,305	2,465,990
4.00%, 1/01/41-12/01/41		6,161	6,647,882
4.50%, TBA		2,750	2,976,446
4.50%, 8/01/40		896	972,643
5.00%, 12/01/39		448	488,909
5.50%, 5/01/38-6/01/38		1,536	1,685,510
6.00%, 8/01/37-7/01/39		2,762	3,056,429
Series 2003
5.00%, 11/01/33		220	241,277
Series 2004
5.50%, 2/01/34-11/01/34		313	346,301

	Principal Amount (000)		U.S. $ Value
6.00%, 9/01/34-11/01/34	U.S.$	282	$316,869
Series 2005
4.50%, 8/01/35		228	247,163
Series 2006
5.00%, 2/01/36		799	874,757
6.00%, 3/01/36		113	126,337
Series 2007
4.50%, 9/01/35		199	216,546
5.00%, 11/01/35-7/01/36		244	266,759
5.50%, 1/01/37-8/01/37		1,192	1,320,220
Series 2008
5.50%, 8/01/37		552	609,172
6.00%, 3/01/37-5/01/38		1,659	1,843,937
Series 2010
6.00%, 2/01/40-4/01/40		791	874,301

			32,148,043

Agency Fixed Rate 15-Year - 1.1%
Federal National Mortgage Association
3.00%, TBA		1,890	2,003,400
4.50%, TBA		790	852,336
4.50%, 6/01/26		2,752	2,980,081

			5,835,817

Agency ARMs - 0.3%
Federal Home Loan Mortgage Corp.
2.362%, 4/01/35 (e)		888	947,571
Series 2008
2.866%, 11/01/37 (f)		78	83,516
Federal National Mortgage Association
2.425%, 8/01/37 (e)		411	439,442
Series 2007
2.336%, 3/01/34 (f)		243	256,930

			1,727,459

Total Mortgage Pass-Throughs (cost $38,356,173)			39,711,319

GOVERNMENTS - TREASURIES - 6.3%
United States - 6.3%
U.S. Treasury Bonds
2.75%, 8/15/42		280	275,363
3.00%, 5/15/42		900	933,188
4.50%, 2/15/36		1,490	1,987,752
4.625%, 2/15/40		3,835	5,263,538
5.375%, 2/15/31		5	7,232
U.S. Treasury Notes
0.50%, 7/31/17		1,155	1,149,315
0.625%, 8/31/17		775	775,484
0.75%, 6/30/17		775	780,873
0.875%, 11/30/16		7,325	7,443,460
1.00%, 8/31/16-3/31/17		10,490	10,709,425
1.625%, 8/15/22		1,615	1,613,233
1.75%, 5/15/22		1,890	1,916,577
2.00%, 11/15/21		2,070	2,161,047

	Principal Amount (000)		U.S. $ Value
Total Governments - Treasuries (cost $32,969,689)			$35,016,487

ASSET-BACKED SECURITIES - 3.7%
Autos - Fixed Rate - 2.0%
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15	U.S.$	160	160,587
Series 2012-4, Class A2
0.49%, 4/08/16		710	710,022
Series 2011-3, Class A2
0.84%, 11/10/14		297	297,415
Series 2011-4, Class A2
0.92%, 3/09/15		184	184,356
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (c)		345	351,914
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		395	400,444
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (c)		274	274,658
Series 2012-2A, Class A
1.30%, 6/15/17 (c)		460	459,954
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (c)	CAD	655	668,425
Ford Credit Auto Lease Trust
Series 2011-B, Class A2
0.82%, 1/15/14	U.S.$	225	225,152
Series 2012-B, Class A2
0.54%, 11/15/14		511	511,042
Series 2011-A, Class A2
0.74%, 9/15/13		311	311,405
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		1,080	1,079,834
Huntington Auto Trust
Series 2011-1A, Class A3
1.01%, 1/15/16 (c)		297	298,730
Hyundai Auto Lease Securitization Trust
Series 2011-A, Class A2
0.69%, 11/15/13 (c)		109	108,751
Hyundai Auto Receivables Trust
Series 2012-B, Class C
1.95%, 10/15/18		140	140,761
Mercedes-Benz Auto Lease Trust
Series 2012-A, Class A2
0.66%, 4/15/14		605	605,730
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (c)		570	570,719

	Principal Amount (000)		U.S. $ Value
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14	U.S.$	440	$441,303
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		530	533,456
Series 2012-4, Class A2
0.79%, 8/17/15		353	354,093
SMART Trust/Australia
Series 2011-2USA, Class A2A
1.22%, 11/14/13 (c)		279	279,346
Volkswagen Auto Loan Enhanced Trust
Series 2011-1, Class A3
1.22%, 6/22/15		1,040	1,046,697
World Omni Automobile Lease Securitization Trust
Series 2012-A, Class A3
0.93%, 11/16/15		572	576,088
Series 2011-A, Class A2
0.81%, 10/15/13		416	416,479

			11,007,361

Credit Cards - Fixed Rate - 0.5%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		1,010	1,013,421
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17 (e)		304	306,603
Series 2012-A3, Class A3
0.86%, 11/15/17		260	262,385
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		950	958,466
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		310	311,916

			2,852,791

Autos - Floating Rate - 0.4%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.619%, 9/15/17 (c)(e)		616	616,013
Ford Credit Floorplan Master Owner Trust
Series 2012-1, Class A
0.691%, 1/15/16 (e)		187	187,786
GE Dealer Floorplan Master Note Trust
Series 2009-2A, Class A
1.771%, 10/20/14 (c)(e)		794	794,762
Hyundai Floorplan Master Owner Trust
Series 2009-1A, Class A
1.471%, 11/17/14 (c)(e)		595	595,841

			2,194,402

	Principal Amount (000)		U.S. $ Value
Credit Cards - Floating Rate - 0.4%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.391%, 4/17/17 (e)	U.S.$	460	$461,011
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.921%, 2/15/17 (c)(e)		490	491,168
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.79%, 3/18/14 (c)(e)		545	545,559
Series 2010-2A, Class A2
0.97%, 12/18/14 (c)(e)		420	420,331

			1,918,069

Other ABS - Fixed Rate - 0.3%
CIT Canada Equipment Receivables Trust
Series 2012-1A, Class A1
1.705%, 7/22/13 (c)	CAD	186	188,775
CIT Equipment Collateral
Series 2012-VT1, Class A3
1.10%, 8/22/16 (c)	U.S.$	268	268,392
CNH Equipment Trust
Series 2012-A, Class A3
0.94%, 5/15/17		375	377,828
Series 2010-C, Class A3
1.17%, 5/15/15		199	199,654
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		195	195,889
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (c)		275	275,256
John Deere Owner Trust
Series 2011-A, Class A2
0.64%, 6/16/14		80	80,330

			1,586,124

Other ABS - Floating Rate - 0.1%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.709%, 6/20/17 (e)		790	793,909

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		118	115,481

Home Equity Loans - Floating Rate - 0.0%
Bear Stearns Asset Backed Securities Trust
Series 2007-HE3, Class M1
0.667%, 4/25/37 (e)(g)		100	2,330

	Principal Amount (000)		U.S. $ Value
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.577%, 3/25/37 (e)(g)	U.S.$	76	$207
RASC Trust
Series 2003-KS3, Class A2
0.817%, 5/25/33 (e)		1	998

			3,535

Total Asset-Backed Securities (cost $20,553,252)			20,471,672

AGENCIES - 2.9%
Agency Debentures - 2.5%
Federal Farm Credit Bank
0.237%, 11/13/12 (e)		900	900,129
0.248%, 10/12/12 (e)		1,200	1,200,055
0.277%, 6/26/13 (e)		2,500	2,502,005
Federal National Mortgage Association
0.25%, 10/18/12 (e)		500	500,020
6.25%, 5/15/29		740	1,084,383
6.625%, 11/15/30		2,277	3,494,079
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		4,770	4,213,394

			13,894,065

Agency Subordinated - 0.4%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		2,198	2,305,790

Total Agencies (cost $14,432,675)			16,199,855

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
Non-Agency Fixed Rate CMBS - 1.9%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.534%, 4/15/40		110	116,974
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C1, Class A4
4.75%, 1/15/37		69	71,281
Series 2005-C1, Class A4
5.014%, 2/15/38		260	282,728
Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
6.00%, 6/15/38		620	714,381
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.998%, 5/15/46		535	623,794
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.427%, 4/10/37		215	161,154
Series 2007-GG9, Class A4
5.444%, 3/10/39		885	1,010,512
GS Mortgage Securities Corp. II

	Principal Amount (000)		U.S. $ Value
Series 2004-GG2, Class A6
5.396%, 8/10/38	U.S.$	80	$85,654
Series 2012-GCJ7, Class A4
3.377%, 5/10/45		960	1,036,406
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB11, Class A4
5.335%, 8/12/37		170	187,452
Series 2006-CB14, Class A4
5.481%, 12/12/44		315	355,077
Series 2006-CB16, Class A4
5.552%, 5/12/45		335	385,360
Series 2007-LD11, Class A4
6.003%, 6/15/49		895	1,035,941
Series 2007-LD12, Class AM
6.247%, 2/15/51		280	297,471
Series 2010-C2, Class A1
2.749%, 11/15/43 (c)		402	421,169
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.446%, 6/15/29		40	42,740
Series 2006-C1, Class A4
5.156%, 2/15/31		1,095	1,227,894
Series 2006-C3, Class A4
5.661%, 3/15/39		285	325,348
Series 2006-C4, Class A4
6.064%, 6/15/38		275	317,785
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38		374	382,273
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-2, Class A4
6.091%, 6/12/46		110	127,375
Series 2006-3, Class A2
5.291%, 7/12/46		851	873,099
Series 2006-3, Class A4
5.414%, 7/12/46		480	552,141

			10,634,009

Agency CMBS - 0.2%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		634	708,123

Non-Agency Floating Rate CMBS - 0.0%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
2.476%, 3/06/20 (c)(e)		75	74,997

Total Commercial Mortgage-Backed Securities (cost $10,567,113)			11,417,129

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.4%
Basic - 0.1%
LyondellBasell Industries NV
5.75%, 4/15/24	U.S.$	435	$494,812

Capital Goods - 0.2%
B/E Aerospace, Inc.
5.25%, 4/01/22		295	306,800
Ball Corp.
5.00%, 3/15/22		290	303,775
Hanson Australia Funding Ltd.
5.25%, 3/15/13		120	122,104

			732,679

Consumer Cyclical - Other - 0.1%
Host Hotels & Resorts LP
5.25%, 3/15/22 (b)(c)		195	210,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (b)(c)		295	303,850

			514,450

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		79	82,555

Energy - 0.0%
Cimarex Energy Co.
5.875%, 5/01/22		145	152,975

			1,977,471

Financial Institutions - 0.1%
Banking - 0.1%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	90	86,162
LBG Capital No.1 PLC
8.00%, 6/15/20 (c)	U.S.$	235	224,870

			311,032

Other Finance - 0.0%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		173	182,068

			493,100

Utility - 0.0%
Electric - 0.0%
CMS Energy Corp.
5.05%, 3/15/22		155	170,725

Total Corporates - Non-Investment Grades (cost $2,301,850)			2,641,296

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.0%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)	U.S.$	250	$279,688

Kazakhstan - 0.1%
KazMunayGas National Co.
7.00%, 5/05/20 (c)		251	308,102

Malaysia - 0.1%
Petronas Capital Ltd.
5.25%, 8/12/19 (c)		460	544,445

South Korea - 0.1%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		485	509,609

United Arab Emirates - 0.1%
IPIC GMTN Ltd.
3.75%, 3/01/17 (c)		465	489,180

Total Quasi-Sovereigns (cost $1,906,354)			2,131,024

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Indonesia - 0.1%
Republic of Indonesia
5.25%, 1/17/42 (c)		475	540,906

Qatar - 0.1%
State of Qatar
4.50%, 1/20/22 (c)		270	305,100

Russia - 0.0%
Russian Foreign Bond - Eurobond
7.50%, 3/31/30 (c)		240	303,316

Total Governments - Sovereign Bonds (cost $999,751)			1,149,322

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.1%
United States - 0.1%
California GO
7.625%, 3/01/40 (cost $464,423)		455	619,055

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.0%
Non-Agency Fixed Rate - 0.0%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.745%, 5/25/35		45	43,986
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36		23	22,891

			66,877

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.148%, 12/25/35 (e)	U.S.$	30	$20,941

Total Collateralized Mortgage Obligations (cost $97,216)			87,818

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Equity Indices - 0.0%
STOXX Europe Mid 200 Index
Expiration: Dec 2012, Exercise Price: EUR 225.00 (a)(h) (cost $292,224)		14,270	16,504

	Shares
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Household Durables - 0.0%
Brookfield Incorporacoes SA (a) (cost $0)		23,362	9,911

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.9%
Time Deposit - 2.1%
State Street Time Deposit 0.01%, 10/01/12 (cost $11,699,060)	U.S.$	11,699	11,699,060

U.S. Treasury Bill - 0.8%
U.S. Treasury Bill Zero Coupon 10/11/12-12/13/12 (cost $4,604,688)		4,605	4,604,688

Governments - Treasuries - 1.0%
Japan Treasury Discount Bill Series 292 Zero Coupon, 10/09/12 (cost $5,750,308)	JPY	450,000	5,766,149

Total Short-Term Investments (cost $22,054,056)			22,069,897

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 101.1% (cost $508,253,291)		$560,277,093

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.1%
Investment Companies - 2.1%
AllianceBernstein Exchange Reserves-Class I,
0.17% (i) (cost $11,691,540)	11,691,540	11,691,540

Total Investments - 103.2% (cost $519,944,831) (j)		571,968,633
Other assets less liabilities - (3.2)% (k)		(17,645,946)

Net Assets - 100.0%		$554,322,687

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	7	December 2012	$229,303	$220,836	$(8,467)
TOPIX Index Futures	1	December 2012	92,910	94,182	1,272

					$(7,195)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	2,304	USD	3,609	11/15/12	$(111,330)
Barclays Bank PLC Wholesale	USD	982	EUR	787	11/15/12	29,415
Barclays Bank PLC Wholesale	USD	3,460	GBP	2,209	11/15/12	106,740
Barclays Bank PLC Wholesale	USD	477	JPY	37,836	11/15/12	8,099
Barclays Bank PLC Wholesale	USD	1,728	SEK	11,481	12/14/12	15,923
BNP Paribas SA	EUR	3,954	USD	4,888	11/15/12	(195,707)
Citibank NA	CAD	864	USD	885	11/09/12	6,295
Citibank NA	GBP	269	USD	437	11/15/12	2,639
Citibank NA	JPY	171,962	USD	2,172	11/15/12	(31,810)
Credit Suisse London Branch (GFX)	JPY	450,000	USD	5,748	10/09/12	(18,524)
Credit Suisse London Branch (GFX)	EUR	440	USD	574	10/24/12	9,056
Credit Suisse London Branch (GFX)	JPY	84,636	USD	1,073	11/15/12	(11,994)
Credit Suisse London Branch (GFX)	USD	638	CHF	624	11/15/12	26,226
Credit Suisse London Branch (GFX)	USD	4,214	EUR	3,231	11/15/12	(60,217)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse London Branch (GFX)	USD	3,132	JPY	246,325	11/15/12	$25,090
Credit Suisse London Branch (GFX)	USD	681	NOK	4,173	11/15/12	45,956
Credit Suisse London Branch (GFX)	USD	1,311	EUR	1,005	12/14/12	(18,683)
Deutsche Bank AG London	USD	2,665	JPY	208,694	11/15/12	10,617
Deutsche Bank AG London	USD	757	AUD	733	12/14/12	(1,297)
Goldman Sachs Capital Markets LP	GBP	1,428	USD	2,278	11/15/12	(27,031)
Goldman Sachs Capital Markets LP	USD	386	NZD	469	12/14/12	594
HSBC BankUSA	HKD	33,071	USD	4,265	11/15/12	(293)
HSBC BankUSA	USD	570	GBP	357	12/14/12	6,713
HSBC BankUSA	USD	1,491	NOK	8,679	12/14/12	19,258
JPMorgan Chase Bank NA	USD	788	SGD	984	11/15/12	13,903
JPMorgan Chase Bank NA	JPY	37,998	USD	484	12/14/12	(3,138)
Royal Bank of Canada	CAD	3,182	USD	3,194	11/15/12	(39,741)
Royal Bank of Canada	JPY	92,411	USD	1,177	11/15/12	(7,203)
Royal Bank of Canada	CAD	611	USD	624	12/14/12	3,518
Royal Bank of Scotland PLC	EUR	299	USD	372	11/15/12	(12,808)
Royal Bank of Scotland PLC	USD	3,854	AUD	3,714	11/15/12	(16,716)
Royal Bank of Scotland PLC	EUR	2,470	USD	3,164	12/14/12	(12,024)
Standard Chartered Bank	BRL	844	USD	416	10/02/12	(687)
Standard Chartered Bank	USD	415	BRL	844	10/02/12	1,484
State Street Bank & Trust Co.	BRL	844	USD	412	10/02/12	(3,896)
State Street Bank & Trust Co.	CHF	353	USD	367	11/15/12	(8,382)
State Street Bank & Trust Co.	INR	23,374	USD	416	11/15/12	(23,598)
State Street Bank & Trust Co.	USD	159	CAD	158	11/15/12	1,733
State Street Bank & Trust Co.	USD	549	EUR	440	11/15/12	16,904
State Street Bank & Trust Co.	USD	127	SEK	884	11/15/12	7,584
State Street Bank & Trust Co.	AUD	193	USD	200	12/14/12	1,445
State Street Bank & Trust Co.	GBP	197	USD	319	12/14/12	1,452
State Street Bank & Trust Co.	JPY	16,606	USD	212	12/14/12	(1,058)
State Street Bank & Trust Co.	SEK	1,053	USD	161	12/14/12	975
UBS AG	AUD	1,081	USD	1,124	11/15/12	7,238
UBS AG	CHF	688	USD	742	11/15/12	9,599
UBS AG	EUR	383	USD	495	11/15/12	2,368
UBS AG	USD	844	EUR	678	11/15/12	27,321
UBS AG	USD	2,008	NOK	11,853	11/15/12	57,781
UBS AG	USD	2,136	SEK	14,348	11/15/12	45,240
Westpac Banking Corp.	AUD	413	USD	433	11/15/12	5,715

						$(89,256)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
STOXX Europe Mid 200 Index (h) (premium received $117,034)	14,270	$190.00	December 2012	$(1,834)

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,970	1/30/17	1.059%	3 Month LIBOR	$(37,546)
JPMorgan Chase Bank, NA	2,200	2/7/22	2.043%	3 Month LIBOR	(90,861)

					$(128,407)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC.:
Bank of America Corp., 5.65% 5/01/18, 9/20/17*	1.00%	1.69%	$360	$(11,678)	$(24,833)	$13,155
BNP Paribas SA:
Anadarko Petroleum Corp. 5.95%, 9/15/16, 9/20/17*	1.00	1.66	530	(16,521)	(17,836)	1,315

				$(28,199)	$(42,669)	$14,470

*	Termination date

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $20,491,958 or 3.7% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2012.
(e)	Floating Rate Security. Stated interest rate was in effect at September 30, 2012.
(f)	Variable rate coupon, rate shown as of September 30, 2012.
(g)	Illiquid security.
(h)	One contract relates to 1 share.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $65,028,165 and gross unrealized depreciation of investments was $(13,004,363), resulting in net unrealized appreciation of $52,023,802.

(k)	An amount of U.S. $19,583 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2012.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
INR	-	Indian Rupee
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ADR	-	American Depositary Receipt
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GDR	-	Global Depositary Receipt
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NVDR	-	Non Voting Depositary Receipt
REG	-	Registered Shares
TBA	-	To Be Announced

AllianceBernstein Variable Products Series Fund

Balanced Wealth Strategy Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$53,659,639		$46,329,644		$	– 0	–	$99,989,283
Information Technology	48,047,041		4,800,907			– 0	–	52,847,948
Consumer Discretionary	38,213,366		14,434,428			– 0	–	52,647,794
Health Care	31,290,099		5,084,005			– 0	–	36,374,104
Energy	26,073,995		9,814,269			– 0	–	35,888,264
Industrials	18,327,621		12,024,836			– 0	–	30,352,457
Consumer Staples	16,334,450		9,738,602			– 0	–	26,073,052
Materials	3,730,558		4,260,228			– 0	–	7,990,786
Telecommunication Services	3,469,406		3,192,815			– 0	–	6,662,221
Utilities	4,248,203		1,990,755			– 0	–	6,238,958
Other Instruments	605,160		– 0	–		– 0	–	605,160
Corporates - Investment Grades	169,572		52,896,205			– 0	–	53,065,777
Mortgage Pass-Throughs	– 0	–	39,711,319			– 0	–	39,711,319
Governments - Treasuries	– 0	–	35,016,487			– 0	–	35,016,487
Asset-Backed Securities	– 0	–	17,972,623			2,499,049		20,471,672
Agencies	– 0	–	16,199,855			– 0	–	16,199,855
Commercial Mortgage-Backed Securities	– 0	–	9,847,566			1,569,563		11,417,129
Corporates - Non-Investment Grades	– 0	–	2,641,296			– 0	–	2,641,296
Quasi-Sovereigns	– 0	–	2,131,024			– 0	–	2,131,024
Governments - Sovereign Bonds	– 0	–	1,149,322			– 0	–	1,149,322
Local Governments - Municipal Bonds	– 0	–	619,055			– 0	–	619,055
Collateralized Mortgage Obligations	– 0	–	– 0	–		87,818		87,818
Options Purchased - Puts	– 0	–	16,504			– 0	–	16,504
Rights	9,911		– 0	–		– 0	–	9,911
Short-Term Investments:
Time Deposit	– 0	–	11,699,060			– 0	–	11,699,060
U.S. Treasury Bill	– 0	–	4,604,688			– 0	–	4,604,688
Governments - Treasuries	– 0	–	5,766,149			– 0	–	5,766,149
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	11,691,540		– 0	–		– 0	–	11,691,540

Total Investments in Securities	255,870,561		311,941,642+			4,156,430		571,968,633
Other Financial Instruments* :
Assets:
Futures Contracts	– 0	–	1,272			– 0	–	1,272
Forward Currency Exchange Contracts	– 0	–	516,881			– 0	–	516,881
Credit Default Swap Contracts	– 0	–	14,470			– 0	–	14,470
Liabilities:
Futures Contracts	(8,467)		– 0	–		– 0	–	(8,467)
Forward Currency Exchange Contracts	– 0	–	(606,137)			– 0	–	(606,137)
Put Options Written	– 0	–	(1,834)			– 0	–	(1,834)
Interest Rate Swap Contracts	– 0	–	(128,407)			– 0	–	(128,407)

Total^	$255,862,094		$311,737,887			$4,156,430		$571,756,411

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on the third party vendor modeling tools to the extent available.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 12/31/11	$1,850,013		$453,065		$311,631
Accrued discounts/(premiums)	868		11,457		27
Realized gain (loss)	(109,961)		66,661		(271,732)
Change in unrealized appreciation/depreciation	177,627		38,534		315,658
Purchases	1,674,396		1,275,491		– 0	–
Sales	(1,093,894)		(275,645)		(267,766)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 9/30/12	$2,499,049		$1,569,563		$87,818

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$74,446		$86,911		$12,169

	Total
Balance as of 12/31/11	$2,614,709
Accrued discounts/(premiums)	12,352
Realized gain (loss)	(315,032)
Change in unrealized appreciation/depreciation	531,819
Purchases	2,949,887
Sales	(1,637,305)
Transfers in to Level 3	– 0	–
Transfers out of Level 3	– 0	–

Balance as of 9/30/12	$4,156,430

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$173,526

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 31.3%
Financials - 5.8%
Capital Markets - 0.5%
Aberdeen Asset Management PLC	3,678	$18,506
Ameriprise Financial, Inc.	495	28,061
Bank of New York Mellon Corp. (The)	2,815	63,675
BlackRock, Inc.-Class A	327	58,304
Charles Schwab Corp. (The)	2,640	33,766
Credit Suisse Group AG (a)	3,127	66,118
Daiwa Securities Group, Inc. (b)	4,000	15,193
Deutsche Bank AG (REG)	2,499	98,984
E*Trade Financial Corp. (a)	620	5,462
Federated Investors, Inc.-Class B (b)	210	4,345
Franklin Resources, Inc.	340	42,524
Goldman Sachs Group, Inc. (The)	1,088	123,684
Invesco Ltd.	1,030	25,740
Julius Baer Group Ltd. (a)	1,220	42,555
Legg Mason, Inc.	260	6,417
Macquarie Group Ltd.	890	26,097
Morgan Stanley	3,320	55,577
Nomura Holdings, Inc.	9,800	34,997
Northern Trust Corp.	510	23,672
Partners Group Holding AG	133	27,689
Schroders PLC	729	17,914
State Street Corp.	1,135	47,624
T Rowe Price Group, Inc.	625	39,562
UBS AG (a)	9,783	119,125

		1,025,591

Commercial Banks - 2.2%
Aozora Bank Ltd. (b)	6,000	18,348
Australia & New Zealand Banking Group Ltd.	7,203	184,077
Banco Bilbao Vizcaya Argentaria SA	12,732	100,174
Banco de Sabadell SA	5,579	14,991
Banco Espirito Santo SA (a)	5,403	3,917
Banco Popular Espanol SA (b)	2,820	6,174
Banco Santander SA (a)	25,164	187,834
Bank Leumi Le-Israel BM (a)	6,125	17,166
Bank of Yokohama Ltd. (The)	3,000	14,266
Barclays PLC	31,160	108,206
BB&T Corp.	1,700	56,372
BOC Hong Kong Holdings Ltd.	10,000	31,626
CaixaBank	2,117	7,973
Chiba Bank Ltd. (The)	2,000	11,626
Comerica, Inc.	450	13,973
Commerzbank AG (a)	11,674	20,884
Commonwealth Bank of Australia	4,251	244,764
Credit Agricole SA (a)	5,455	37,521
Danske Bank A/S (a)	1,753	31,592
DBS Group Holdings Ltd.	5,000	58,401
DnB ASA	2,627	32,181
Erste Group Bank AG (a)	578	12,918
Fifth Third Bancorp	2,190	33,967
First Horizon National Corp.	585	5,634
Fukuoka Financial Group, Inc.	4,000	16,241
Hang Seng Bank Ltd.	2,100	32,103

Company	Shares	U.S. $ Value
HSBC Holdings PLC	48,399	$449,615
Huntington Bancshares, Inc./OH	2,065	14,248
Intesa Sanpaolo SpA	27,085	41,300
Joyo Bank Ltd. (The) (b)	3,000	14,672
KBC Groep NV	433	10,399
KeyCorp	2,275	19,883
Lloyds Banking Group PLC (a)	111,087	69,947
M&T Bank Corp.	315	29,975
Mitsubishi UFJ Financial Group, Inc. (b)	34,200	160,041
Mizrahi Tefahot Bank Ltd. (a)	973	8,639
Mizuho Financial Group, Inc. (b)	61,400	99,654
National Australia Bank Ltd.	6,018	158,224
Natixis	9,006	28,272
Nordea Bank AB	7,072	69,999
Oversea-Chinese Banking Corp., Ltd.	7,000	53,089
PNC Financial Services Group, Inc.	1,280	80,768
Raiffeisen Bank International AG (b)	176	6,382
Regions Financial Corp.	3,375	24,334
Resona Holdings, Inc.	5,100	20,882
Royal Bank of Scotland Group PLC (a)	5,577	23,171
Seven Bank Ltd.	5,324	16,245
Shinsei Bank Ltd.	12,000	15,501
Shizuoka Bank Ltd. (The)	1,000	10,233
Skandinaviska Enskilda Banken AB	4,967	41,620
Societe Generale SA (a)	1,878	53,219
Standard Chartered PLC	6,409	145,221
Sumitomo Mitsui Financial Group, Inc. (b)	3,600	112,169
Sumitomo Mitsui Trust Holdings, Inc. (b)	8,000	23,751
SunTrust Banks, Inc.	1,290	36,468
Svenska Handelsbanken AB	1,317	49,426
Swedbank AB	2,205	41,474
UniCredit SpA (a)	10,889	45,313
United Overseas Bank Ltd.	3,000	47,841
US Bancorp	4,565	156,579
Wells Fargo & Co.	11,875	410,044
Westpac Banking Corp.	8,210	210,511
Zions Bancorporation	430	8,882

		4,110,920

Consumer Finance - 0.2%
American Express Co.	2,410	137,032
Capital One Financial Corp.	1,413	80,555
Credit Saison Co., Ltd.	700	16,912
Discover Financial Services	1,260	50,060
SLM Corp.	1,100	17,292

		301,851

Diversified Financial Services - 0.7%
ASX Ltd.	744	22,733
Bank of America Corp.	26,095	230,419
Citigroup, Inc.	7,078	231,592
CME Group, Inc.-Class A	750	42,975
Deutsche Boerse AG	524	28,997
Eurazeo	427	19,544
Exor SpA	1,279	32,228
Groupe Bruxelles Lambert SA	217	16,117
Hong Kong Exchanges and Clearing Ltd.	2,800	42,031

Company	Shares	U.S. $ Value
ING Groep NV (a)	10,296	$81,546
IntercontinentalExchange, Inc. (a)	200	26,682
Investor AB	1,705	37,573
JPMorgan Chase & Co.	9,215	373,023
Leucadia National Corp.	455	10,351
London Stock Exchange Group PLC	969	14,782
Mitsubishi UFJ Lease & Finance Co., Ltd.	350	14,735
Moody’s Corp.	445	19,656
NASDAQ OMX Group, Inc. (The)	260	6,057
NYSE Euronext	585	14,420
ORIX Corp.	280	28,045
Pohjola Bank PLC	371	4,891
Resolution Ltd.	3,866	13,566
Singapore Exchange Ltd.	3,000	17,051
Wendel SA	322	27,175

		1,356,189

Insurance - 1.3%
ACE Ltd.	835	63,126
Admiral Group PLC	819	13,958
Aegon NV	7,148	37,161
Aflac, Inc.	1,105	52,907
Ageas	627	15,063
AIA Group Ltd.	27,520	101,444
Allianz SE	1,224	145,978
Allstate Corp. (The)	1,150	45,551
American International Group, Inc. (a)	2,792	91,550
AON PLC	765	40,002
Assicurazioni Generali SpA	3,139	45,253
Assurant, Inc.	160	5,968
Aviva PLC	7,812	40,367
Berkshire Hathaway, Inc. (a)	4,430	390,726
Chubb Corp. (The)	660	50,345
Cincinnati Financial Corp.	360	13,640
CNP Assurances	2,026	26,441
Dai-ichi Life Insurance Co., Ltd. (The)	23	26,015
Genworth Financial, Inc.-Class A (a)	1,185	6,198
Hannover Rueckversicherung AG	173	11,071
Hartford Financial Services Group, Inc.	1,025	19,926
Insurance Australia Group Ltd.	6,220	28,053
Legal & General Group PLC	15,786	33,702
Lincoln National Corp.	640	15,482
Loews Corp.	740	30,532
Mapfre SA	3,353	9,194
Marsh & McLennan Cos., Inc.	1,290	43,770
MetLife, Inc.	2,570	88,562
MS&AD Insurance Group Holdings (b)	1,400	24,167
Muenchener Rueckversicherungs AG	482	75,367
NKSJ Holdings, Inc. (b)	1,000	19,502
Old Mutual PLC	13,083	35,993
Principal Financial Group, Inc.	640	17,242
Progressive Corp. (The)	1,345	27,895
Prudential Financial, Inc.	1,115	60,779
Prudential PLC	6,850	88,949
QBE Insurance Group Ltd.	3,112	41,562
RSA Insurance Group PLC (b)	9,493	16,971
Sampo Oyj	1,127	35,118
SCOR SE	935	24,101

Company	Shares	U.S. $ Value
Sony Financial Holdings, Inc.	875	$14,919
Standard Life PLC	6,327	27,929
Suncorp Group Ltd.	3,459	32,993
Swiss Re AG (a)	947	60,934
T&D Holdings, Inc. (b)	1,550	16,736
Tokio Marine Holdings, Inc. (b)	1,900	48,348
Torchmark Corp.	235	12,067
Travelers Cos., Inc. (The)	930	63,482
Tryg AS	78	5,058
Unum Group	670	12,877
Vienna Insurance Group AG Wiener Versicherung Gruppe	71	3,015
XL Group PLC	710	17,061
Zurich Financial Services AG (a)	396	98,726

		2,373,776

Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	955	68,177
Apartment Investment & Management Co.-Class A	305	7,927
AvalonBay Communities, Inc.	225	30,598
Boston Properties, Inc.	390	43,138
British Land Co. PLC	2,299	19,418
Capital Shopping Centres Group PLC	2,951	15,631
CFS Retail Property Trust Group	11,279	22,505
Dexus Property Group	23,282	22,889
Equity Residential	730	41,997
Fonciere Des Regions	329	24,725
Gecina SA	253	25,891
Goodman Group	5,915	24,176
GPT Group	6,698	23,546
Hammerson PLC	2,197	16,036
HCP, Inc.	1,030	45,814
Health Care REIT, Inc.	565	32,629
Host Hotels & Resorts, Inc.	1,710	27,445
ICADE	296	24,109
Japan Real Estate Investment Corp.	2	20,127
Japan Retail Fund Investment Corp.	8	14,284
Kimco Realty Corp.	970	19,662
Klepierre	695	24,351
Land Securities Group PLC	2,095	25,819
Link REIT (The)	6,000	28,379
Mirvac Group	12,834	18,981
Nippon Building Fund, Inc.	2	21,558
Plum Creek Timber Co., Inc.	360	15,782
ProLogis, Inc.	1,090	38,183
Public Storage	340	47,318
Simon Property Group, Inc.	736	111,732
Stockland	6,911	23,841
Unibail-Rodamco SE	247	49,219
Ventas, Inc.	721	44,882
Vornado Realty Trust	395	32,015
Westfield Group	5,897	61,968
Westfield Retail Trust	7,800	23,290
Weyerhaeuser Co.	1,290	33,721

		1,171,763

Real Estate Management & Development - 0.3%
Aeon Mall Co., Ltd.	700	17,093

Company	Shares	U.S. $ Value
CapitaLand Ltd.	11,000	$28,334
CBRE Group, Inc. (a)	715	13,163
Cheung Kong Holdings Ltd.	4,000	58,384
City Developments Ltd.	3,000	28,554
Daito Trust Construction Co., Ltd. (b)	200	20,077
Daiwa House Industry Co., Ltd.	1,000	14,490
Global Logistic Properties Ltd.	14,661	29,885
Hang Lung Group Ltd.	4,000	25,286
Hang Lung Properties Ltd.	7,000	23,834
Henderson Land Development Co., Ltd.	4,000	28,543
IMMOFINANZ AG (a)	2,501	9,083
Mitsubishi Estate Co., Ltd.	3,000	57,360
Mitsui Fudosan Co., Ltd.	2,000	39,965
Nomura Real Estate Holdings, Inc.	800	14,028
Sino Land Co., Ltd.	16,000	29,796
Sumitomo Realty & Development Co., Ltd.	1,000	26,498
Sun Hung Kai Properties Ltd.	4,000	58,202
Swire Pacific Ltd.	2,000	24,405
Wharf Holdings Ltd.	4,000	27,505
Wheelock & Co., Ltd.	6,000	25,777

		600,262

Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	1,130	8,995
People’s United Financial, Inc.	815	9,894

		18,889

		10,959,241

Information Technology - 4.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	12,810	244,543
F5 Networks, Inc. (a)	190	19,893
Harris Corp.	275	14,085
JDS Uniphase Corp. (a)	560	6,936
Juniper Networks, Inc. (a)	1,270	21,730
Motorola Solutions, Inc.	695	35,132
Nokia Oyj (b)	10,067	26,126
QUALCOMM, Inc.	4,130	258,084
Telefonaktiebolaget LM Ericsson-Class B	8,096	73,844

		700,373

Computers & Peripherals - 1.0%
Apple, Inc.	2,273	1,516,682
Dell, Inc.	3,530	34,806
EMC Corp./MA (a)	5,075	138,395
Fujitsu Ltd.	5,000	18,771
Gemalto NV	323	28,408
Hewlett-Packard Co.	4,760	81,206
NEC Corp. (a)(b)	9,000	14,282
NetApp, Inc. (a)	880	28,934
SanDisk Corp. (a)	580	25,189
Seagate Technology PLC	850	26,350
Toshiba Corp.	11,000	35,255
Western Digital Corp.	540	20,914

		1,969,192

Company	Shares	U.S. $ Value
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp.-Class A	395	$23,258
Corning, Inc.	3,605	47,406
FLIR Systems, Inc.	360	7,191
Fujifilm Holdings Corp.	1,200	20,098
Hexagon AB	938	20,172
Hirose Electric Co., Ltd.	100	11,195
Hitachi High-Technologies Corp.	600	14,485
Hitachi Ltd. (b)	12,000	66,637
Hoya Corp. (b)	1,200	26,326
Jabil Circuit, Inc.	445	8,330
Keyence Corp.	100	25,608
Kyocera Corp.	400	34,660
Molex, Inc. (b)	325	8,541
Murata Manufacturing Co., Ltd.	500	26,618
Omron Corp.	700	13,452
TDK Corp. (b)	300	11,156
TE Connectivity Ltd.	1,030	35,030

		400,163

Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)(b)	425	16,261
Dena Co., Ltd. (b)	529	17,548
eBay, Inc. (a)	2,805	135,790
Google, Inc.-Class A (a)	647	488,162
VeriSign, Inc. (a)	375	18,259
Yahoo! Japan Corp.	43	16,359
Yahoo!, Inc. (a)	2,525	40,337

		732,716

IT Services - 0.7%
Accenture PLC	1,535	107,496
Amadeus IT Holding SA	842	19,630
Automatic Data Processing, Inc.	1,170	68,632
Cap Gemini SA	638	26,961
Cognizant Technology Solutions Corp.-Class A (a)	725	50,692
Computer Sciences Corp.	370	11,918
Computershare Ltd.	1,449	12,432
Fidelity National Information Services, Inc.	600	18,732
Fiserv, Inc. (a)	330	24,430
International Business Machines Corp.	2,605	540,407
Mastercard, Inc.-Class A	265	119,642
Nomura Research Institute Ltd. (b)	600	12,365
NTT Data Corp.	5	15,699
Paychex, Inc.	775	25,800
SAIC, Inc.	685	8,248
Teradata Corp. (a)	405	30,541
Total System Services, Inc.	390	9,243
Visa, Inc.-Class A	1,265	169,864
Western Union Co. (The)-Class W	1,450	26,419

		1,299,151

Office Electronics - 0.1%
Canon, Inc.	3,000	96,293
Konica Minolta Holdings, Inc.	2,000	15,385

Company	Shares	U.S. $ Value
Ricoh Co., Ltd. (b)	2,000	$16,890
Xerox Corp.	3,165	23,231

		151,799

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc. (a)	1,455	4,903
Altera Corp.	760	25,829
Analog Devices, Inc.	730	28,609
Applied Materials, Inc.	2,985	33,327
ARM Holdings PLC	3,698	34,516
ASM Pacific Technology Ltd. (b)	900	10,636
ASML Holding NV	1,129	60,388
Broadcom Corp.-Class A (a)	1,220	42,188
Infineon Technologies AG	3,026	19,234
Intel Corp.	12,090	274,201
KLA-Tencor Corp.	410	19,559
Lam Research Corp. (a)	429	13,636
Linear Technology Corp.	540	17,199
LSI Corp. (a)	1,320	9,121
Mellanox Technologies Ltd. (a)	100	10,371
Microchip Technology, Inc. (b)	445	14,569
Micron Technology, Inc. (a)	2,420	14,484
NVIDIA Corp. (a)	1,485	19,810
Rohm Co., Ltd. (b)	400	13,470
Teradyne, Inc. (a)	430	6,115
Texas Instruments, Inc.	2,725	75,074
Tokyo Electron Ltd.	500	21,300
Xilinx, Inc.	635	21,215

		789,754

Software - 0.8%
Adobe Systems, Inc. (a)	1,190	38,627
Autodesk, Inc. (a)	545	18,187
BMC Software, Inc. (a)	355	14,729
CA, Inc.	825	21,256
Citrix Systems, Inc. (a)	450	34,456
Dassault Systemes SA	243	25,530
Electronic Arts, Inc. (a)	765	9,708
Intuit, Inc.	670	39,450
Microsoft Corp.	18,280	544,378
Nexon Co., Ltd. (a)	735	10,148
NICE Systems Ltd. (a)	208	6,915
Nintendo Co., Ltd.	300	38,107
Oracle Corp.	9,220	290,338
Oracle Corp. Japan (b)	300	15,450
Red Hat, Inc. (a)	470	26,762
Sage Group PLC (The)	3,508	17,775
Salesforce.com, Inc. (a)	311	47,487
SAP AG	2,473	175,987
Symantec Corp. (a)	1,695	30,510

Company	Shares	U.S. $ Value
Trend Micro, Inc.	500	$13,941

		1,419,741

		7,462,889

Consumer Staples - 3.6%
Beverages - 0.8%
Anheuser-Busch InBev NV	2,159	184,700
Asahi Group Holdings Ltd.	1,000	24,661
Beam, Inc.	400	23,016
Brown-Forman Corp.-Class B	352	22,968
Carlsberg A/S	288	25,514
Coca Cola Hellenic Bottling Co. SA (a)	542	10,113
Coca-Cola Amatil Ltd.	1,634	22,940
Coca-Cola Co. (The)	9,380	355,783
Coca-Cola Enterprises, Inc.	650	20,325
Constellation Brands, Inc.-Class A (a)	320	10,352
Diageo PLC	6,728	189,448
Dr Pepper Snapple Group, Inc.	520	23,156
Heineken NV	784	46,734
Kirin Holdings Co., Ltd. (b)	2,000	26,743
Molson Coors Brewing Co.-Class B	350	15,768
Monster Beverage Corp. (a)	360	19,498
PepsiCo, Inc.	3,775	267,157
Pernod-Ricard SA	569	63,825
SABMiller PLC	2,567	112,948

		1,465,649

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	1,600	18,067
Carrefour SA	1,552	32,194
Casino Guichard Perrachon SA	225	19,903
Colruyt SA	204	8,888
Costco Wholesale Corp.	1,065	106,633
CVS Caremark Corp.	3,080	149,134
Delhaize Group SA	274	10,582
Distribuidora Internacional de Alimentacion SA	1,644	9,079
FamilyMart Co., Ltd.	300	14,739
J Sainsbury PLC	3,281	18,439
Jeronimo Martins SGPS SA	592	9,883
Kesko Oyj	171	4,847
Kroger Co. (The)	1,315	30,955
Lawson, Inc.	200	15,353
Metro AG	441	13,212
Safeway, Inc. (b)	545	8,769
Seven & I Holdings Co., Ltd.	2,000	61,287
Sysco Corp. (b)	1,405	43,934
Tesco PLC	21,592	115,949
Wal-Mart Stores, Inc.	4,063	299,849
Walgreen Co.	2,045	74,520
Wesfarmers Ltd.	2,706	95,772
Whole Foods Market, Inc.	410	39,934
WM Morrison Supermarkets PLC	6,401	29,513
Woolworths Ltd.	3,298	98,204

		1,329,639

Food Products - 0.9%
Ajinomoto Co., Inc.	2,000	31,327

Company	Shares	U.S. $ Value
Archer-Daniels-Midland Co.	1,565	$42,537
Associated British Foods PLC	958	19,962
Campbell Soup Co.	425	14,798
ConAgra Foods, Inc.	935	25,797
Danone SA	1,554	95,616
DE Master Blenders 1753 NV (a)	1,580	19,053
Dean Foods Co. (a)	430	7,030
General Mills, Inc.	1,585	63,162
Hershey Co. (The)	350	24,811
HJ Heinz Co.	765	42,802
Hormel Foods Corp.	325	9,503
JM Smucker Co. (The)	295	25,467
Kellogg Co.	615	31,771
Kerry Group PLC	401	20,535
Kraft Foods, Inc.-Class A	4,285	177,185
Lindt & Spruengli AG (a)	1	36,113
McCormick & Co., Inc./MD	325	20,163
Mead Johnson Nutrition Co.-Class A	510	37,373
MEIJI Holdings Co., Ltd.	300	14,888
Nestle SA	8,871	559,736
Nissin Foods Holdings Co., Ltd. (b)	400	15,669
Tate & Lyle PLC	1,256	13,509
Tyson Foods, Inc.-Class A	675	10,813
Unilever NV	4,379	155,306
Unilever PLC	3,450	125,966
Wilmar International Ltd.	9,000	23,764
Yakult Honsha Co., Ltd. (b)	400	18,967

		1,683,623

Household Products - 0.5%
Clorox Co. (The)	320	23,056
Colgate-Palmolive Co.	1,075	115,262
Henkel AG & Co. KGaA	366	23,888
Henkel AG & Co. KGaA (Preference Shares)	479	38,156
Kimberly-Clark Corp.	965	82,778
Procter & Gamble Co. (The)	6,665	462,284
Reckitt Benckiser Group PLC	1,773	102,150
Svenska Cellulosa AB-Class B	2,115	39,322
Unicharm Corp. (b)	300	17,201

		904,097

Personal Products - 0.1%
Avon Products, Inc.	1,005	16,030
Beiersdorf AG	310	22,768
Estee Lauder Cos., Inc. (The)-Class A	590	36,326
Kao Corp. (b)	1,400	41,162
L’Oreal SA	646	79,872
Shiseido Co., Ltd. (b)	1,000	13,707

		209,865

Tobacco - 0.6%
Altria Group, Inc.	4,910	163,945
British American Tobacco PLC	5,292	271,921
Imperial Tobacco Group PLC	2,690	99,655
Japan Tobacco, Inc.	2,419	72,410
Lorillard, Inc.	330	38,428
Philip Morris International, Inc.	4,100	368,754

Company	Shares	U.S. $ Value
Reynolds American, Inc.	785	$34,022
Swedish Match AB	573	23,196

		1,072,331

		6,665,204

Health Care - 3.5%
Biotechnology - 0.3%
Alexion Pharmaceuticals, Inc. (a)	460	52,624
Amgen, Inc.	1,873	157,931
Biogen Idec, Inc. (a)	565	84,315
Celgene Corp. (a)	1,030	78,692
CSL Ltd.	1,396	66,399
Gilead Sciences, Inc. (a)	1,825	121,052
Grifols S.A. (a)	401	13,255

		574,268

Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	1,330	80,146
Becton Dickinson and Co.	480	37,709
Boston Scientific Corp. (a)	3,410	19,573
CareFusion Corp. (a)	490	13,911
Cie Generale d’Optique Essilor International SA	547	51,186
Coloplast A/S	61	12,711
Covidien PLC	1,175	69,819
CR Bard, Inc.	215	22,500
DENTSPLY International, Inc.	330	12,586
Edwards Lifesciences Corp. (a)	295	31,674
Fresenius SE & Co. KGaA	333	38,667
Getinge AB	997	30,098
Intuitive Surgical, Inc. (a)	105	52,041
Medtronic, Inc.	2,460	106,075
Olympus Corp. (a)(b)	900	17,571
Smith & Nephew PLC	2,408	26,564
Sonova Holding AG (a)	351	35,514
St. Jude Medical, Inc.	765	32,229
Stryker Corp.	675	37,571
Sysmex Corp.	200	9,617
Terumo Corp.	400	17,198
Varian Medical Systems, Inc. (a)	245	14,778
William Demant Holding AS (a)	70	6,272
Zimmer Holdings, Inc.	435	29,415

		805,425

Health Care Providers & Services - 0.4%
Aetna, Inc.	820	32,472
AmerisourceBergen Corp.-Class A	585	22,645
Cardinal Health, Inc.	795	30,981
CIGNA Corp.	715	33,727
Coventry Health Care, Inc.	330	13,758
DaVita, Inc. (a)	225	23,312
Express Scripts Holding Co. (a)	1,989	124,651
Fresenius Medical Care AG & Co. KGaA	564	41,370
Humana, Inc.	415	29,112
Laboratory Corp. of America Holdings (a)	225	20,806

Company	Shares	U.S. $ Value
McKesson Corp.	565	$48,607
Patterson Cos., Inc.	210	7,190
Quest Diagnostics, Inc.	400	25,372
Ramsay Health Care Ltd.	490	12,181
Sonic Healthcare Ltd.	1,715	24,024
Tenet Healthcare Corp. (a)	975	6,113
UnitedHealth Group, Inc.	2,485	137,694
WellPoint, Inc.	800	46,408

		680,423

Health Care Technology - 0.0%
Cerner Corp. (a)	340	26,319

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	845	32,490
Life Technologies Corp. (a)	425	20,774
PerkinElmer, Inc.	245	7,220
QIAGEN NV (a)	667	12,298
Thermo Fisher Scientific, Inc.	885	52,065
Waters Corp. (a)	215	17,916

		142,763

Pharmaceuticals - 2.3%
Abbott Laboratories	3,815	261,556
Allergan, Inc./United States	750	68,685
Astellas Pharma, Inc. (b)	1,200	60,816
AstraZeneca PLC	3,432	163,861
Bayer AG	2,223	191,155
Bristol-Myers Squibb Co.	4,045	136,519
Chugai Pharmaceutical Co., Ltd.	700	14,672
Daiichi Sankyo Co., Ltd. (b)	1,800	29,650
Dainippon Sumitomo Pharma Co., Ltd.	1,400	15,382
Eisai Co., Ltd. (b)	700	31,534
Elan Corp. PLC (a)	1,351	14,514
Eli Lilly & Co.	2,465	116,866
Forest Laboratories, Inc. (a)	545	19,408
GlaxoSmithKline PLC	13,572	313,277
Hisamitsu Pharmaceutical Co., Inc.	300	16,604
Hospira, Inc. (a)	360	11,815
Johnson & Johnson	6,685	460,663
Kyowa Hakko Kirin Co., Ltd.	1,000	12,076
Merck & Co., Inc.	7,395	333,515
Merck KGaA	204	25,182
Mitsubishi Tanabe Pharma Corp.	1,000	15,176
Mylan, Inc./PA (a)	945	23,058
Novartis AG	6,183	378,421
Novo Nordisk A/S-Class B	1,095	172,324
Ono Pharmaceutical Co., Ltd.	200	12,306
Orion Oyj	259	5,544
Otsuka Holdings Co., Ltd. (b)	975	30,216
Perrigo Co.	220	25,557
Pfizer, Inc.	18,050	448,543
Roche Holding AG	1,889	353,331
Sanofi	3,244	277,610
Shionogi & Co., Ltd.	1,000	15,239
Shire PLC	1,512	44,602
Taisho Pharmaceutical Holdings Co., Ltd. (b)	172	13,990

Company	Shares	U.S. $ Value
Takeda Pharmaceutical Co., Ltd. (b)	2,100	$96,616
Teva Pharmaceutical Industries Ltd.	2,533	104,559
UCB SA	296	16,289
Watson Pharmaceuticals, Inc. (a)	315	26,825

		4,357,956

		6,587,154

Industrials - 3.5%
Aerospace & Defense - 0.5%
BAE Systems PLC	8,702	45,753
Boeing Co. (The)	1,660	115,569
Cobham PLC	3,228	11,579
European Aeronautic Defence and Space Co. NV	1,104	34,991
General Dynamics Corp.	810	53,557
Honeywell International, Inc.	1,905	113,824
L-3 Communications Holdings, Inc.	225	16,135
Lockheed Martin Corp.	650	60,697
Meggitt PLC	2,537	16,191
Northrop Grumman Corp.	590	39,194
Precision Castparts Corp.	390	63,703
Raytheon Co.	800	45,728
Rockwell Collins, Inc.	350	18,774
Rolls-Royce Holdings PLC (a)	5,033	68,659
Safran SA	629	22,625
Singapore Technologies Engineering Ltd.	6,000	17,264
Textron, Inc.	655	17,141
Thales SA	694	23,823
United Technologies Corp.	2,025	158,537
Zodiac Aerospace	227	22,162

		965,906

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	415	24,298
Deutsche Post AG	2,275	44,444
Expeditors International of Washington, Inc.	520	18,907
FedEx Corp.	715	60,503
Kuehne & Nagel International AG	432	48,887
United Parcel Service, Inc.-Class B	1,755	125,605
Yamato Holdings Co., Ltd.	1,000	15,816

		338,460

Airlines - 0.1%
All Nippon Airways Co., Ltd. (b)	5,000	10,510
Deutsche Lufthansa (REG)	1,092	14,819
International Consolidated Airlines Group SA (a)	2,643	6,364
Singapore Airlines Ltd.	3,000	26,101
Southwest Airlines Co.	1,755	15,391

		73,185

Building Products - 0.1%
Asahi Glass Co., Ltd.	3,000	19,957
Assa Abloy AB	1,164	37,792
Cie de St-Gobain	1,080	37,802
Daikin Industries Ltd. (b)	600	15,519
LIXIL Group Corp.	700	16,681

Company	Shares	U.S. $ Value
Masco Corp.	855	$12,868

		140,619

Commercial Services & Supplies - 0.2%
Aggreko PLC	718	26,878
Avery Dennison Corp.	235	7,478
Babcock International Group PLC	1,121	16,808
Brambles Ltd.	4,179	30,282
Cintas Corp.	235	9,741
Dai Nippon Printing Co., Ltd.	2,000	13,946
Edenred	818	22,969
G4S PLC	3,792	16,288
Iron Mountain, Inc.	335	11,427
Pitney Bowes, Inc. (b)	455	6,288
Republic Services, Inc.-Class A	700	19,257
RR Donnelley & Sons Co. (b)	435	4,611
Secom Co., Ltd.	600	31,273
Serco Group PLC	1,802	16,899
Societe BIC SA	221	26,693
Stericycle, Inc. (a)	210	19,009
Toppan Printing Co., Ltd. (b)	2,000	11,600
Waste Management, Inc.	1,045	33,524

		324,971

Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	381	7,853
Bouygues SA	871	21,180
Chiyoda Corp.	1,000	15,536
Ferrovial SA	1,084	14,122
Fluor Corp.	415	23,356
Jacobs Engineering Group, Inc. (a)	315	12,735
JGC Corp.	1,000	33,304
Leighton Holdings Ltd.	1,344	22,996
Obayashi Corp.	3,000	13,672
Quanta Services, Inc. (a)	515	12,721
Taisei Corp. (b)	5,000	14,327
Vinci SA	1,219	51,866

		243,668

Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	5,911	110,909
Alstom SA	729	25,521
Cooper Industries PLC	400	30,024
Emerson Electric Co.	1,750	84,473
First Solar, Inc. (a)(b)	120	2,657
Legrand SA	689	25,971
Mitsubishi Electric Corp.	5,000	36,854
Nidec Corp.	300	21,914
Rockwell Automation, Inc.	330	22,952
Roper Industries, Inc.	225	24,725
Sumitomo Electric Industries Ltd.	2,000	21,151

		407,151

Industrial Conglomerates - 0.7%
3M Co.	1,555	143,713
Danaher Corp.	1,390	76,658

Company	Shares	U.S. $ Value
Fraser and Neave Ltd.	4,000	$28,828
General Electric Co.	25,570	580,695
Hutchison Whampoa Ltd.	6,000	57,747
Keppel Corp., Ltd.	4,000	36,983
Koninklijke Philips Electronics NV	3,341	78,004
Orkla ASA	2,074	15,802
Siemens AG	2,212	221,245
Smiths Group PLC	1,055	17,722
Tyco International Ltd.	1,095	61,605

		1,319,002

Machinery - 0.7%
Alfa Laval AB	1,184	21,514
Andritz AG	196	11,113
Atlas Copco AB	1,715	35,949
Atlas Copco AB-Class A	1,805	42,176
Caterpillar, Inc.	1,585	136,373
Cummins, Inc.	450	41,495
Deere & Co.	935	77,128
Dover Corp.	435	25,878
Eaton Corp. (b)	835	39,462
FANUC Corp.	500	80,479
Fiat Industrial SpA	2,876	28,165
Flowserve Corp.	120	15,329
Hino Motors Ltd. (b)	2,000	13,093
Hitachi Construction Machinery Co., Ltd. (b)	700	11,305
IHI Corp.	6,000	13,363
Illinois Tool Works, Inc.	1,025	60,957
IMI PLC	1,172	17,073
Ingersoll-Rand PLC	705	31,598
Joy Global, Inc.	235	13,174
JTEKT Corp.	1,400	11,066
Kawasaki Heavy Industries Ltd. (b)	5,000	9,917
Komatsu Ltd.	2,500	49,000
Kone Oyj	419	29,040
Kubota Corp.	3,000	30,277
Makita Corp.	400	15,484
MAN SE	201	18,436
Metso Oyj (a)	344	12,322
Mitsubishi Heavy Industries Ltd.	8,000	34,597
NGK Insulators Ltd.	1,000	11,965
NSK Ltd.	2,000	11,616
PACCAR, Inc.	860	34,422
Pall Corp.	295	18,730
Parker Hannifin Corp.	395	33,014
Pentair, Inc.	248	11,038
Sandvik AB	2,698	36,695
SembCorp Marine Ltd.	7,000	28,156
SKF AB	1,658	35,829
SMC Corp./Japan	100	16,093
Snap-On, Inc.	170	12,218
Stanley Black & Decker, Inc.	415	31,644
Volvo AB-Class B	3,741	52,559
Wartsila Oyj Abp	451	15,650
Weir Group PLC (The)	651	18,636
Xylem, Inc./NY	435	10,940
Zardoya Otis SA	378	4,447

		1,309,415

Company	Shares	U.S. $ Value
Marine - 0.0%
AP Moeller - Maersk A/S	4	$28,597
AP Moeller - Maersk A/S (Line of “A” Shares)	1	6,761
Mitsui OSK Lines Ltd. (b)	4,000	9,306
Nippon Yusen KK	5,000	8,832

		53,496

Professional Services - 0.1%
Adecco SA (a)	507	24,201
Bureau Veritas SA	256	26,280
Capita PLC	1,758	22,018
Dun & Bradstreet Corp. (The)	115	9,156
Equifax, Inc.	305	14,207
Experian PLC	2,702	44,990
Intertek Group PLC	431	19,108
Robert Half International, Inc.	335	8,921
SGS SA	24	49,355

		218,236

Road & Rail - 0.3%
Central Japan Railway Co.	400	35,111
CSX Corp.	2,510	52,083
DSV A/S	511	11,472
East Japan Railway Co.	900	59,549
Hankyu Hanshin Holdings, Inc. (b)	3,000	16,202
Keikyu Corp. (b)	2,000	18,841
Keio Corp. (b)	2,000	15,070
Kintetsu Corp. (b)	4,000	15,664
MTR Corp., Ltd	7,000	26,463
Nippon Express Co., Ltd. (b)	3,000	11,363
Norfolk Southern Corp.	790	50,268
Odakyu Electric Railway Co., Ltd. (b)	2,000	21,019
QR National Ltd.	6,403	22,542
Ryder System, Inc.	115	4,492
Tobu Railway Co., Ltd. (b)	3,000	16,142
Tokyu Corp. (b)	3,000	14,330
Union Pacific Corp.	1,175	139,472
West Japan Railway Co.	457	19,516

		549,599

Trading Companies & Distributors - 0.2%
Brenntag AG	189	24,218
Bunzl PLC	916	16,427
Fastenal Co.	630	27,084
ITOCHU Corp. (b)	4,000	40,381
Marubeni Corp. (b)	4,000	25,430
Mitsubishi Corp. (b)	3,800	68,829
Mitsui & Co., Ltd. (b)	4,700	65,939
Sumitomo Corp. (b)	3,000	40,358
Toyota Tsusho Corp. (b)	700	14,953
Wolseley PLC	766	32,766
WW Grainger, Inc.	180	37,507

		393,892

Company	Shares	U.S. $ Value
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	986	$14,532
Aeroports de Paris	305	24,320
Atlantia SpA	1,440	22,399
Auckland International Airport Ltd.	2,491	5,405
Koninklijke Vopak NV	502	35,224
Sydney Airport	3,846	12,588
Transurban Group	3,826	23,722

		138,190

		6,475,790

Consumer Discretionary - 3.3%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	500	14,240
BorgWarner, Inc. (a)	290	20,042
Bridgestone Corp.	1,700	39,427
Cie Generale des Etablissements Michelin-Class B	484	37,898
Continental AG	255	25,009
Denso Corp.	1,300	40,847
GKN PLC	4,227	14,697
Goodyear Tire & Rubber Co. (The) (a)	560	6,826
Johnson Controls, Inc.	1,630	44,662
NOK Corp.	700	11,221
Nokian Renkaat OYJ	298	12,165
Toyota Industries Corp. (b)	500	13,996

		281,030

Automobiles - 0.5%
Bayerische Motoren Werke AG	890	65,263
Daihatsu Motor Co., Ltd.	1,000	16,662
Daimler AG	2,436	118,233
Fiat SpA (a)	1,624	8,686
Ford Motor Co.	9,220	90,909
Fuji Heavy Industries Ltd. (b)	2,000	16,663
Harley-Davidson, Inc.	550	23,304
Honda Motor Co., Ltd.	4,400	135,983
Isuzu Motors Ltd.	3,000	14,456
Mazda Motor Corp. (a)	11,000	12,839
Mitsubishi Motors Corp. (a)	14,000	12,913
Nissan Motor Co., Ltd.	6,700	57,022
Porsche Automobil Holding SE (Preference Shares)	412	24,689
Renault SA	588	27,551
Suzuki Motor Corp.	1,000	19,423
Toyota Motor Corp.	7,400	290,149
Volkswagen AG	140	23,467
Volkswagen AG (Preference Shares)	389	71,127

		1,029,339

Distributors - 0.0%
Genuine Parts Co.	380	23,191
Li & Fung Ltd.	16,000	24,673

		47,864

Company	Shares	U.S. $ Value
Diversified Consumer Services - 0.0%
Apollo Group, Inc.-Class A (a)	245	$7,117
Benesse Holdings, Inc.	300	14,517
Gree, Inc. (b)	682	12,451
H&R Block, Inc.	620	10,745

		44,830

Hotels, Restaurants & Leisure - 0.5%
Accor SA	750	24,969
Carnival Corp.	1,085	39,538
Carnival PLC	487	17,939
Chipotle Mexican Grill, Inc.-Class A (a)	94	29,849
Compass Group PLC	5,090	56,266
Crown Ltd.	2,537	23,858
Darden Restaurants, Inc.	320	17,840
Galaxy Entertainment Group Ltd. (a)(b)	8,911	29,720
Genting Singapore PLC (b)	22,000	24,459
Intercontinental Hotels Group PLC	782	20,535
International Game Technology	630	8,247
Marriott International, Inc./DE-Class A	595	23,265
McDonald’s Corp.	2,430	222,953
McDonald’s Holdings Co. Japan Ltd. (b)	500	14,244
OPAP SA	600	3,079
Oriental Land Co., Ltd./Japan	100	13,167
Sands China Ltd.	7,700	28,459
Sky City Entertainment Group Ltd.	1,551	4,853
Sodexo	292	21,985
Starbucks Corp.	1,860	94,395
Starwood Hotels & Resorts Worldwide, Inc.	495	28,690
Tatts Group Ltd.	6,512	18,233
Whitbread PLC	478	17,532
Wyndham Worldwide Corp.	350	18,368
Wynn Macau Ltd.	10,107	27,161
Wynn Resorts Ltd.	210	24,242
Yum! Brands, Inc.	1,095	72,642

		926,488

Household Durables - 0.1%
DR Horton, Inc.	655	13,519
Electrolux AB	1,181	29,182
Harman International Industries, Inc.	140	6,462
Leggett & Platt, Inc.	325	8,141
Lennar Corp.-Class A	400	13,908
Newell Rubbermaid, Inc.	675	12,886
Panasonic Corp. (b)	5,900	39,037
PulteGroup Inc (a)	785	12,168
Rinnai Corp. (b)	200	14,927
Sekisui Chemical Co., Ltd.	2,000	16,108
Sekisui House Ltd.	2,000	19,855
Sharp Corp./Japan (b)	3,000	7,419
Sony Corp. (b)	2,700	31,572
Whirlpool Corp.	200	16,582

		241,766

Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	880	223,801

Company	Shares	U.S. $ Value
Expedia, Inc.	232	$13,419
NetFlix, Inc. (a)(b)	136	7,404
priceline.com, Inc. (a)	127	78,579
Rakuten, Inc.	1,951	19,838
TripAdvisor, Inc. (a)	262	8,627

		351,668

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	250	9,542
Mattel, Inc.	835	29,626
Nikon Corp. (b)	900	24,748
Sankyo Co., Ltd. (b)	300	13,957
Sega Sammy Holdings, Inc.	700	13,209
Shimano, Inc.	200	14,521

		105,603

Media - 0.7%
British Sky Broadcasting Group PLC	3,006	36,080
Cablevision Systems Corp.	480	7,608
CBS Corp.-Class B	1,440	52,315
Comcast Corp.-Class A	6,470	231,432
Dentsu, Inc. (b)	500	12,664
DIRECTV (a)	1,515	79,477
Discovery Communications, Inc.-Class A (a)	595	35,480
Gannett Co., Inc.	550	9,763
Interpublic Group of Cos., Inc. (The)	1,045	11,620
ITV PLC	12,555	17,948
Jupiter Telecommunications Co., Ltd. (b)	13	13,193
Kabel Deutschland Holding AG (a)	164	11,707
McGraw-Hill Cos., Inc. (The)	660	36,029
News Corp.-Class A	4,885	119,829
Omnicom Group, Inc.	660	34,030
Pearson PLC	2,193	42,870
Publicis Groupe SA	494	27,631
Reed Elsevier NV	2,970	39,613
Reed Elsevier PLC	3,272	31,324
Scripps Networks Interactive, Inc.-Class A	220	13,471
SES SA (FDR)	971	26,405
Time Warner Cable, Inc.-Class A	765	72,721
Time Warner, Inc.	2,295	104,032
Viacom, Inc.-Class B	1,160	62,164
Walt Disney Co. (The)	4,325	226,111
Washington Post Co. (The)-Class B (b)	11	3,993
WPP PLC	3,388	46,147

		1,405,657

Multiline Retail - 0.2%
Big Lots, Inc. (a)	140	4,141
Dollar Tree, Inc. (a)	560	27,034
Family Dollar Stores, Inc.	235	15,581
Isetan Mitsukoshi Holdings Ltd.	1,300	13,545
JC Penney Co., Inc. (b)	340	8,259
Kohl’s Corp.	520	26,634
Macy’s, Inc.	975	36,679
Marks & Spencer Group PLC	4,312	24,885
Next PLC	452	25,217

Company	Shares	U.S. $ Value
Nordstrom, Inc.	370	$20,417
PPR	205	31,463
Target Corp.	1,585	100,600

		334,455

Specialty Retail - 0.5%
Abercrombie & Fitch Co.-Class A	200	6,784
AutoNation, Inc. (a)	95	4,149
AutoZone, Inc. (a)	95	35,119
Bed Bath & Beyond, Inc. (a)	565	35,595
Best Buy Co., Inc.	640	11,002
CarMax, Inc. (a)	550	15,565
Fast Retailing Co., Ltd.	100	23,224
GameStop Corp.-Class A (b)	295	6,195
Gap, Inc. (The)	715	25,583
Hennes & Mauritz AB-Class B	2,552	88,818
Home Depot, Inc. (The)	3,650	220,350
Inditex SA	586	72,812
Kingfisher PLC	6,368	27,223
Limited Brands, Inc.	575	28,324
Lowe’s Cos., Inc.	2,760	83,462
Nitori Holdings Co., Ltd.	150	13,922
O’Reilly Automotive, Inc. (a)	290	24,250
Ross Stores, Inc.	540	34,884
Shimamura Co., Ltd.	100	11,642
Staples, Inc. (b)	1,645	18,950
Tiffany & Co.	285	17,636
TJX Cos., Inc.	1,780	79,726
Urban Outfitters, Inc. (a)	265	9,953
USS Co., Ltd.	100	10,561
Yamada Denki Co., Ltd.	270	11,844

		917,573

Textiles, Apparel & Luxury Goods - 0.3%
Adidas AG	562	46,118
Burberry Group PLC	1,179	19,090
Christian Dior SA	166	22,236
Cie Financiere Richemont SA	1,403	84,241
Coach, Inc.	680	38,094
Fossil, Inc. (a)	119	10,079
Hugo Boss AG	198	17,439
Luxottica Group SpA	759	26,773
LVMH Moet Hennessy Louis Vuitton SA	683	102,531
NIKE, Inc.-Class B	880	83,521
Ralph Lauren Corp.	140	21,172
Swatch Group AG (The) (SWX Exchange)	103	41,134
VF Corp.	215	34,262

		546,690

		6,232,963

Energy - 3.1%
Energy Equipment & Services - 0.5%
AMEC PLC	891	16,535
Baker Hughes, Inc.	1,060	47,944
Cameron International Corp. (a)	620	34,763
Cie Generale de Geophysique-Veritas (a)	470	15,094

Company	Shares	U.S. $ Value
Diamond Offshore Drilling, Inc.	190	$12,504
Ensco PLC	550	30,008
FMC Technologies, Inc. (a)	560	25,928
Fugro NV	538	36,565
Halliburton Co.	2,240	75,466
Helmerich & Payne, Inc.	235	11,188
Nabors Industries Ltd. (a)	665	9,330
National Oilwell Varco, Inc.	1,055	84,516
Noble Corp. (a)	575	20,573
Petrofac Ltd.	697	18,008
Rowan Cos. PLC (a)	305	10,300
Saipem SpA	712	34,311
Schlumberger Ltd.	3,235	233,988
Seadrill Ltd.	946	37,163
Subsea 7 SA	1,066	24,624
Technip SA	267	29,667
Tenaris SA	1,269	25,969
Transocean Ltd.	942	42,173
WorleyParsons Ltd.	885	25,823

		902,440

Oil, Gas & Consumable Fuels - 2.6%
Alpha Natural Resources, Inc. (a)	532	3,495
Anadarko Petroleum Corp.	1,195	83,554
Apache Corp.	945	81,714
BG Group PLC	9,129	184,723
BP PLC	51,018	359,670
Cabot Oil & Gas Corp.	520	23,348
Chesapeake Energy Corp. (b)	1,245	23,493
Chevron Corp.	4,780	557,157
ConocoPhillips	2,920	166,966
Consol Energy, Inc.	540	16,227
Denbury Resources, Inc. (a)	910	14,706
Devon Energy Corp.	920	55,660
ENI SpA	6,460	141,626
EOG Resources, Inc.	655	73,393
EQT Corp.	340	20,060
Exxon Mobil Corp.	11,169	1,021,405
Galp Energia SGPS SA	622	10,077
Hess Corp.	740	39,753
Inpex Corp.	6	35,668
JX Holdings, Inc.	6,000	32,775
Kinder Morgan, Inc./Delaware	1,375	48,840
Lundin Petroleum AB (a)	856	20,905
Marathon Oil Corp.	1,705	50,417
Marathon Petroleum Corp.	812	44,327
Murphy Oil Corp.	455	24,429
Neste Oil Oyj	339	4,454
Newfield Exploration Co. (a)	320	10,022
Noble Energy, Inc.	425	39,402
Occidental Petroleum Corp.	1,950	167,817
OMV AG	396	13,872
Origin Energy Ltd.	2,920	34,214
Peabody Energy Corp.	645	14,377
Phillips 66	1,510	70,019
Pioneer Natural Resources Co.	315	32,886
QEP Resources, Inc.	425	13,455
Range Resources Corp.	400	27,948

Company	Shares	U.S. $ Value
Repsol YPF SA	2,133	$41,453
Royal Dutch Shell PLC-Class A	9,862	341,777
Royal Dutch Shell PLC-Class B	7,154	254,581
Santos Ltd.	2,539	29,789
Southwestern Energy Co. (a)	845	29,389
Spectra Energy Corp.	1,535	45,068
Statoil ASA	3,000	77,420
Sunoco, Inc.	235	11,005
Tesoro Corp.	325	13,617
TonenGeneral Sekiyu KK	2,000	17,347
Total SA	5,706	283,873
Tullow Oil PLC	2,433	53,974
Valero Energy Corp.	1,325	41,976
Williams Cos., Inc. (The)	1,505	52,630
Woodside Petroleum Ltd.	1,733	59,283
WPX Energy, Inc. (a)	445	7,383

		4,923,419

		5,825,859

Materials - 2.0%
Chemicals - 0.9%
Air Liquide SA	839	103,995
Air Products & Chemicals, Inc.	520	43,004
Airgas, Inc.	190	15,637
Akzo Nobel NV	704	39,753
Arkema SA	218	20,405
Asahi Kasei Corp. (b)	3,000	15,464
BASF SE	2,469	208,621
CF Industries Holdings, Inc.	190	42,226
Dow Chemical Co. (The)	2,875	83,260
Eastman Chemical Co.	380	21,664
Ecolab, Inc.	640	41,478
EI du Pont de Nemours & Co.	2,245	112,856
FMC Corp.	330	18,275
Givaudan SA (a)	23	21,836
Hitachi Chemical Co., Ltd.	900	12,139
Incitec Pivot Ltd.	7,611	23,370
International Flavors & Fragrances, Inc.	200	11,916
Israel Chemicals Ltd.	1,432	17,393
Johnson Matthey PLC	550	21,483
JSR Corp. (b)	800	13,092
K&S AG	463	22,810
Kansai Paint Co., Ltd.	1,000	11,083
Kuraray Co., Ltd. (b)	1,000	11,356
Lanxess AG	227	18,856
Linde AG	460	79,285
LyondellBasell Industries NV	800	41,328
Mitsubishi Chemical Holdings Corp.	3,500	13,368
Mitsubishi Gas Chemical Co., Inc.	2,000	10,031
Monsanto Co.	1,290	117,416
Mosaic Co. (The)	680	39,175
Nitto Denko Corp.	400	19,040
Novozymes A/S	656	18,093
Orica Ltd.	981	25,227
PPG Industries, Inc.	400	45,936
Praxair, Inc.	740	76,871
Sherwin-Williams Co. (The)	215	32,016
Shin-Etsu Chemical Co., Ltd.	1,100	61,819

Company	Shares	U.S. $ Value
Showa Denko KK	7,000	$11,107
Sigma-Aldrich Corp.	305	21,951
Solvay SA	159	18,426
Sumitomo Chemical Co., Ltd.	4,000	10,190
Syngenta AG	254	95,017
Teijin Ltd. (b)	5,000	12,218
Toray Industries, Inc. (b)	4,000	23,664
Yara International ASA	541	27,166

		1,751,316

Construction Materials - 0.1%
CRH PLC	1,933	37,124
Fletcher Building Ltd.	1,830	10,534
HeidelbergCement AG	440	23,110
Holcim Ltd. (a)	816	51,972
James Hardie Industries SE	1,640	14,729
Lafarge SA	533	28,637
Taiheiyo Cement Corp.	4,000	8,611
Vulcan Materials Co.	315	14,899

		189,616

Containers & Packaging - 0.0%
Amcor Ltd./Australia	3,244	26,029
Ball Corp.	360	15,232
Bemis Co., Inc.	230	7,238
Owens-Illinois, Inc. (a)	360	6,754
Rexam PLC	2,358	16,591
Sealed Air Corp.	390	6,029

		77,873

Metals & Mining - 0.9%
Acerinox SA	318	3,572
Alcoa, Inc.	2,570	22,745
Allegheny Technologies, Inc.	235	7,497
Anglo American PLC	3,567	105,006
Antofagasta PLC	1,060	21,679
ArcelorMittal (Euronext Amsterdam)	4,360	62,760
BHP Billiton Ltd.	8,668	296,175
BHP Billiton PLC	5,678	177,313
Cliffs Natural Resources, Inc.	330	12,913
Eurasian Natural Resources Corp. PLC	2,391	11,954
Fortescue Metals Group Ltd. (b)	4,488	16,090
Freeport-McMoRan Copper & Gold, Inc.	2,275	90,044
Fresnillo PLC	667	20,020
Glencore International PLC (b)	9,412	52,279
Hitachi Metals Ltd.	1,000	8,909
Iluka Resources Ltd.	2,008	20,526
JFE Holdings, Inc. (b)	1,200	15,808
Kazakhmys PLC	1,371	15,382
Kobe Steel Ltd. (a)(b)	12,000	9,507
Mitsubishi Materials Corp. (b)	5,000	15,731
Newcrest Mining Ltd.	2,055	61,776
Newmont Mining Corp.	1,195	66,932
Nippon Steel Sumitomo Metal Corp.	14,000	28,668
Norsk Hydro ASA	2,654	12,472
Nucor Corp.	760	29,078
Randgold Resources Ltd.	234	28,785

Company	Shares	U.S. $ Value
Rio Tinto Ltd.	1,171	$64,320
Rio Tinto PLC	3,620	169,268
Sumitomo Metal Industries Ltd. (a)	9,000	13,562
Sumitomo Metal Mining Co., Ltd.	1,000	12,581
ThyssenKrupp AG	1,305	27,800
Titanium Metals Corp. (b)	150	1,925
Umicore SA	306	16,019
United States Steel Corp. (b)	330	6,293
Voestalpine AG	295	8,843
Xstrata PLC	5,579	86,547

		1,620,779

Paper & Forest Products - 0.1%
International Paper Co.	1,065	38,681
MeadWestvaco Corp.	420	12,852
OJI Holdings Corp. (b)	4,000	12,173
Stora Enso Oyj	1,482	9,233
UPM-Kymmene Oyj	1,411	16,001

		88,940

		3,728,524

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	13,970	526,669
Belgacom SA	409	12,480
Bezeq The Israeli Telecommunication Corp., Ltd.	7,158	8,362
BT Group PLC	20,918	77,977
CenturyLink, Inc.	1,500	60,600
Deutsche Telekom AG	7,551	92,860
Elisa Oyj	381	8,622
France Telecom SA	4,984	60,354
Frontier Communications Corp. (b)	2,380	11,662
Iliad SA	80	13,019
Inmarsat PLC	1,202	11,476
Koninklijke KPN NV	2,757	20,987
Nippon Telegraph & Telephone Corp.	1,200	57,096
Portugal Telecom SGPS SA	1,687	8,336
Singapore Telecommunications Ltd.	21,000	54,673
Swisscom AG	62	24,960
TDC A/S	1,331	9,711
Telecom Corp. of New Zealand Ltd.	5,176	10,191
Telecom Italia SpA (ordinary shares)	28,057	28,185
Telecom Italia SpA (savings shares)	16,898	14,802
Telefonica SA	11,042	147,583
Telekom Austria AG	893	6,315
Telenet Group Holding NV	194	8,673
Telenor ASA	1,945	37,962
TeliaSonera AB	5,820	41,879
Telstra Corp., Ltd.	11,707	47,460
Verizon Communications, Inc.	6,915	315,117
Vivendi SA	3,465	67,523
Windstream Corp. (b)	1,395	14,103

		1,799,637

Wireless Telecommunication Services - 0.4%
Crown Castle International Corp. (a)	720	46,152

Company	Shares	U.S. $ Value
KDDI Corp. (b)	700	$54,294
MetroPCS Communications, Inc. (a)	725	8,490
Millicom International Cellular SA	313	29,042
NTT DoCoMo, Inc. (b)	41	66,243
Softbank Corp. (b)	2,400	97,036
Sprint Nextel Corp. (a)	7,230	39,909
StarHub Ltd.	4,000	12,105
Vodafone Group PLC	133,955	380,650

		733,921

		2,533,558

Utilities - 1.2%
Electric Utilities - 0.6%
Acciona SA	60	3,418
American Electric Power Co., Inc.	1,175	51,629
Cheung Kong Infrastructure Holdings Ltd.	2,000	12,108
Chubu Electric Power Co., Inc. (b)	1,700	22,074
Chugoku Electric Power Co., Inc. (The) (b)	900	11,963
CLP Holdings Ltd.	5,000	42,504
Contact Energy Ltd. (a)	971	4,248
Duke Energy Corp.	1,732	112,234
Edison International	765	34,953
EDP - Energias de Portugal SA	5,130	14,094
Electricite de France SA	1,042	21,788
Enel SpA	17,694	62,684
Entergy Corp.	425	29,453
Exelon Corp.	2,047	72,832
FirstEnergy Corp.	985	43,438
Fortum Oyj	1,194	22,000
Iberdrola SA	10,436	47,317
Kansai Electric Power Co., Inc. (The)	2,000	15,600
Kyushu Electric Power Co., Inc. (b)	1,200	9,896
NextEra Energy, Inc.	1,045	73,495
Northeast Utilities	760	29,055
Pepco Holdings, Inc.	540	10,206
Pinnacle West Capital Corp.	285	15,048
Power Assets Holdings Ltd.	3,500	29,696
PPL Corp.	1,395	40,525
Red Electrica Corp. SA	291	13,792
Scottish & Southern Energy PLC	2,523	56,774
Shikoku Electric Power Co., Inc. (b)	700	7,891
Southern Co. (The)	2,110	97,250
SP AusNet	12,753	13,826
Tohoku Electric Power Co., Inc. (a)(b)	1,400	11,252
Verbund AG	183	3,791
Xcel Energy, Inc.	1,170	32,421

		1,069,255

Gas Utilities - 0.1%
AGL Resources, Inc.	298	12,191
Enagas SA	481	9,485
Gas Natural SDG SA	933	13,203
Hong Kong & China Gas Co., Ltd.	14,000	35,173
Oneok, Inc.	470	22,706
Osaka Gas Co., Ltd. (b)	5,000	21,999
Snam SpA	6,059	26,876

Company	Shares	U.S. $ Value
Toho Gas Co., Ltd. (b)	2,000	$13,271
Tokyo Gas Co., Ltd.	7,000	38,493

		193,397

Independent Power Producers & Energy Traders - 0.0%
AES Corp. (The) (a)	1,485	16,290
Electric Power Development Co., Ltd.	500	13,165
Enel Green Power SpA	8,772	14,858
NRG Energy, Inc.	540	11,551

		55,864

Multi-Utilities - 0.5%
AGL Energy Ltd.	1,463	22,666
Ameren Corp.	560	18,295
CenterPoint Energy, Inc.	995	21,193
Centrica PLC	13,908	73,596
CMS Energy Corp.	620	14,601
Consolidated Edison, Inc.	730	43,720
Dominion Resources, Inc./VA	1,385	73,322
DTE Energy Co.	420	25,175
E.ON AG	4,841	115,036
GDF Suez	3,330	74,232
Integrys Energy Group, Inc.	200	10,440
National Grid PLC	9,585	105,731
NiSource, Inc.	655	16,689
PG&E Corp.	1,025	43,737
Public Service Enterprise Group, Inc.	1,205	38,777
RWE AG	1,316	58,888
SCANA Corp.	295	14,240
Sempra Energy	560	36,114
TECO Energy, Inc.	475	8,427
United Utilities Group PLC	1,833	21,192
Veolia Environnement SA	932	10,027
Wisconsin Energy Corp.	550	20,719

		866,817

Water Utilities - 0.0%
Severn Trent PLC	639	17,328

		2,202,661

Total Common Stocks (cost $53,519,152)		58,673,843

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 20.9%
United States - 20.9%
U.S. Treasury Bonds
1.25%, 2/15/14	$490	496,890
3.125%, 11/15/41-2/15/42	1,360	1,447,770
3.50%, 2/15/39	152	174,491
3.75%, 8/15/41	220	263,038
3.875%, 8/15/40	280	342,081
4.25%, 5/15/39	240	310,987
4.375%, 11/15/39-5/15/41	593	784,694
4.50%, 8/15/39	220	296,106

	Principal Amount (000)	U.S. $ Value
4.75%, 2/15/37-2/15/41	$266	$370,866
5.375%, 2/15/31	650	940,164
6.00%, 2/15/26	134	196,122
6.25%, 8/15/23-5/15/30	314	477,672
7.25%, 5/15/16	108	134,553
7.50%, 11/15/16	92	118,328
7.625%, 2/15/25	55	89,822
8.00%, 11/15/21	123	192,658
U.S. Treasury Notes
0.125%, 9/30/13-12/31/13	980	979,119
0.25%, 11/30/13-2/15/15	4,395	4,395,692
0.375%, 11/15/14	165	165,400
0.50%, 10/15/13-10/15/14	883	886,648
0.625%, 1/31/13	320	320,525
0.75%, 3/31/13-6/15/14	1,574	1,583,576
0.875%, 11/30/16-4/30/17	2,315	2,350,441
1.00%, 1/15/14-10/31/16	1,655	1,682,417
1.125%, 12/15/12-6/15/13	809	813,635
1.25%, 3/15/14-4/30/19	1,980	2,014,858
1.375%, 11/30/15-2/28/19	902	929,087
1.75%, 7/31/15	660	686,813
1.875%, 10/31/17	1,100	1,167,375
2.00%, 11/30/13-2/15/22	2,749	2,863,742
2.125%, 12/31/15-8/15/21	825	872,403
2.25%, 1/31/15-11/30/17	739	793,205
2.375%, 8/31/14-7/31/17	2,504	2,627,760
2.50%, 3/31/15	148	156,198
2.625%, 1/31/18-11/15/20	1,505	1,661,650
2.75%, 5/31/17-2/15/19	1,330	1,468,162
3.00%, 2/28/17	889	984,568
3.125%, 10/31/16-5/15/21	1,111	1,245,248
3.25%, 7/31/16	232	256,849
3.375%, 11/15/19	380	440,563
3.625%, 2/15/21	295	349,229
3.75%, 11/15/18	615	721,856
4.00%, 11/15/12	57	57,269

Total Governments - Treasuries (cost $38,145,820)		39,110,530

	Shares
INVESTMENT COMPANIES - 6.9%
Funds and Investment Trusts - 6.9%
Vanguard MSCI Emerging Markets ETF (cost $12,588,940)	309,950	12,940,413

	Contracts
OPTIONS PURCHASED - PUTS - 0.2%
Option on Equity Indices - 0.2%
S&P 500 Index
Expiration: Dec 2012, Exercise Price: $ 1,450.00 (a)(c) (cost $258,396)	63	322,245

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Cie Generale De Geophysi-rts (a) (cost $0)	470	$759

SHORT-TERM INVESTMENTS - 39.6%
Investment Companies - 39.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (d) (cost $74,373,691)	74,373,691	74,373,691

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $178,885,999)		185,421,481

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.3%
INVESTMENT COMPANIES - 1.3%
AllianceBernstein Exchange Reserves-Class I, 0.17% (d) (cost $2,462,142)	2,462,142	2,462,142

Total Investments - 100.2% (cost $181,348,141) (e)		187,883,623
Other assets less liabilities - (0.2)% (f)		(294,578)

Net Assets - 100.0%		$187,589,045

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr JGB Mini Futures	16	December 2012	$2,951,694	$2,957,253	$5,559
ASX SPI 200 Index Futures	18	December 2012	2,052,324	2,046,386	(5,938)
Australian T-Bond 10 Yr Futures	1	December 2012	128,976	131,625	2,649
Euro STOXX 50 Index Futures	73	December 2012	2,393,862	2,303,002	(90,860)
FTSE 100 Index Futures	53	December 2012	4,988,238	4,889,435	(98,803)
German Euro Bobl Futures	3	December 2012	484,263	484,554	291
German Euro Bund Futures	4	December 2012	726,393	728,726	2,333
German Euro Buxl Futures	2	December 2012	339,559	342,286	2,727
Govt of Canada Bond 10 Yr Futures	1	December 2012	138,371	139,640	1,269
Hang Seng Index Futures	6	October 2012	796,890	807,642	10,752

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
MSCI Emerging Market Mini Futures	9	December 2012	$463,592	$447,300	$(16,292)
Russell 2000 Mini Index Futures	23	December 2012	1,959,583	1,919,120	(40,463)
S&P 500 E Mini Index Futures	176	December 2012	12,721,114	12,620,960	(100,154)
S&P Mid Cap 400 E Mini Index Futures	44	December 2012	4,451,630	4,340,600	(111,030)
TOPIX Index Futures	45	December 2012	4,213,720	4,238,211	24,491
U.S. T-Note 10 Yr Futures	76	December 2012	10,043,186	10,144,813	101,627
U.S. T-Note 5 Yr Futures	2	December 2012	248,238	249,266	1,028
UK Long Gilt Bond Futures	4	December 2012	777,984	779,108	1,124
Ultra Long U.S. T-Bond Futures	20	December 2012	3,303,250	3,304,375	1,125

					$(308,565)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	204	GBP	129	12/14/12	$4,428
Brown Brothers Harriman & Co.	USD	477	JPY	37,352	12/14/12	2,289
Citibank NA	CAD	302	USD	309	12/14/12	2,090
Credit Suisse London Branch (GFX)	USD	1,828	JPY	143,027	12/14/12	5,745
Deutsche Bank AG London	USD	190	GBP	121	12/14/12	5,455
HSBC Bank USA	USD	289	GBP	181	12/14/12	3,403
Royal Bank of Scotland PLC	EUR	332	USD	419	12/14/12	(8,450)
State Street Bank & Trust Co.	USD	144	GBP	91	12/14/12	2,509
State Street Bank & Trust Co.	USD	213	JPY	16,870	12/14/12	3,576
State Street Bank & Trust Co.	USD	133	SEK	884	12/14/12	1,201
UBS AG	USD	191	JPY	14,978	12/14/12	818
Westpac Banking Corp.	AUD	989	USD	1,016	12/14/12	(3,898)

						$19,166

TOTAL RETURN SWAP CONTRACTS

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Index
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	20	0.50%	$68	8/15/13	Deutsche Bank AG	$(1,584)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	79	0.50%	$269	8/15/13	Deutsche Bank AG	$(6,255)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	73	0.50%	249	9/16/13	Deutsche Bank AG	(5,780)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	18	0.50%	61	10/15/13	Deutsche Bank AG	(1,444)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	10	0.47%	34	10/15/12	JPMorgan Chase Bank, NA	(791)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	13	0.47%	44	10/15/12	JPMorgan Chase Bank, NA	(1,029)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	15	0.47%	51	10/15/12	JPMorgan Chase Bank, NA	(1,187)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	16	0.47%	55	10/15/12	JPMorgan Chase Bank, NA	(1,266)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	16	0.47%	55	10/15/12	JPMorgan Chase Bank, NA	(1,266)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	29	0.47%	99	10/15/12	JPMorgan Chase Bank, NA	(2,295)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	21	0.47%	72	11/15/12	JPMorgan Chase Bank, NA	(1,662)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	35	0.47%	119	11/15/12	JPMorgan Chase Bank, NA	(2,770)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	18	0.47%	61	12/17/12	JPMorgan Chase Bank, NA	(1,425)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.47%	65	12/17/12	JPMorgan Chase Bank, NA	(1,504)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	22	0.47%	75	12/17/12	JPMorgan Chase Bank, NA	(1,741)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	23	0.47%	78	12/17/12	JPMorgan Chase Bank, NA	(1,820)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	31	0.47%	106	12/17/12	JPMorgan Chase Bank, NA	(2,454)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	38	0.47%	$129	12/17/12	JPMorgan Chase Bank, NA	$(3,008)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	21	0.54%	72	3/15/13	JPMorgan Chase Bank, NA	(1,664)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	38	0.54%	129	3/15/13	JPMorgan Chase Bank, NA	(3,010)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	42	0.54%	143	3/15/13	JPMorgan Chase Bank, NA	(3,327)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	48	0.54%	164	3/15/13	JPMorgan Chase Bank, NA	(3,802)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	89	0.54%	303	3/15/13	JPMorgan Chase Bank, NA	(7,050)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	12	0.56%	41	4/15/13	JPMorgan Chase Bank, NA	(951)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	32	0.56%	109	4/15/13	JPMorgan Chase Bank, NA	(2,536)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	56	0.56%	191	4/15/13	JPMorgan Chase Bank, NA	(4,437)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	69	0.56%	235	4/15/13	JPMorgan Chase Bank, NA	(5,467)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	70	0.56%	239	4/15/13	JPMorgan Chase Bank, NA	(5,547)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	72	0.56%	245	4/15/13	JPMorgan Chase Bank, NA	(5,705)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.45%	65	6/17/13	JPMorgan Chase Bank, NA	(1,503)
Receive	Russell 2000 Total Return Index	30	0.22%	118	3/15/13	JPMorgan Chase Bank, NA	(2,828)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.22%	65	4/15/13	Morgan Stanley Capital Services Inc.	(1,499)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	33	0.42%	112	10/15/12	UBS AG	(2,610)

Receive/Pay Total Return on Reference Index	Index	# of Shares or Units	Rate Paid by the Fund	Notional Amount (000)	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	233	0.42%	$794	5/15/13	UBS AG	$(18,429)
Receive	FTSE EPRA/NAREIT Developed Real Estate Index	19	0.45%	65	6/17/13	UBS AG	(1,503)
Receive	Russell 2000 Total Return Index	11	0.22%	43	2/15/13	UBS AG	(1,037)
Receive	Russell 2000 Total Return Index	476	0.22%	1,869	2/15/13	UBS AG	(44,781)
Receive	Russell 2000 Total Return Index	109	0.22%	428	9/16/13	UBS AG	(10,257)

							$(167,224)

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	One contract relates to 100 shares.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,155,645 and gross unrealized depreciation of investments was $(620,163), resulting in net unrealized appreciation of $6,535,482.
(f)	An amount of U.S. $1,917,042 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviation:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

EPRA	-	European Public Real Estate Association
FDR	-	Fiduciary Depositary Receipt
FTSE	-	Financial Times Stock Exchange
NAREIT	-	National Association of Real Estate Investment Trusts
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Dynamic Asset Allocation Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$4,532,414		$6,426,827		$	– 0	–	$10,959,241
Information Technology	6,272,466		1,190,423			– 0	–	7,462,889
Consumer Staples	3,416,496		3,248,708			– 0	–	6,665,204
Health Care	3,747,283		2,839,871			– 0	–	6,587,154
Industrials	3,084,670		3,391,120			– 0	–	6,475,790
Consumer Discretionary	3,458,757		2,774,206			– 0	–	6,232,963
Energy	3,522,446		2,303,413			– 0	–	5,825,859
Materials	1,104,121		2,610,841			13,562		3,728,524
Telecommunication Services	1,022,702		1,510,856			– 0	–	2,533,558
Utilities	1,090,726		1,111,935			– 0	–	2,202,661
Governments - Treasuries	– 0	–	39,110,530			– 0	–	39,110,530
Investment Companies	12,940,413		– 0	–		– 0	–	12,940,413
Options Purchased - Puts	– 0	–	322,245			– 0	–	322,245
Rights	759		– 0	–		– 0	–	759
Short-Term Investments	74,373,691		– 0	–		– 0	–	74,373,691
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	2,462,142		– 0	–		– 0	–	2,462,142

Total Investments in Securities	121,029,086		66,840,975+			13,562		187,883,623
Other Financial Instruments* :
Assets:
Futures Contracts	119,732		35,243			– 0	–	154,975
Forward Currency Exchange Contracts	– 0	–	31,514			– 0	–	31,514
Liabilities:
Futures Contracts	(358,799)		(104,741)			– 0	–	(463,540)
Forward Currency Exchange Contracts	– 0	–	(12,348)			– 0	–	(12,348)
Total Return Swap Contracts	– 0	–	(167,224)			– 0	–	(167,224)

Total^	$120,790,019		$66,623,419			$13,562		$187,427,000

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on the third party vendor modeling tools to the extent available.
^	An amount of $17,781,015 was transferred from Level 2 to Level 1 due to increase in observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Materials			Total
Balance as of 12/31/11	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(993)			(993)
Purchases		14,555			14,555
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 9/30/12		$13,562			$13,562

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12		$(993)			$(993)

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.3%
Information Technology - 30.6%
Communications Equipment - 1.3%
QUALCOMM, Inc.	29,570	$1,847,829

Computers & Peripherals - 6.6%
Apple, Inc.	2,890	1,928,381
Fusion-io, Inc. (a)(b)	91,387	2,766,285
Silicon Graphics International Corp. (a)(b)	311,597	2,835,533
Stratasys, Inc. (a)(b)	25,640	1,394,816

		8,925,015

Internet Software & Services - 10.3%
Cornerstone OnDemand, Inc. (b)	43,759	1,341,651
eBay, Inc. (b)	26,830	1,298,840
Equinix, Inc. (b)	6,820	1,405,261
Facebook, Inc. (a)(b)	86,512	1,872,985
Google, Inc.-Class A (b)	1,960	1,478,820
LinkedIn Corp. (b)	11,316	1,362,446
MercadoLibre, Inc.	17,190	1,419,035
Rackspace Hosting, Inc. (b)	30,972	2,046,939
Yelp, Inc. (a)(b)	64,280	1,738,774

		13,964,751

Semiconductors & Semiconductor Equipment - 4.4%
Mellanox Technologies Ltd. (a)(b)	8,384	851,228
NVIDIA Corp. (b)	253,528	3,382,063
Samsung Electronics Co., Ltd.	1,405	1,693,163

		5,926,454

Software - 8.0%
Intuit, Inc.	23,860	1,404,877
NetSuite, Inc. (b)	18,860	1,203,268
Red Hat, Inc. (b)	52,320	2,979,101
Salesforce.com, Inc. (b)	15,940	2,433,878
ServiceNow, Inc. (a)(b)	27,903	1,079,288
Splunk, Inc. (b)	47,830	1,756,318

		10,856,730

		41,520,779

Consumer Discretionary - 15.2%
Automobiles - 1.7%
Tesla Motors, Inc. (a)(b)	76,909	2,251,896

Hotels, Restaurants & Leisure - 3.5%
Bloomberry Resorts Corp. (b)	3,334,000	895,141
Ctrip.com International Ltd. (ADR) (a)(b)	123,360	2,082,317
Galaxy Entertainment Group Ltd. (a)(b)	542,000	1,807,660

		4,785,118

Household Durables - 1.5%
iRobot Corp. (a)(b)	29,640	674,606

Company	Shares	U.S. $ Value
Rinnai Corp. (a)	18,400	$1,373,257

		2,047,863

Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (b)	9,848	2,504,543

Multiline Retail - 1.0%
Golden Eagle Retail Group Ltd. (a)	696,000	1,358,335

Specialty Retail - 2.8%
L’Occitane International SA	521,750	1,375,631
Zhongsheng Group Holdings Ltd. (a)	1,908,000	2,372,219

		3,747,850

Textiles, Apparel & Luxury Goods - 2.9%
Burberry Group PLC	166,880	2,702,128
Samsonite International SA	686,100	1,309,047

		4,011,175

		20,706,780

Financials - 13.3%
Capital Markets - 2.9%
Blackstone Group LP	93,360	1,333,181
CITIC Securities Co., Ltd. (a)	1,518,300	2,658,883

		3,992,064

Commercial Banks - 2.6%
BOC Hong Kong Holdings Ltd.	587,500	1,858,025
Sberbank of Russia (Sponsored ADR)	137,311	1,599,673

		3,457,698

Insurance - 1.8%
AIA Group Ltd.	650,800	2,398,978

Real Estate Investment Trusts (REITs) - 1.0%
Weyerhaeuser Co.	51,317	1,341,426

Real Estate Management & Development - 5.0%
Ciputra Development Tbk PT	19,480,500	1,440,101
Guangzhou R&F Properties Co., Ltd. (a)	1,154,800	1,327,615
Hang Lung Properties Ltd.	527,000	1,794,371
Sun Hung Kai Properties Ltd.	109,000	1,585,999
Zillow, Inc. (a)(b)	16,486	695,380

		6,843,466

		18,033,632

Energy - 10.6%
Energy Equipment & Services - 4.8%
Halliburton Co.	58,300	1,964,127
National Oilwell Varco, Inc.	19,510	1,562,946
Saipem SpA	28,310	1,364,268
Schlumberger Ltd.	22,720	1,643,338

		6,534,679

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 5.8%
Cameco Corp. (a)	68,683	$1,337,890
Denbury Resources, Inc. (b)	148,890	2,406,062
Kinder Morgan, Inc./Delaware	34,436	1,223,167
Occidental Petroleum Corp.	17,300	1,488,838
Santos Ltd.	125,170	1,468,549

		7,924,506

		14,459,185

Health Care - 10.6%
Biotechnology - 1.9%
Cepheid, Inc. (b)	56,679	1,955,993
Genomic Health, Inc. (b)	17,754	615,886

		2,571,879

Health Care Equipment & Supplies - 3.3%
Given Imaging Ltd. (b)	102,238	1,489,608
IDEXX Laboratories, Inc. (b)	13,850	1,375,997
Intuitive Surgical, Inc. (b)	3,360	1,665,317

		4,530,922

Health Care Providers & Services - 0.5%
IHH Healthcare Bhd (b)	571,900	598,750

Health Care Technology - 1.2%
athenahealth, Inc. (a)(b)	18,312	1,680,492

Life Sciences Tools & Services - 3.7%
Illumina, Inc. (a)(b)	102,785	4,954,237

		14,336,280

Materials - 9.3%
Chemicals - 1.0%
Monsanto Co.	14,780	1,345,276

Metals & Mining - 8.3%
Freeport-McMoRan Copper & Gold, Inc.	73,068	2,892,031
Goldcorp, Inc.	66,150	3,037,342
Mongolian Mining Corp. (a)(b)	3,280,500	1,493,551
Turquoise Hill Resources Ltd. (b)	254,364	2,165,626
Umicore SA	32,110	1,680,918

		11,269,468

		12,614,744

Industrials - 5.9%
Construction & Engineering - 1.0%
Larsen & Toubro Ltd.	45,670	1,377,687

Electrical Equipment - 1.0%
Babcock & Wilcox Co. (The) (b)	53,355	1,358,952

Machinery - 3.9%
Cummins, Inc.	16,430	1,515,010
FANUC Corp.	15,200	2,446,565

Company	Shares	U.S. $ Value
Proto Labs, Inc. (a)(b)	41,023	$1,387,398

		5,348,973

		8,085,612

Consumer Staples - 2.0%
Beverages - 1.7%
Heckmann Corp. (a)(b)	545,609	2,291,558

Food Products - 0.3%
Besunyen Holdings Co., Ltd. (b)	5,698,000	397,781

		2,689,339

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV Series L (ADR)	60,970	1,551,077
Tower Bersama Infrastructure Tbk PT (b)	1,838,500	853,789

		2,404,866

Total Common Stocks (cost $126,083,556)		134,851,217

	Contracts
OPTIONS PURCHASED - CALLS - 0.2%
Options on Equity Indices - 0.2%
Russian Depositary Index
Expiration: Dec 2012, Exercise Price: $ 1,600.00 (b)(c)	1,825	232,596

Options on Funds and Investment Trusts - 0.0%
Market Vectors JR Gold Miners
Expiration: Jan 2013, Exercise Price: $ 44.63 (b)(d)	2,000	15,000

Total Options Purchased - Calls (cost $1,813,108)		247,596

OPTIONS PURCHASED - PUTS - 0.1%
Options on Equity Indices - 0.1%
Consumer Staples Select SPDR
Expiration: Dec 2012, Exercise Price: $ 34.00 (b)(d)	1,740	51,330

Options on Equities - 0.0%
Oracle Corp.
Expiration: Dec 2012, Exercise Price: $ 28.00 (b)(d)	1,100	45,100

Total Options Purchased - Puts (cost $334,737)		96,430

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.4%
Time Deposit - 0.4%
State Street Time Deposit
0.01%, 10/01/12 (cost $539,347)	$539	$539,347

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $128,770,748)		135,734,590

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 23.7%
Investment Companies - 23.7%
AllianceBernstein Exchange Reserves - Class I,
0.17% (e) (cost $32,184,189)	32,184,189	32,184,189

Total Investments - 123.7% (cost $160,954,937) (f)		167,918,779
Other assets less liabilities - (23.7)%		(32,204,743)

Net Assets - 100.0%		$135,714,036

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC BankUSA	USD	11,447	GBP	7,174	12/14/12	$134,890
Royal Bank of Canada	USD	4,338	CAD	4,248	12/14/12	(24,461)
Royal Bank of Scotland PLC	USD	7,627	EUR	5,953	12/14/12	28,980
UBS AG	USD	6,060	JPY	473,693	12/14/12	13,605
Westpac Banking Corp.	USD	3,815	AUD	3,715	12/14/12	14,642

						$167,656

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Consumer Staples Select SPDR (d)	1,740	$28.00	December 2012	$(6,090)
Oracle Corp. (d)	1,100	23.00	December 2012	(7,700)

(premium received $82,013)				$(13,790)

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Russian Depositary Index (c) (premium received $45,625)	1,825	$1,850.00	December 2012	$(46,720)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	One contract relates to 10 shares.
(d)	One contract relates to 100 shares.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(f)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,626,660 and gross unrealized depreciation of investments was $(8,662,818), resulting in net unrealized appreciation of $6,963,842.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

COUNTRY BREAKDOWN *

September 30, 2012 (unaudited)

59.0%	United States
7.9%	Hong Kong
7.5%	China
4.8%	Canada
2.8%	Japan
2.0%	United Kingdom
1.7%	Israel
1.7%	Indonesia
1.3%	South Korea
1.2%	Belgium
1.2%	Russia
1.1%	Mexico
1.1%	Mongolia
6.3%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2012. The Portfolio’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.1% or less in the following countries: Argentina, Australia, India, Italy, Luxembourg, Malaysia and Philippines.

AllianceBernstein Variable Products Series Fund

Global Thematic Growth Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$39,827,616		$1,693,163		$	– 0	–	$41,520,779
Consumer Discretionary	8,408,503		12,298,277			– 0	–	20,706,780
Financials	3,369,987		14,663,645			– 0	–	18,033,632
Energy	11,626,368		2,832,817			– 0	–	14,459,185
Health Care	14,336,280		– 0	–		– 0	–	14,336,280
Materials	9,440,275		3,174,469			– 0	–	12,614,744
Industrials	4,261,360		3,824,252			– 0	–	8,085,612
Consumer Staples	2,291,558		397,781			– 0	–	2,689,339
Telecommunication Services	1,551,077		853,789			– 0	–	2,404,866
Options Purchased - Calls	– 0	–	247,596			– 0	–	247,596
Options Purchased - Puts	– 0	–	96,430			– 0	–	96,430
Short-Term Investments	– 0	–	539,347			– 0	–	539,347
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	32,184,189		– 0	–		– 0	–	32,184,189

Total Investments in Securities	127,297,213		40,621,566	+		– 0	–	167,918,779
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	192,117			– 0	–	192,117
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(24,461)			– 0	–	(24,461)
Put Options Written	– 0	–	(13,790)			– 0	–	(13,790)
Call Options Written	– 0	–	(46,720)			– 0	–	(46,720)

Total^	$127,297,213		$40,728,712		$	– 0	–	$168,025,925

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	An amount of $2,097,693 was transferred from Level 1 to Level 2 due to insufficient observable inputs during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Information Technology - 33.9%
Communications Equipment - 3.9%
Cisco Systems, Inc.	18,940	$361,564
F5 Networks, Inc. (a)	4,510	472,197
QUALCOMM, Inc.	34,530	2,157,780

		2,991,541

Computers & Peripherals - 10.7%
Apple, Inc.	12,340	8,233,988

Internet Software & Services - 6.2%
eBay, Inc. (a)	29,090	1,408,247
Google, Inc.-Class A (a)	4,432	3,343,944

		4,752,191

IT Services - 3.9%
Cognizant Technology Solutions Corp.-Class A (a)	22,240	1,555,021
Visa, Inc.-Class A	10,630	1,427,396

		2,982,417

Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp.-Class A (a)	15,850	548,093
Xilinx, Inc.	20,970	700,608

		1,248,701

Software - 7.6%
Informatica Corp. (a)	16,470	573,321
Intuit, Inc.	17,850	1,051,008
Oracle Corp.	70,150	2,209,023
Red Hat, Inc. (a)	14,050	800,007
TIBCO Software, Inc. (a)	39,820	1,203,759

		5,837,118

		26,045,956

Health Care - 16.6%
Biotechnology - 3.4%
Biogen Idec, Inc. (a)	6,750	1,007,303
Gilead Sciences, Inc. (a)	19,770	1,311,344
Synageva BioPharma Corp. (a)	6,010	321,114

		2,639,761

Health Care Equipment & Supplies - 4.9%
Covidien PLC	9,880	587,070
HeartWare International, Inc. (a)(b)	7,970	753,085
IDEXX Laboratories, Inc. (a)	6,430	638,820
Intuitive Surgical, Inc. (a)	1,000	495,630
OraSure Technologies, Inc. (a)	32,810	364,847
Stryker Corp.	5,700	317,262
Volcano Corp. (a)	20,750	592,828

		3,749,542

Company	Shares	U.S. $ Value
Health Care Providers & Services - 3.7%
AmerisourceBergen Corp.-Class A	17,380	$672,780
McKesson Corp.	12,330	1,060,750
UnitedHealth Group, Inc.	19,880	1,101,550

		2,835,080

Pharmaceuticals - 4.6%
Allergan, Inc./United States	13,100	1,199,698
Bristol-Myers Squibb Co.	40,190	1,356,413
Watson Pharmaceuticals, Inc. (a)	11,540	982,746

		3,538,857

		12,763,240

Consumer Discretionary - 14.9%
Automobiles - 0.6%
Harley-Davidson, Inc.	11,470	485,984

Hotels, Restaurants & Leisure - 3.7%
Las Vegas Sands Corp.	10,600	491,522
Marriott Vacations Worldwide Corp. (a)	14,040	505,721
McDonald’s Corp.	13,315	1,221,651
Starbucks Corp.	11,430	580,073

		2,798,967

Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	4,100	1,042,712
HSN, Inc.	5,710	280,076
priceline.com, Inc. (a)	980	606,355

		1,929,143

Media - 2.6%
CBS Corp.-Class B	16,870	612,887
Viacom, Inc.-Class B	15,220	815,640
Walt Disney Co. (The)	11,380	594,946

		2,023,473

Multiline Retail - 0.8%
Dollar General Corp. (a)	11,910	613,841

Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	10,890	686,070
Francesca’s Holdings Corp. (a)	10,360	318,363
O’Reilly Automotive, Inc. (a)	4,780	399,703
Tractor Supply Co.	2,820	278,870

		1,683,006

Textiles, Apparel & Luxury Goods - 2.5%
Coach, Inc.	10,725	600,815
PVH Corp.	3,858	361,572
VF Corp.	5,940	946,598

		1,908,985

		11,443,399

Company	Shares	U.S. $ Value
Industrials - 10.3%
Aerospace & Defense - 2.7%
Boeing Co. (The)	18,200	$1,267,084
Precision Castparts Corp.	5,040	823,234

		2,090,318

Electrical Equipment - 2.3%
AMETEK, Inc.	21,560	764,302
Emerson Electric Co.	21,130	1,019,945

		1,784,247

Industrial Conglomerates - 2.1%
Danaher Corp.	29,170	1,608,725

Machinery - 2.5%
Dover Corp.	14,940	888,780
Joy Global, Inc.	9,800	549,388
Parker Hannifin Corp.	5,420	453,004

		1,891,172

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	11,090	577,124

		7,951,586

Energy - 10.1%
Energy Equipment & Services - 5.2%
Halliburton Co.	17,200	579,468
National Oilwell Varco, Inc.	11,905	953,710
Schlumberger Ltd.	24,765	1,791,252
Technip SA	6,145	682,781

		4,007,211

Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	7,780	543,978
Concho Resources, Inc. (a)	7,250	686,937
EOG Resources, Inc.	9,045	1,013,492
Noble Energy, Inc.	11,105	1,029,545
Occidental Petroleum Corp.	5,250	451,815

		3,725,767

		7,732,978

Consumer Staples - 8.8%
Beverages - 0.6%
Monster Beverage Corp. (a)	8,480	459,277

Food & Staples Retailing - 0.9%
CVS Caremark Corp.	14,180	686,596

Food Products - 1.8%
Kraft Foods, Inc.-Class A	20,700	855,945
Mead Johnson Nutrition Co.-Class A	7,320	536,409

		1,392,354

Tobacco - 5.5%
Altria Group, Inc.	45,480	1,518,577

Company	Shares	U.S. $ Value
Philip Morris International, Inc.	29,800	$2,680,212

		4,198,789

		6,737,016

Financials - 4.4%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	5,230	643,290
Goldman Sachs Group, Inc. (The)	5,720	650,250
State Street Corp.	8,150	341,974

		1,635,514

Commercial Banks - 0.9%
Wells Fargo & Co.	19,500	673,335

Diversified Financial Services - 1.4%
IntercontinentalExchange, Inc. (a)	5,480	731,087
JPMorgan Chase & Co.	8,240	333,555

		1,064,642

		3,373,491

Total Common Stocks (cost $60,679,773)		76,047,666

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.1%
Time Deposit - 1.1%
State Street Time Deposit 0.01%, 10/01/12 (cost $870,321)	$870	870,321

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $61,550,094)		76,917,987

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.8%
Investment Companies - 0.8%
AllianceBernstein Exchange Reserves - Class I,
0.17% (c) (cost $591,360)	591,360	591,360

Total Investments - 100.9% (cost $62,141,454) (d)		77,509,347
Other assets less liabilities - (0.9)%		(653,605)

Net Assets - 100.0%		$76,855,742

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $16,086,401 and gross unrealized depreciation of investments was $(718,508), resulting in net unrealized appreciation of $15,367,893.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$26,045,956		$	– 0	–	$	– 0	–	$26,045,956
Health Care	12,763,240			– 0	–		– 0	–	12,763,240
Consumer Discretionary	11,443,399			– 0	–		– 0	–	11,443,399
Industrials	7,951,586			– 0	–		– 0	–	7,951,586
Energy	7,050,197			682,781			– 0	–	7,732,978
Consumer Staples	6,737,016			– 0	–		– 0	–	6,737,016
Financials	3,373,491			– 0	–		– 0	–	3,373,491
Short-Term Investments	– 0	–		870,321			– 0	–	870,321
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	591,360			– 0	–		– 0	–	591,360

Total Investments in Securities	75,956,245			1,553,102			– 0	–	77,509,347
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$75,956,245			$1,553,102		$	– 0	–	$77,509,347

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.1%
Financials - 20.6%
Capital Markets - 5.7%
BlackRock, Inc.-Class A	110,050	$19,621,915
Goldman Sachs Group, Inc. (The)	188,370	21,413,901
State Street Corp.	254,410	10,675,044

		51,710,860

Commercial Banks - 4.9%
Fifth Third Bancorp	943,400	14,632,134
PNC Financial Services Group, Inc.	53,410	3,370,171
Wells Fargo & Co.	760,820	26,271,115

		44,273,420

Consumer Finance - 1.6%
Capital One Financial Corp.	258,140	14,716,561

Diversified Financial Services - 3.1%
JPMorgan Chase & Co.	709,670	28,727,442

Insurance - 5.3%
ACE Ltd.	199,020	15,045,912
Hartford Financial Services Group, Inc.	592,030	11,509,063
MetLife, Inc.	415,732	14,326,125
Travelers Cos., Inc. (The)	112,290	7,664,915

		48,546,015

		187,974,298

Health Care - 18.0%
Biotechnology - 2.4%
Amgen, Inc.	197,542	16,656,741
Gilead Sciences, Inc. (a)	79,060	5,244,050

		21,900,791

Health Care Equipment & Supplies - 2.5%
St Jude Medical, Inc.	405,039	17,064,293
Zimmer Holdings, Inc.	79,970	5,407,571

		22,471,864

Health Care Providers & Services - 6.2%
AmerisourceBergen Corp.-Class A	306,100	11,849,131
McKesson Corp.	148,830	12,803,845
UnitedHealth Group, Inc.	579,170	32,091,810

		56,744,786

Pharmaceuticals - 6.9%
Abbott Laboratories	106,900	7,329,064
Bristol-Myers Squibb Co.	456,290	15,399,788
Forest Laboratories, Inc. (a)	155,070	5,522,043
Merck & Co., Inc.	320,229	14,442,328
Pfizer, Inc.	813,010	20,203,298

		62,896,521

		164,013,962

Company	Shares	U.S. $ Value
Industrials - 12.7%
Aerospace & Defense - 5.5%
Boeing Co. (The)	419,660	$29,216,729
Raytheon Co.	370,290	21,165,776

		50,382,505

Construction & Engineering - 1.1%
URS Corp.	290,054	10,241,807

Electrical Equipment - 0.7%
Hubbell, Inc.-Class B	78,950	6,374,423

Industrial Conglomerates - 3.0%
General Electric Co.	1,180,920	26,818,693

Machinery - 2.1%
Actuant Corp.-Class A	182,425	5,221,004
Dover Corp.	178,590	10,624,319
Gardner Denver, Inc.	54,476	3,290,895

		19,136,218

Road & Rail - 0.3%
Norfolk Southern Corp.	44,852	2,853,933

		115,807,579

Energy - 12.5%
Energy Equipment & Services - 3.6%
Diamond Offshore Drilling, Inc. (b)	240,789	15,846,324
National Oilwell Varco, Inc.	209,777	16,805,236

		32,651,560

Oil, Gas & Consumable Fuels - 8.9%
Chevron Corp.	254,160	29,624,890
Devon Energy Corp.	56,610	3,424,905
Exxon Mobil Corp.	263,950	24,138,227
Marathon Petroleum Corp.	106,290	5,802,371
Occidental Petroleum Corp.	215,280	18,526,997

		81,517,390

		114,168,950

Information Technology - 10.5%
Communications Equipment - 1.4%
Cisco Systems, Inc.	675,790	12,900,831

Computers & Peripherals - 1.9%
Apple, Inc.	25,490	17,008,457

IT Services - 0.5%
Amdocs Ltd.	143,944	4,748,713

Semiconductors & Semiconductor Equipment - 1.4%
Marvell Technology Group Ltd.	1,434,928	13,129,591

Software - 5.3%
Activision Blizzard, Inc.	604,123	6,814,507
Adobe Systems, Inc. (a)	154,590	5,017,991
Cadence Design Systems, Inc. (a)	429,440	5,524,746
Microsoft Corp.	564,800	16,819,744

Company	Shares	U.S. $ Value
Oracle Corp.	441,430	$13,900,631

		48,077,619

		95,865,211

Consumer Discretionary - 9.7%
Internet & Catalog Retail - 3.2%
Liberty Interactive Corp. (a)	1,430,049	26,455,907
Liberty Ventures (a)	63,371	3,145,736

		29,601,643

Media - 4.9%
Comcast Corp.-Class A	459,680	16,442,754
Scripps Networks Interactive, Inc.-Class A	180,210	11,034,258
Viacom, Inc.-Class B	317,670	17,023,935

		44,500,947

Specialty Retail - 1.6%
Bed Bath & Beyond, Inc. (a)	126,050	7,941,150
O’Reilly Automotive, Inc. (a)	76,050	6,359,301

		14,300,451

		88,403,041

Consumer Staples - 4.3%
Beverages - 0.6%
Molson Coors Brewing Co.-Class B	117,500	5,293,375

Food & Staples Retailing - 2.2%
CVS Caremark Corp.	420,227	20,347,391

Food Products - 0.6%
Smithfield Foods, Inc. (a)	259,830	5,105,660

Tobacco - 0.9%
Lorillard, Inc.	74,121	8,631,390

		39,377,816

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	529,050	19,945,185
Verizon Communications, Inc.	114,270	5,207,284

		25,152,469

Materials - 2.2%
Chemicals - 0.8%
CF Industries Holdings, Inc.	32,760	7,280,582

Paper & Forest Products - 1.4%
Domtar Corp.	159,360	12,476,295

		19,756,877

Utilities - 0.8%
Multi-Utilities - 0.8%
Ameren Corp.	212,060	6,928,000

Total Common Stocks (cost $715,488,453)		857,448,203

Company	Shares	U.S. $ Value
RIGHTS - 0.0%
Consumer Discretionary - 0.0%
Internet & Catalog Retail - 0.0%
Liberty Ventures (a) (cost $232,654)	21,124	$286,019

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 7.7%
Time Deposit - 7.7%
State Street Time Deposit 0.01%, 10/01/12 (cost $70,517,841)	$70,518	70,517,841

Total Investments Before Security Lending Collateral for Securities Loaned - 101.8% (cost $786,238,948)		928,252,063

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.2%
Investment Companies - 0.2%
AllianceBernstein Exchange Reserves-Class I,
0.17% (c) (cost $1,728,506)	1,728,506	1,728,506

Total Investments - 102.0% (cost $787,967,454) (d)		929,980,569
Other assets less liabilities - (2.0)%		(18,170,081)

Net Assets - 100.0%		$911,810,488

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $151,008,567 and gross unrealized depreciation of investments was $(8,995,452), resulting in net unrealized appreciation of $142,013,115.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Variable Products Series Fund

Growth & Income Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$857,448,203		$	– 0	–	$	– 0	–	$857,448,203
Rights	286,019			– 0	–		– 0	–	286,019
Short-Term Investments	– 0	–		70,517,841			– 0	–	70,517,841
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	1,728,506			– 0	–		– 0	–	1,728,506

Total Investments in Securities	859,462,728			70,517,841			– 0	–	929,980,569
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$859,462,728			$70,517,841		$	– 0	–	$929,980,569

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADES - 28.8%
Industrial - 14.0%
Basic - 1.8%
Alcoa, Inc.
5.40%, 4/15/21	U.S.$	180	$188,938
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20		250	262,500
ArcelorMittal
6.125%, 6/01/18		280	278,166
Dow Chemical Co. (The)
4.125%, 11/15/21		85	92,486
5.25%, 11/15/41		80	90,776
7.60%, 5/15/14		81	89,495
8.55%, 5/15/19		143	191,758
Eastman Chemical Co.
2.40%, 6/01/17		41	42,821
3.60%, 8/15/22		86	90,593
International Paper Co.
7.95%, 6/15/18		196	252,264
Teck Resources Ltd.
2.50%, 2/01/18		44	44,192
4.75%, 1/15/22		134	143,472
Vale SA
5.625%, 9/11/42		285	289,936

			2,057,397

Capital Goods - 0.6%
ADT Corp. (The)
3.50%, 7/15/22 (a)		68	70,645
Embraer SA
5.15%, 6/15/22		82	88,011
Owens Corning
6.50%, 12/01/16		160	179,667
Republic Services, Inc.
5.25%, 11/15/21		150	177,568
5.50%, 9/15/19		160	189,471

			705,362

Communications - Media - 2.9%
CBS Corp.
3.375%, 3/01/22		226	236,121
5.75%, 4/15/20		83	100,255
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		280	418,050
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.50%, 3/01/16		95	101,092
3.80%, 3/15/22		165	169,796
4.75%, 10/01/14		160	171,588
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (a)(b)		305	331,687
News America, Inc.
4.50%, 2/15/21		300	338,584
Omnicom Group, Inc.
3.625%, 5/01/22		103	108,789

	Principal Amount (000)		U.S. $ Value
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	U.S.$	250	$321,083
TCI Communications, Inc.
7.875%, 2/15/26		115	165,613
Time Warner Entertainment Co. LP
8.375%, 3/15/23		326	459,275
WPP Finance UK
8.00%, 9/15/14		315	353,614

			3,275,547

Communications - Telecommunications - 1.2%
American Tower Corp.
5.05%, 9/01/20		260	290,162
AT&T Corp.
8.00%, 11/15/31		20	30,739
AT&T, Inc.
4.45%, 5/15/21		177	208,298
British Telecommunications PLC
2.00%, 6/22/15		215	221,057
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (a)		320	344,051
Telecom Italia Capital SA
6.375%, 11/15/33		40	36,500
Telefonica Emisiones SAU
5.462%, 2/16/21		120	117,600
United States Cellular Corp.
6.70%, 12/15/33		80	82,040

			1,330,447

Consumer Cyclical - Automotive - 0.5%
Ford Motor Credit Co. LLC
5.00%, 5/15/18		250	272,931
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (a)		300	327,005

			599,936

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
7.625%, 4/15/31		325	453,998
Viacom, Inc.
5.625%, 9/15/19		60	72,160

			526,158

Consumer Cyclical - Other - 0.3%
Marriott International, Inc./DE
Series J
5.625%, 2/15/13		372	378,289

Consumer Cyclical - Retailers - 0.5%
CVS Caremark Corp.
6.60%, 3/15/19		180	230,032
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		290	312,637

			542,669

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 1.5%
Ahold Finance USA LLC
6.875%, 5/01/29	U.S.$	290	$362,212
Bunge Ltd. Finance Corp.
5.10%, 7/15/15		206	221,296
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)		350	364,037
Delhaize Group SA
5.875%, 2/01/14		105	110,316
Kroger Co. (The)
3.40%, 4/15/22		206	214,555
Laboratory Corp. of America Holdings
2.20%, 8/23/17		71	72,517
3.75%, 8/23/22		36	37,671
Tyson Foods, Inc.
4.50%, 6/15/22		134	140,365
Watson Pharmaceuticals, Inc.
3.25%, 10/01/22		100	99,165

			1,622,134

Energy - 2.5%
Anadarko Petroleum Corp.
6.45%, 9/15/36		124	153,629
Encana Corp.
3.90%, 11/15/21		375	396,304
Marathon Petroleum Corp.
3.50%, 3/01/16		50	53,018
5.125%, 3/01/21		209	241,172
Nabors Industries, Inc.
9.25%, 1/15/19		254	332,415
Noble Energy, Inc.
8.25%, 3/01/19		316	409,160
Noble Holding International Ltd.
4.90%, 8/01/20		32	35,746
Phillips 66
4.30%, 4/01/22 (a)		320	350,449
Southwestern Energy Co.
4.10%, 3/15/22 (a)		88	93,402
Transocean, Inc.
2.50%, 10/15/17		126	126,677
Valero Energy Corp.
6.125%, 2/01/20		177	214,992
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		95	103,859
6.00%, 3/15/18		12	13,744
9.625%, 3/01/19		190	247,309

			2,771,876

Technology - 0.8%
Agilent Technologies, Inc.
5.00%, 7/15/20		64	73,364
Hewlett-Packard Co.
4.65%, 12/09/21		162	168,916
Motorola Solutions, Inc.
7.50%, 5/15/25		25	31,150
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		300	309,320

	Principal Amount (000)		U.S. $ Value
Xerox Corp.
8.25%, 5/15/14	U.S.$	295	$327,233

			909,983

Transportation - Airlines - 0.3%
Southwest Airlines Co.
5.25%, 10/01/14		210	225,460
5.75%, 12/15/16		75	85,746

			311,206

Transportation - Services - 0.6%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		310	314,554
Con-way, Inc.
6.70%, 5/01/34		138	148,964
Ryder System, Inc.
5.85%, 11/01/16		116	132,854
7.20%, 9/01/15		108	125,274

			721,646

			15,752,650

Financial Institutions - 10.7%
Banking - 6.7%
Bank of America Corp.
5.875%, 2/07/42		298	348,335
Series L
5.65%, 5/01/18		400	456,070
Barclays Bank PLC
6.625%, 3/30/22 (a)	EUR	180	242,643
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	U.S.$	450	492,787
Citigroup, Inc.
4.50%, 1/14/22		85	93,329
8.50%, 5/22/19		340	449,652
Compass Bank
5.50%, 4/01/20		250	244,943
DNB Bank ASA
3.20%, 4/03/17 (a)		310	323,764
Fifth Third Bancorp
3.50%, 3/15/22		121	128,995
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22		165	190,060
6.00%, 6/15/20		395	455,450
7.50%, 2/15/19		95	117,818
HSBC Holdings PLC
4.00%, 3/30/22		320	343,334
5.10%, 4/05/21		194	224,116
ING Bank NV
2.00%, 9/25/15 (a)		280	279,529
JPMorgan Chase & Co.
4.40%, 7/22/20		305	335,679
4.50%, 1/24/22		25	27,731
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		82	87,584

	Principal Amount (000)		U.S. $ Value
Macquarie Group Ltd.
4.875%, 8/10/17 (a)	U.S.$	232	$244,041
Morgan Stanley
5.50%, 7/24/20		240	259,130
6.625%, 4/01/18		295	338,937
Series G
5.50%, 7/28/21		133	145,554
National Capital Trust II
5.486%, 3/23/15 (a)		122	123,382
National Westminster Bank PLC
6.50%, 9/07/21	GBP	50	81,302
Nationwide Building Society
6.25%, 2/25/20 (a)	U.S.$	330	378,541
Santander US Debt SAU
2.991%, 10/07/13 (a)		400	399,364
Societe Generale SA
2.50%, 1/15/14 (a)		205	205,451
UBS AG/Stamford CT
7.625%, 8/17/22		250	258,034
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (a)		190	180,575
Vesey Street Investment Trust I
4.404%, 9/01/16		98	104,511

			7,560,641

Finance - 0.5%
General Electric Capital Corp.
4.65%, 10/17/21		127	142,338
SLM Corp.
7.25%, 1/25/22		145	162,400
Series A
5.375%, 5/15/14		248	261,212

			565,950

Insurance - 2.5%
Allstate Corp. (The)
6.125%, 5/15/37		237	244,110
American International Group, Inc.
4.875%, 6/01/22		75	84,522
6.40%, 12/15/20		215	261,890
Coventry Health Care, Inc.
6.30%, 8/15/14		280	305,894
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (a)		164	216,425
Hartford Financial Services Group, Inc.
4.00%, 3/30/15		85	89,626
5.50%, 3/30/20		200	226,342
Humana, Inc.
6.30%, 8/01/18		50	58,433
7.20%, 6/15/18		85	103,016
Lincoln National Corp.
8.75%, 7/01/19		113	148,061
Markel Corp.
7.125%, 9/30/19		131	157,640
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		110	162,299

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
7.717%, 2/15/19	U.S.$	109	$141,997
10.75%, 8/01/39		85	126,225
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		225	307,879
WellPoint, Inc.
3.30%, 1/15/23		101	102,154
XL Group PLC
5.25%, 9/15/14		110	117,480

			2,853,993

Other Finance - 0.3%
ORIX Corp.
4.71%, 4/27/15		283	300,934

REITS - 0.7%
HCP, Inc.
5.375%, 2/01/21		327	373,049
Health Care REIT, Inc.
5.25%, 1/15/22		325	365,970

			739,019

			12,020,537

Utility - 3.6%
Electric - 1.5%
Constellation Energy Group, Inc.
5.15%, 12/01/20		64	75,224
FirstEnergy Corp.
Series C
7.375%, 11/15/31		220	288,170
MidAmerican Energy Holdings Co.
6.125%, 4/01/36		260	332,638
Nisource Finance Corp.
6.80%, 1/15/19		240	289,767
Pacific Gas & Electric Co.
4.50%, 12/15/41		125	138,092
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)		235	243,350
TECO Finance, Inc.
4.00%, 3/15/16		95	102,749
5.15%, 3/15/20		120	139,833
Union Electric Co.
6.70%, 2/01/19		45	57,551

			1,667,374

Natural Gas - 2.1%
DCP Midstream LLC
5.35%, 3/15/20 (a)		108	118,499
Energy Transfer Partners LP
7.50%, 7/01/38		336	398,328
Enterprise Products Operating LLC
5.20%, 9/01/20		55	64,790
EQT Corp.
8.125%, 6/01/19		205	248,170
Kinder Morgan Energy Partners LP

	Principal Amount (000)		U.S. $ Value
3.95%, 9/01/22	U.S.$	321	$344,825
4.15%, 3/01/22		89	96,145
ONEOK, Inc.
4.25%, 2/01/22		310	336,398
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		305	329,932
TransCanada PipeLines Ltd.
6.35%, 5/15/67		235	251,291
Williams Partners LP
5.25%, 3/15/20		173	200,476

			2,388,854

			4,056,228

Non Corporate Sectors - 0.5%
Agencies-Not Government Guaranteed - 0.5%
Gazprom OAO Via Gaz Capital SA
6.212%, 11/22/16 (a)		215	238,930
Petrobras International Finance Co.-Pifco
5.75%, 1/20/20		275	313,444

			552,374

Total Corporates - Investment Grades (cost $29,067,543)			32,381,789

MORTGAGE PASS-THROUGHS - 24.4%
Agency Fixed Rate 30-Year - 19.9%
Federal Home Loan Mortgage Corp. Gold
4.50%, 10/01/39		2,533	2,724,252
Series 2005
5.50%, 1/01/35		2,853	3,130,837
Series 2007
5.50%, 7/01/35		111	121,851
Federal National Mortgage Association
3.50%, TBA		1,530	1,636,861
4.00%, 1/01/41-12/01/41		4,256	4,591,590
4.50%, TBA		1,105	1,195,990
5.50%, 5/01/38-6/01/38		1,367	1,500,589
6.00%, 5/01/31-7/01/39		1,498	1,657,585
Series 2002
7.00%, 3/01/32		18	21,547
Series 2003
5.00%, 11/01/33		108	118,899
5.50%, 4/01/33-7/01/33		381	422,820
Series 2004
5.50%, 4/01/34-11/01/34		347	383,900
6.00%, 9/01/34		195	219,207
Series 2005
4.50%, 8/01/35		319	345,450
5.00%, 10/01/35		854	930,886
5.50%, 2/01/35		422	468,663
Series 2006
5.00%, 2/01/36		172	188,471
Series 2007
4.50%, 9/01/35-8/01/37		435	472,596
5.00%, 7/01/36		133	145,546
Series 2008

	Principal Amount (000)		U.S. $ Value
6.00%, 3/01/37	U.S.$	1,393	$1,551,427
Series 2010
6.00%, 2/01/40-4/01/40		481	531,208
Government National Mortgage Association Series 1994
9.00%, 9/15/24		2	1,662

			22,361,837

Agency Fixed Rate 15-Year - 3.9%
Federal National Mortgage Association
3.00%, TBA		1,240	1,314,400
4.50%, TBA		915	987,199
4.50%, 6/01/26		1,907	2,064,881

			4,366,480

Agency ARMs - 0.6%
Federal Home Loan Mortgage Corp.
4.432%, 11/01/35 (c)		239	254,753
Federal National Mortgage Association Series 2003
2.78%, 12/01/33 (d)		163	174,822
Series 2007
2.336%, 3/01/34 (d)		292	308,568

			738,143

Total Mortgage Pass-Throughs (cost $26,237,326)			27,466,460

GOVERNMENTS-TREASURIES - 15.5%
United States - 15.5%
U.S. Treasury Bonds
2.75%, 8/15/42		165	162,267
3.00%, 5/15/42		680	705,075
4.50%, 2/15/36		1,160	1,547,512
4.625%, 2/15/40		2,935	4,028,288
U.S. Treasury Notes
0.625%, 8/31/17		695	695,434
0.75%, 6/30/17		480	483,637
1.00%, 8/31/16		8,505	8,685,731
1.625%, 8/15/22		1,080	1,078,819

Total Governments-Treasuries (cost $16,119,849)			17,386,763

ASSET-BACKED SECURITIES - 10.3%
Autos-Fixed Rate - 5.4%
Ally Auto Receivables Trust
Series 2012-1, Class A2
0.71%, 9/15/14		315	315,497
Ally Master Owner Trust
Series 2010-3, Class A
2.88%, 4/15/15 (a)		340	342,937
AmeriCredit Automobile Receivables Trust
Series 2011-5, Class A2
1.19%, 8/08/15		124	124,901

	Principal Amount (000)		U.S. $ Value
Series 2012-3, Class A3
0.96%, 1/09/17	U.S.$	355	$357,254
Series 2012-4, Class A2
0.49%, 4/08/16		420	420,013
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		210	214,208
Bank of America Auto Trust
Series 2012-1, Class A4
1.03%, 12/15/16		245	248,377
CarMax Auto Owner Trust
Series 2011-3, Class A3
1.07%, 6/15/16		176	176,939
Series 2012-1, Class A3
0.89%, 9/15/16		160	161,186
Exeter Automobile Receivables Trust
Series 2012-1A, Class A
2.02%, 8/15/16 (a)		185	185,394
Series 2012-2A, Class A
1.30%, 6/15/17 (a)		270	269,973
Ford Auto Securitization Trust
Series 2011-R3A, Class A2
1.96%, 7/15/15 (a)	CAD	521	531,679
Ford Credit Auto Lease Trust
Series 2012-B, Class A2
0.54%, 11/15/14	U.S.$	289	289,024
Ford Credit Floorplan Master Owner Trust
Series 2012-4, Class A1
0.74%, 9/15/16		640	639,902
Harley-Davidson Motorcycle Trust
Series 2012-1, Class A3
0.68%, 4/15/17		195	195,764
Navistar Financial Corp. Owner Trust
Series 2012-A, Class A2
0.85%, 3/18/15 (a)		356	356,449
Nissan Auto Lease Trust
Series 2012-A, Class A2A
0.68%, 7/15/14		285	285,844
Porsche Innovative Lease Owner Trust
Series 2011-1, Class A3
1.09%, 9/22/14 (a)		455	456,271
Santander Drive Auto Receivables Trust
Series 2012-3, Class A3
1.08%, 4/15/16		325	327,119
Series 2012-4, Class A2
0.79%, 8/17/15		221	221,684

			6,120,415

Credit Cards-Fixed Rate - 1.7%
American Express Credit Account Master Trust
Series 2012-2, Class A
0.68%, 3/15/18		620	622,100
Discover Card Master Trust
Series 2012-A1, Class A1
0.81%, 8/15/17		224	225,918

	Principal Amount (000)		U.S. $ Value
Series 2012-A3, Class A3
0.86%, 11/15/17	U.S.$	300	$302,752
GE Capital Credit Card Master Note Trust
Series 2012-6, Class A
1.36%, 8/17/20		570	575,079
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		190	191,175

			1,917,024

Credit Cards - Floating Rate - 1.0%
American Express Credit Account Master Trust
Series 2011-1, Class A
0.391%, 4/17/17 (c)		455	455,999
Gracechurch Card Funding PLC
Series 2012-1A, Class A1
0.921%, 2/15/17 (a)(c)		320	320,763
Penarth Master Issuer PLC
Series 2012-1A, Class A1
0.79%, 3/18/14 (a)(c)		335	335,344

			1,112,106

Autos - Floating Rate - 0.8%
BMW Floorplan Master Owner Trust
Series 2012-1A, Class A
0.619%, 9/15/17 (a)(c)		303	303,006
Ford Credit Floorplan Master Owner Trust
Series 2010-3, Class A2
1.921%, 2/15/17 (a)(c)		430	442,597
Series 2012-1, Class A
0.691%, 1/15/16 (c)		130	130,547

			876,150

Other ABS - Fixed Rate - 0.7%
CNH Equipment Trust
Series 2010-C, Class A3
1.17%, 5/15/15		170	171,085
Series 2012-A, Class A3
0.94%, 5/15/17		241	243,250
GE Equipment Midticket LLC
Series 2011-1, Class A3
1.00%, 8/24/15		155	155,902
GE Equipment Small Ticket LLC
Series 2011-2A, Class A2
1.14%, 6/23/14 (a)		202	202,057

			772,294

Other ABS - Floating Rate - 0.4%
GE Dealer Floorplan Master Note Trust
Series 2012-3, Class A
0.709%, 6/20/17 (c)		485	487,400

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Fixed Rate - 0.2%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.86%, 1/25/33	U.S.$	59	$60,226
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33		136	132,814

			193,040

Home Equity Loans - Floating Rate - 0.1%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
1.342%, 12/25/32 (c)		65	59,811
HSBC Home Equity Loan Trust
Series 2005-3, Class A1
0.479%, 1/20/35 (c)		84	80,791
Option One Mortgage Loan Trust
Series 2007-2, Class M1
0.577%, 3/25/37 (c)(e)		98	265

			140,867

Total Asset-Backed Securities (cost $11,678,695)			11,619,296

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%
Non-Agency Fixed Rate CMBS - 7.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-5, Class A4
5.414%, 9/10/47		455	516,742
CW Capital Cobalt Ltd.
Series 2007-C3, Class A4
5.998%, 5/15/46		330	384,770
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class AJ
5.427%, 4/10/37		235	176,146
Series 2007-GG9, Class A4
5.444%, 3/10/39		585	667,966
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38		300	321,203
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.481%, 12/12/44		545	614,339
Series 2007-LD11, Class A4
6.003%, 6/15/49		550	636,612
Series 2007-LD12, Class AM
6.247%, 2/15/51		165	175,296
Series 2010-C2, Class A1
2.749%, 11/15/43 (a)		260	272,894
LB-UBS Commercial Mortgage Trust
Series 2004-C4, Class A4
5.446%, 6/15/29		830	886,849
Series 2006-C1, Class A4
5.156%, 2/15/31		1,240	1,390,491

	Principal Amount (000)		U.S. $ Value
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class A2
4.96%, 7/12/38	U.S.$	289	$294,609
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A2
5.291%, 7/12/46		648	664,314
Series 2007-9, Class A4
5.70%, 9/12/49		1,105	1,254,019

Total Commercial Mortgage-Backed Securities (cost $7,492,058)			8,256,250

AGENCIES - 6.4%
Agency Debentures - 4.9%
Federal National Mortgage Association
6.25%, 5/15/29		1,670	2,447,190
6.625%, 11/15/30		80	122,761
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		3,365	2,972,341

			5,542,292

Agency Subordinated - 1.5%
Federal Home Loan Mortgage Corp.
2.375%, 1/13/22		1,606	1,684,758

Total Agencies (cost $6,393,662)			7,227,050

QUASI-SOVEREIGNS - 1.7%
Quasi-Sovereign Bonds - 1.7%
Indonesia - 0.4%
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		360	402,750

Kazakhstan - 0.2%
KazMunayGas National Co.
7.00%, 5/05/20 (a)		212	260,230

Malaysia - 0.5%
Petronas Capital Ltd.
5.25%, 8/12/19 (a)		420	497,102

South Korea - 0.3%
Korea National Oil Corp.
3.125%, 4/03/17 (a)		310	325,730

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
3.75%, 3/01/17 (a)		360	378,720

Total Quasi-Sovereigns (cost $1,656,344)			1,864,532

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 1.5%
Industrial - 1.0%
Basic - 0.2%
LyondellBasell Industries NV
5.75%, 4/15/24	U.S.$	200	$227,500

Capital Goods - 0.4%
B/E Aerospace, Inc.
5.25%, 4/01/22		190	197,600
Ball Corp.
5.00%, 3/15/22		195	204,262

			401,862

Consumer Cyclical - Entertainment - 0.0%
Greektown Holdings LLC
10.75%, 12/01/13 (e)(f)(g)		55	0

Consumer Cyclical - Other - 0.3%
Host Hotels & Resorts LP
5.25%, 3/15/22 (a)		125	135,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a)		190	195,700

			330,700

Consumer Cyclical - Retailers - 0.0%
Dollar General Corp.
4.125%, 7/15/17		50	52,250

Energy - 0.1%
Cimarex Energy Co.
5.875%, 5/01/22		93	98,115

			1,110,427

Financial Institutions - 0.4%
Banking - 0.3%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	125	119,670
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)	U.S.$	175	167,457

			287,127

Other Finance - 0.1%
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		155	163,124

			450,251

Utility - 0.1%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		98	107,942

Total Corporates - Non-Investment Grades (cost $1,400,292)			1,668,620

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Non-Agency Fixed Rate - 0.3%
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
2.745%, 5/25/35	U.S.$	162	$157,092
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
2.93%, 7/25/36		298	180,507

			337,599

Non-Agency Floating Rate - 0.2%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
1.148%, 12/25/35 (c)		80	56,121
WaMu Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.848%, 2/25/47 (c)		249	172,162

			228,283

Agency Fixed Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
0.865%, 5/28/35		50	43,390

Total Collateralized Mortgage Obligations (cost $839,788)			609,272

LOCAL GOVERNMENTS-MUNICIPAL BONDS - 0.5%
United States - 0.5%
California GO
7.625%, 3/01/40 (cost $413,383)		405	551,027

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Qatar - 0.4%
State of Qatar
4.50%, 1/20/22 (a) (cost $356,470)		360	406,800

	Shares
PREFERRED STOCKS - 0.1%
Financial Institutions - 0.1%
REITS - 0.1%
Sovereign Real Estate Investment Trust
12.00% (a) (cost $87,659)		93	112,244

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.1%
Germany - 0.1%
Landwirtschaftliche Rentenbank
5.125%, 2/01/17 (cost $71,245)	U.S.$	70	$82,642

	Shares
COMMON STOCKS - 0.0%
Greektown Superholdings, Inc. (e)(f)(g)		41	2,460
Voyager Learning Exchange (e)(f)(h)		70,000	0

Total Common Stocks (cost $4)			2,460

WARRANTS - 0.0%
Talon Equity Co., expiring 11/15/24 (e)(f)(g) (cost $0)		47	0

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 6.4%
Time Deposit - 3.3%
State Street Time Deposit
0.01%, 10/01/12 (cost $3,763,076)	U.S.$	3,763	3,763,076

Treasury Bill - 3.1%
Japan Treasury Discount Bill
Series 292
Zero Coupon, 10/09/12 (cost $3,450,185)	JPY	270,000	3,459,690

Total Short-Term Investments (cost $7,213,261)			7,222,766

Total Investments - 103.9% (cost $109,027,579) (i)			116,857,971
Other assets less liabilities - (3.9)% (j)			(4,345,886)

Net Assets - 100.0%			$112,512,085

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 2 Yr Futures	11	December 2012	$2,424,794	$2,425,844	$(1,050)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank NA	CAD 520	USD 532	11/09/12	$3,789
Credit Suisse London Branch (GFX)	JPY 270,000	USD 3,449	10/09/12	(11,115)
Credit Suisse London Branch (GFX)	USD 573	MXN 7,327	10/18/12	(4,509)
Credit Suisse London Branch (GFX)	EUR 1,198	USD 1,564	10/24/12	24,665
Royal Bank of Canada	CAD 555	USD 565	11/09/12	1,439
State Street Bank & Trust Co.	GBP 59	USD 95	10/24/12	535

				$14,804

INTEREST RATE SWAP CONTRACTS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$1,390	1/30/17	1.059%	3 Month LIBOR	$(26,492)
JPMorgan Chase Bank, NA	1,520	2/7/22	2.043%	3 Month LIBOR	(62,777)

					$(89,269)

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2012	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC.: Bank of America Corp., 5.65% 5/01/18, 9/20/17*	1.00%	1.69%	$80	$(2,595)	$(5,518)	$2,923
Credit Suisse International: Anadarko Petroleum Corp., 5.95% 9/15/16, 9/20/17*	1.00	1.78	270	(9,972)	(9,445)	(527)

				$(12,567)	$(14,963)	$2,396

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $13,556,447 or 12.0% of net assets.
(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2012.
(c)	Floating Rate Security. Stated interest rate was in effect at September 30, 2012.
(d)	Variable rate coupon, rate shown as of September 30, 2012.
(e)	Illiquid security.
(f)	Fair valued.
(g)	Non-income producing security.
(h)	Security is in default and is non-income producing.
(i)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,238,909 and gross unrealized depreciation of investments was $(408,517), resulting in net unrealized appreciation of $7,830,392.
(j)	An amount of U.S. $3,025 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2012.

Currency Abbreviations:

CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced

AllianceBernstein Variable Products Series Fund

Intermediate Bond Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Corporates - Investment Grades	$99,165		$32,282,624		$	– 0	–	$32,381,789
Mortgage Pass-Throughs	– 0	–	27,466,460			– 0	–	27,466,460
Governments - Treasuries	– 0	–	17,386,763			– 0	–	17,386,763
Asset-Backed Securities	– 0	–	10,025,695			1,593,601		11,619,296
Commercial Mortgage-Backed Securities	– 0	–	7,268,196			988,054		8,256,250
Agencies	– 0	–	7,227,050			– 0	–	7,227,050
Quasi-Sovereigns	– 0	–	1,864,532			– 0	–	1,864,532
Corporates - Non-Investment Grades	– 0	–	1,668,620			– 0	–^	1,668,620
Collateralized Mortgage Obligations	– 0	–	– 0	–		609,272		609,272
Local Governments - Municipal Bonds	– 0	–	551,027			– 0	–	551,027
Governments - Sovereign Bonds	– 0	–	406,800			– 0	–	406,800
Preferred Stocks	– 0	–	112,244			– 0	–	112,244
Governments - Sovereign Agencies	– 0	–	82,642			– 0	–^	82,642
Common Stocks	– 0	–	– 0	–		2,460		2,460
Warrants	– 0	–	– 0	–		– 0	–	– 0	–
Short-Term Investments:
Time Deposit	– 0	–	3,763,076			– 0	–	3,763,076
Treasury Bill	– 0	–	3,459,690			– 0	–	3,459,690

Total Investments in Securities	99,165		113,565,419			3,193,387		116,857,971
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	30,428			– 0	–	30,428
Credit Default Swap Contracts	– 0	–	2,923			– 0	–	2,923
Liabilities:
Futures Contracts	(1,050)		– 0	–		– 0	–	(1,050)
Forward Currency Exchange Contracts	– 0	–	(15,624)			– 0	–	(15,624)
Interest Rate Swap Contracts	– 0	–	(89,269)			– 0	–	(89,269)
Credit Default Swap Contracts	– 0	–	(527)			– 0	–	(527)

Total	$98,115		$113,493,350			$3,193,387		$116,784,852

^	The Portfolio held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage- Backed Securities		Corporates - Non- Investment Grades^
Balance as of 12/31/11	$1,028,906		$1,587,514		$	– 0	–
Accrued discounts/(premiums)	107		15,461			– 0	–
Realized gain (loss)	(57,748)		71,682			– 0	–
Change in unrealized appreciation/depreciation	108,851		9,418			– 0	–
Purchases	726,114		776,499			– 0	–
Sales	(212,629)		(296,441)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	(1,176,079)			– 0	–

Balance as of 9/30/12	$1,593,601		$988,054		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$108,851		$61,446		$	– 0	–

	Collateralized Mortgage Obligations		Common Stocks		Warrants^
Balance as of 12/31/11	$776,784		$2,870		$	– 0	–
Accrued discounts/(premiums)	5		– 0	–		– 0	–
Realized gain (loss)	(247,748)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation	410,709		(410)			– 0	–
Purchases	– 0	–	– 0	–		– 0	–
Sales	(365,902)		– 0	–		– 0	–
Transfers in to Level 3	35,424		– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/12	$609,272		$2,460		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$137,158		$(410)		$	– 0	–

	Total
Balance as of 12/31/11	$3,396,074
Accrued discounts/(premiums)	15,573
Realized gain (loss)	(233,814)
Change in unrealized appreciation/depreciation	528,568
Purchases	1,502,613
Sales	(874,972)
Transfers in to Level 3*	35,424
Transfers out of Level 3+	(1,176,079)

Balance as of 9/30/12	$3,193,387

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$307,045

^	The Portfolio held securities with zero market value at period end.
*	There were de minimis transfers under 1% of net assets during the reporting period.
+	Transferred out of Level 3 into Level 2 due to increase in observable inputs.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.5%
Financials - 18.4%
Capital Markets - 4.5%
Aberdeen Asset Management PLC	405,820	$2,041,888
Azimut Holding SpA	67,615	781,951
Partners Group Holding AG	19,973	4,158,151

		6,981,990

Commercial Banks - 6.4%
Bangkok Bank PCL (NVDR)	299,300	1,881,567
Bank Mandiri Persero TBK PT	1,179,500	1,006,479
Bank Rakyat Indonesia Persero Tbk PT	900,000	697,562
HDFC Bank Ltd.	69,280	823,522
HSBC Holdings PLC	213,871	1,986,808
Itausa - Investimentos Itau SA (Preference Shares)	153,355	683,091
Sberbank of Russia (Sponsored ADR)	103,518	1,205,985
United Overseas Bank Ltd.	103,000	1,642,539

		9,927,553

Consumer Finance - 0.3%
Muthoot Finance Ltd.	148,990	507,383

Diversified Financial Services - 2.1%
Deutsche Boerse AG	19,630	1,086,279
FirstRand Ltd.	246,320	825,590
IG Group Holdings PLC	173,898	1,254,343

		3,166,212

Insurance - 4.2%
AIA Group Ltd.	858,200	3,163,495
Prudential PLC	249,600	3,241,121

		6,404,616

Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	47,800	663,742

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	53,770	784,014

		28,435,510

Consumer Staples - 14.7%
Beverages - 4.4%
Anheuser-Busch InBev NV	54,492	4,661,717
Cia de Bebidas das Americas (Preference Shares)	23,048	883,265
Pernod-Ricard SA	11,930	1,338,195

		6,883,177

Food & Staples Retailing - 1.1%
Brazil Pharma SA	107,400	643,685
Olam International Ltd. (a)	319,262	529,608
Raia Drogasil SA	44,000	505,493

		1,678,786

Food Products - 4.3%
Danone	32,076	1,973,604

Company	Shares	U.S. $ Value
Nestle SA	73,822	$4,657,972

		6,631,576

Household Products - 1.5%
Reckitt Benckiser Group PLC	41,030	2,363,921

Tobacco - 3.4%
British American Tobacco PLC	102,277	5,255,336

		22,812,796

Consumer Discretionary - 13.8%
Automobiles - 2.4%
Nissan Motor Co., Ltd.	238,100	2,026,397
Volkswagen AG (Preference Shares)	8,849	1,617,998

		3,644,395

Distributors - 0.6%
Li & Fung Ltd.	594,000	915,980

Diversified Consumer Services - 0.3%
Estacio Participacoes SA	33,000	553,459

Hotels, Restaurants & Leisure - 0.8%
Ajisen China Holdings Ltd. (a)	365,500	241,219
Sands China Ltd.	258,000	953,562

		1,194,781

Internet & Catalog Retail - 0.7%
Rakuten, Inc. (a)	103,000	1,047,309

Media - 2.1%
Eutelsat Communications	14,304	459,581
Informa PLC	120,013	781,845
Naspers Ltd.	15,560	965,061
SES SA (FDR)	36,264	986,147

		3,192,634

Specialty Retail - 3.3%
Belle International Holdings Ltd.	485,000	873,968
Fast Retailing Co., Ltd.	5,900	1,370,205
Hennes & Mauritz AB-Class B	36,940	1,285,629
Yamada Denki Co., Ltd.	16,040	703,629
Zhongsheng Group Holdings Ltd. (a)	738,500	918,178

		5,151,609

Textiles, Apparel & Luxury Goods - 3.6%
Brunello Cucinelli SpA (b)	46,693	809,134
Cie Financiere Richemont SA	33,922	2,036,785
LVMH Moet Hennessy Louis Vuitton SA	13,070	1,962,043
Samsonite International SA	409,600	781,498

		5,589,460

		21,289,627

Information Technology - 12.0%
Electronic Equipment, Instruments & Components - 1.1%
Hon Hai Precision Industry Co., Ltd.	257,400	805,931

Company	Shares	U.S. $ Value
Murata Manufacturing Co., Ltd. (a)	17,100	$910,344

		1,716,275

Internet Software & Services - 3.9%
Baidu, Inc. (Sponsored ADR) (b)	21,010	2,454,388
Mail.ru Group Ltd. (GDR) (c)	26,050	872,308
Tencent Holdings Ltd.	79,000	2,682,698

		6,009,394

IT Services - 0.8%
Tata Consultancy Services Ltd.	52,750	1,292,074

Semiconductors & Semiconductor Equipment - 4.6%
ARM Holdings PLC	141,735	1,322,904
ASML Holding NV	28,827	1,541,910
Samsung Electronics Co., Ltd.	3,450	4,157,589

		7,022,403

Software - 1.6%
SAP AG	34,627	2,464,173

		18,504,319

Industrials - 10.2%
Aerospace & Defense - 0.6%
Safran SA	28,260	1,016,501

Commercial Services & Supplies - 0.7%
Aggreko PLC	28,710	1,074,747

Construction & Engineering - 0.7%
Samsung Engineering Co., Ltd.	6,370	1,092,996

Electrical Equipment - 0.9%
Schneider Electric SA	23,150	1,368,706

Industrial Conglomerates - 1.0%
Bidvest Group Ltd.	60,728	1,502,316

Machinery - 2.8%
FANUC Corp.	17,800	2,865,056
Komatsu Ltd. (a)	73,800	1,446,473

		4,311,529

Professional Services - 2.2%
Experian PLC	152,118	2,532,871
Intertek Group PLC	21,370	947,435

		3,480,306

Trading Companies & Distributors - 1.3%
Wolseley PLC	45,930	1,964,698

		15,811,799

Energy - 10.2%
Energy Equipment & Services - 3.7%
Saipem SpA	39,355	1,896,531
Schlumberger Ltd.	27,370	1,979,672
Technip SA	16,100	1,788,897

		5,665,100

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 6.5%
Afren PLC (b)	260,723	$592,405
Africa Oil Corp. (a)(b)	40,630	402,627
BG Group PLC	166,824	3,375,635
China Shenhua Energy Co., Ltd.-Class H	325,500	1,253,585
Genel Energy PLC (b)	34,080	425,125
NovaTek OAO (Sponsored GDR) (c)	8,503	1,009,224
Ophir Energy PLC (b)	56,590	555,977
Tullow Oil PLC	50,798	1,126,909
Ultrapar Participacoes SA	59,000	1,327,409

		10,068,896

		15,733,996

Materials - 8.4%
Chemicals - 5.0%
Croda International PLC	46,280	1,816,795
Israel Chemicals Ltd.	157,570	1,913,799
Lanxess AG	13,180	1,094,807
Linde AG	10,700	1,844,249
Potash Corp. of Saskatchewan, Inc.	24,130	1,048,800

		7,718,450

Containers & Packaging - 1.0%
Klabin SA (Preference Shares)	279,700	1,462,483

Metals & Mining - 2.4%
First Quantum Minerals Ltd.	83,130	1,771,512
Franco-Nevada Corp.	10,060	592,999
Kenmare Resources PLC (b)	1,211,986	770,827
Umicore SA	12,130	634,990

		3,770,328

		12,951,261

Health Care - 8.2%
Health Care Equipment & Supplies - 1.2%
Cie Generale d’Optique Essilor International SA	13,020	1,218,358
Elekta AB (a)	46,520	614,167

		1,832,525

Health Care Providers & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	12,955	950,253

Pharmaceuticals - 6.4%
Aspen Pharmacare Holdings Ltd. (b)	46,141	793,996
Bayer AG	15,797	1,358,378
Mitsubishi Tanabe Pharma Corp. (a)	47,000	713,289
Novo Nordisk A/S-Class B	10,691	1,682,484
Pharmstandard OJSC (GDR) (b)(c)	29,380	417,196
Roche Holding AG	12,860	2,405,420
Shire PLC	86,061	2,538,691

		9,909,454

		12,692,232

Company	Shares		U.S. $ Value
Utilities - 1.6%
Multi-Utilities - 1.6%
National Grid PLC		220,510	$2,432,414

Total Common Stocks (cost $130,162,054)			150,663,954

WARRANTS - 0.5%
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.5%
Hon Hai Precision Industry Co., Ltd., JPMorgan Chase Bank NA, expiring 9/29/14 (b)(c) (cost $823,486)		247,180	771,202

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.1%
Time Deposit - 2.1%
State Street Time Deposit 0.01%, 10/01/12 (cost $3,227,261)	U.S.$	3,227	3,227,261

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $134,212,801)			154,662,417

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 1.7%
Investment Companies - 1.7%
AllianceBernstein Exchange Reserves-Class I, 0.17% (d) (cost $2,698,611)		2,698,611	2,698,611

Total Investments - 101.8% (cost $136,911,412) (e)			157,361,028
Other assets less liabilities - (1.8)%			(2,841,902)

Net Assets - 100.0%			$154,519,126

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC Wholesale	GBP	2,877	USD	4,506	11/15/12	$(139,018)
Barclays Bank PLC Wholesale	USD	16,334	EUR	12,616	11/15/12	(114,379)
BNP Paribas SA	CHF	8,417	USD	9,018	11/15/12	61,903
Citibank NA	CHF	3,521	USD	3,634	11/15/12	(112,924)
Credit Suisse London Branch (GFX)	USD	1,179	AUD	1,135	11/15/12	(6,445)
Deutsche Bank AG London	USD	9,404	JPY	736,567	11/15/12	37,474
Goldman Sachs Capital Markets LP	GBP	494	USD	784	11/15/12	(13,731)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	GBP	1,296	USD	2,020	11/15/12	$(72,105)
HSBC BankUSA	USD	2,064	EUR	1,644	11/15/12	49,658
Royal Bank of Canada	CAD	2,758	USD	2,779	11/15/12	(23,919)
Royal Bank of Canada	USD	7,136	CAD	7,092	11/15/12	70,723
Royal Bank of Scotland PLC	GBP	3,031	USD	4,908	11/15/12	14,348
Royal Bank of Scotland PLC	JPY	594,594	USD	7,586	11/15/12	(36,212)
Royal Bank of Scotland PLC	USD	422	NOK	2,425	11/15/12	768
Royal Bank of Scotland PLC	USD	446	SEK	2,920	11/15/12	(2,388)
State Street Bank & Trust Co.	EUR	19,179	USD	23,713	11/15/12	(944,198)
State Street Bank & Trust Co.	USD	363	NOK	2,124	11/15/12	7,001
UBS AG	USD	6,847	NOK	40,421	11/15/12	197,041
UBS AG	USD	7,199	SEK	48,353	11/15/12	152,459
Westpac Banking Corp.	USD	11,376	AUD	11,010	11/15/12	1,217

						$(872,727)

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, the aggregate market value of these securities amounted to $3,069,930 or 2.0% of net assets.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $25,371,826 and gross unrealized depreciation of investments was $(4,922,210), resulting in net unrealized appreciation of $20,449,616.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non Voting Depositary Receipt
OJSC	-	Open Joint Stock Company

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

COUNTRY BREAKDOWN *

September 30, 2012 (unaudited)

24.3%	United Kingdom
8.6%	Switzerland
7.8%	France
7.2%	Japan
6.7%	Germany
4.9%	China
4.4%	Brazil
4.3%	Hong Kong
3.4%	Belgium
3.4%	South Korea
2.6%	South Africa
2.5%	Canada
2.3%	Russia
15.5%	Other
2.1%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2012. The Portfolio’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 2.3% or less in the following countries: Denmark, India, Indonesia, Ireland, Israel, Italy, Netherlands, Singapore, Sweden, Taiwan, Thailand and United States.

AllianceBernstein Variable Products Series Fund

International Growth Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$1,346,833		$27,088,677		$	– 0	–	$28,435,510
Consumer Staples	2,032,443		20,780,353			– 0	–	22,812,796
Consumer Discretionary	553,459		20,736,168			– 0	–	21,289,627
Information Technology	2,514,490		15,989,829			– 0	–	18,504,319
Industrials	– 0	–	15,811,799			– 0	–	15,811,799
Energy	3,799,637		11,934,359			– 0	–	15,733,996
Materials	4,875,794		8,075,467			– 0	–	12,951,261
Health Care	417,196		12,275,036			– 0	–	12,692,232
Utilities	– 0	–	2,432,414			– 0	–	2,432,414
Warrants	– 0	–	– 0	–		771,202		771,202
Short-Term Investments	– 0	–	3,227,261			– 0	–	3,227,261
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	2,698,611		– 0	–		– 0	–	2,698,611

Total Investments in Securities	18,238,463		138,351,363+			771,202		157,361,028
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	592,592			– 0	–	592,592
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,465,319)			– 0	–	(1,465,319)

Total^	$18,238,463		$137,478,636			$771,202		$156,488,301

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants		Total
Balance as of 12/31/11	$765,226		$765,226
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(7,523)		(7,523)
Change in unrealized appreciation/depreciation	124,757		124,757
Purchases	– 0	–	– 0	–
Sales	(111,258)		(111,258)
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 9/30/12	$771,202		$771,202

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/12	$124,757		$124,757

AllianceBernstein Variable Products Series Fund

International Value Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Financials - 21.4%
Capital Markets - 3.6%
Credit Suisse Group AG (a)	530,770	$11,222,726
Deutsche Bank AG (REG)	282,060	11,172,229
Macquarie Group Ltd.	548,240	16,075,849

		38,470,804

Commercial Banks - 11.3%
Banco do Brasil SA	835,400	10,219,716
Banco Santander Brasil SA/Brazil (ADR) (b)	347,170	2,558,643
HSBC Holdings PLC	2,286,196	21,238,189
KB Financial Group, Inc.	236,461	8,381,455
Lloyds Banking Group PLC (a)	13,229,940	8,330,304
Mitsubishi UFJ Financial Group, Inc. (b)	3,581,100	16,757,944
National Australia Bank Ltd.	642,960	16,904,586
Societe Generale SA (a)	446,224	12,645,057
Sumitomo Mitsui Financial Group, Inc. (b)	412,200	12,843,402
Turkiye Vakiflar Bankasi Tao-Class D	1,855,812	4,012,011
Westpac Banking Corp.	284,026	7,282,664

		121,173,971

Diversified Financial Services - 2.2%
ING Groep NV (a)	1,896,730	15,022,476
ORIX Corp.	87,130	8,726,907

		23,749,383

Insurance - 3.4%
Aegon NV	1,508,273	7,841,186
Allianz SE	80,640	9,617,403
Aviva PLC	2,145,780	11,087,989
Suncorp Group Ltd.	850,146	8,109,072

		36,655,650

Real Estate Management & Development - 0.9%
Evergrande Real Estate Group Ltd. (b)	9,557,000	3,755,860
New World Development Co., Ltd.	4,248,000	6,535,266

		10,291,126

		230,340,934

Consumer Discretionary - 14.0%
Auto Components - 3.7%
Cie Generale des Etablissements Michelin-Class B	163,240	12,781,969
GKN PLC	2,276,600	7,915,761
Magna International, Inc. (Toronto)-Class A	168,100	7,268,773
NGK Spark Plug Co., Ltd.	323,000	3,398,172
Valeo SA	170,050	7,860,815

		39,225,490

Automobiles - 6.8%
Bayerische Motoren Werke AG	150,230	11,016,311
Honda Motor Co., Ltd.	404,000	12,485,753
Kia Motors Corp.	40,200	2,497,760

Company	Shares	U.S. $ Value
Mazda Motor Corp. (a)	6,176,000	$7,208,453
Nissan Motor Co., Ltd. (b)	1,915,200	16,299,685
Renault SA	163,120	7,643,167
Volkswagen AG (Preference Shares)	87,570	16,011,764

		73,162,893

Distributors - 0.6%
Imperial Holdings Ltd.	190,660	4,289,443
Jardine Cycle & Carriage Ltd.	58,000	2,263,953

		6,553,396

Household Durables - 0.4%
Sony Corp. (b)	404,500	4,729,891

Leisure Equipment & Products - 0.4%
Namco Bandai Holdings, Inc.	276,300	4,680,821

Media - 0.3%
Informa PLC	508,000	3,309,449

Specialty Retail - 1.3%
Shimamura Co., Ltd.	25,100	2,922,093
Yamada Denki Co., Ltd. (b)	247,540	10,858,867

		13,780,960

Textiles, Apparel & Luxury Goods - 0.5%
Yue Yuen Industrial Holdings Ltd.	1,459,000	4,892,892

		150,335,792

Energy - 13.3%
Energy Equipment & Services - 0.9%
Seadrill Ltd.	242,570	9,529,260

Oil, Gas & Consumable Fuels - 12.4%
BP PLC	5,911,380	41,674,488
China Petroleum & Chemical Corp.-Class H	5,186,000	4,810,462
ENI SpA	637,800	13,982,789
Gazprom OAO (Sponsored ADR)	828,610	8,360,675
JX Holdings, Inc.	1,818,800	9,935,330
LUKOIL OAO (London) (Sponsored ADR)	104,530	6,432,776
Petroleo Brasileiro SA (Sponsored ADR)	739,920	16,330,034
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	930,739	32,226,270

		133,752,824

		143,282,084

Materials - 9.4%
Chemicals - 3.5%
Agrium, Inc. (Toronto)	81,040	8,408,178
Air Water, Inc.	136,000	1,664,443
Arkema SA	10,056	941,265
Denki Kagaku Kogyo KK	773,000	2,395,552
DIC Corp.	1,449,000	2,349,963
Koninklijke DSM NV	324,425	16,183,701
OCI Co., Ltd. (b)	18,170	2,915,815
Ube Industries Ltd./Japan	1,168,000	2,508,145

		37,367,062

Company	Shares	U.S. $ Value
Construction Materials - 0.5%
Taiheiyo Cement Corp. (b)	2,229,000	$4,798,395

Metals & Mining - 5.4%
Anglo American PLC	377,810	11,122,056
Dowa Holdings Co., Ltd.	494,000	3,420,341
Goldcorp, Inc.	101,970	4,682,053
KGHM Polska Miedz SA	142,420	6,794,561
Rio Tinto PLC	334,840	15,656,848
Vale SA (Sponsored ADR) (Local Preference Shares)	962,570	16,710,215

		58,386,074

		100,551,531

Health Care - 8.7%
Biotechnology - 0.2%
Actelion Ltd. (a)	42,106	2,110,597

Pharmaceuticals - 8.5%
AstraZeneca PLC	684,380	32,675,687
GlaxoSmithKline PLC	617,220	14,247,049
Novartis AG	340,060	20,812,849
Roche Holding AG	126,730	23,704,417

		91,440,002

		93,550,599

Telecommunication Services - 7.7%
Diversified Telecommunication Services - 4.7%
Nippon Telegraph & Telephone Corp.	496,500	23,623,499
Telecom Italia SpA (ordinary shares)	11,258,700	11,309,960
Telecom Italia SpA (savings shares)	7,794,800	6,828,118
Vivendi SA	430,616	8,391,413

		50,152,990

Wireless Telecommunication Services - 3.0%
America Movil SAB de CV Series L (ADR)	128,340	3,264,970
NTT DoCoMo, Inc. (b)	3,584	5,790,579
Vodafone Group PLC	8,319,405	23,640,672

		32,696,221

		82,849,211

Consumer Staples - 7.0%
Beverages - 0.7%
Asahi Group Holdings Ltd.	317,900	7,839,771

Food & Staples Retailing - 1.6%
Delhaize Group SA	135,534	5,234,519
Koninklijke Ahold NV	908,200	11,374,810

		16,609,329

Food Products - 0.5%
Nestle SA	92,020	5,806,217

Tobacco - 4.2%
British American Tobacco PLC	297,090	15,265,483
Imperial Tobacco Group PLC	328,360	12,164,604

Company	Shares	U.S. $ Value
Japan Tobacco, Inc.	589,600	$17,648,924

		45,079,011

		75,334,328

Industrials - 6.9%
Aerospace & Defense - 1.3%
Safran SA	397,800	14,308,705

Airlines - 0.2%
Cathay Pacific Airways Ltd.	1,427,000	2,309,356

Building Products - 1.1%
Asahi Glass Co., Ltd.	1,829,000	12,167,292

Commercial Services & Supplies - 0.2%
Downer EDI Ltd. (a)	677,480	2,508,054

Construction & Engineering - 1.2%
Bouygues SA	505,785	12,299,291

Electrical Equipment - 0.9%
Sumitomo Electric Industries Ltd.	922,600	9,757,091

Industrial Conglomerates - 0.4%
Jardine Matheson Holdings Ltd.	73,600	4,178,086

Machinery - 0.3%
IHI Corp.	1,157,000	2,576,852

Road & Rail - 0.3%
East Japan Railway Co. (b)	44,600	2,950,962

Trading Companies & Distributors - 1.0%
Mitsubishi Corp. (b)	398,900	7,225,216
Mitsui & Co., Ltd. (b)	252,200	3,538,282

		10,763,498

		73,819,187

Information Technology - 5.9%
Computers & Peripherals - 1.3%
Fujitsu Ltd.	2,530,000	9,498,182
Wistron Corp.	3,742,788	4,481,562

		13,979,744

Electronic Equipment, Instruments & Components - 1.2%
Hon Hai Precision Industry Co., Ltd.	906,000	2,836,726
LG Display Co., Ltd. (a)	398,560	10,085,858

		12,922,584

Office Electronics - 0.8%
Konica Minolta Holdings, Inc.	1,134,000	8,723,506

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Semiconductor Engineering, Inc.	6,862,043	5,250,775
GCL-Poly Energy Holdings Ltd. (b)	15,868,000	2,410,909
SK Hynix, Inc. (a)	279,050	5,671,118
Sumco Corp. (a)	404,400	2,722,409

Company	Shares	U.S. $ Value
Tokyo Electron Ltd.	158,500	$6,752,101

		22,807,312

Software - 0.4%
Nintendo Co., Ltd.	34,600	4,394,992

		62,828,138

Utilities - 4.3%
Electric Utilities - 1.6%
EDP - Energias de Portugal SA	3,202,830	8,799,324
Electricite de France SA	420,410	8,790,708

		17,590,032

Multi-Utilities - 2.7%
E.ON AG	532,810	12,661,121
National Grid PLC	804,450	8,873,771
Veolia Environnement SA	668,030	7,187,365

		28,722,257

		46,312,289

Total Common Stocks (cost $1,095,982,872)		1,059,204,093

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.0%
Time Deposit - 0.0%
State Street Time Deposit
0.01%, 10/01/12 (cost $315,214)	$315	315,214

Total Investments Before Security Lending Collateral for Securities Loaned - 98.6% (cost $1,096,298,086)		1,059,519,307

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 6.6%
Investment Companies - 6.6%
AllianceBernstein Exchange Reserves-Class I, 0.17% (c) (cost $71,501,838)	71,501,838	71,501,838

U.S. $ Value
Total Investments - 105.2%
(cost $1,167,799,924) (d)	$1,131,021,145
Other assets less liabilities - (5.2)% (e)	(56,117,275)

Net Assets - 100.0%	$1,074,903,870

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	346	December 2012	11,334,130	$10,915,598	(418,532)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC
Wholesale	USD	4,169	JPY	329,140	10/15/12	$48,989
BNP Paribas SA	USD	49,507	SEK	348,586	10/15/12	3,540,154
BNP Paribas SA	USD	3,169	SEK	20,691	1/15/13	(29,152)
Citibank NA	GBP	1,982	USD	3,158	10/15/12	(42,324)
Citibank NA	JPY	4,024,859	USD	50,832	10/15/12	(747,790)
Credit Suisse London
Branch (GFX)	JPY	3,949,883	USD	50,054	10/15/12	(565,455)
Credit Suisse London
Branch (GFX)	USD	97,080	EUR	74,455	10/15/12	(1,389,460)
Credit Suisse London
Branch (GFX)	USD	13,774	NOK	84,289	10/15/12	931,742
Deutsche Bank AG London	EUR	23,873	USD	29,858	10/15/12	(823,935)
Deutsche Bank AG London	USD	4,080	CAD	4,113	10/15/12	102,284
Deutsche Bank AG London	USD	38,548	NOK	235,762	10/15/12	2,585,672
Goldman Sachs Capital
Markets LP	GBP	39,840	USD	63,693	10/15/12	(637,734)
HSBC BankUSA	USD	5,268	GBP	3,356	10/15/12	150,672
HSBC BankUSA	USD	5,995	JPY	475,844	10/15/12	102,598
JPMorgan Chase Bank, NA	EUR	68,800	USD	84,806	10/15/12	(3,617,040)
JPMorgan Chase Bank, NA	NOK	15,302	USD	2,612	10/15/12	(57,388)
Royal Bank of Canada	CAD	26,743	USD	26,123	10/15/12	(1,071,377)
Royal Bank of Canada	USD	4,837	CAD	4,864	10/15/12	108,718
Royal Bank of Canada	JPY	2,919,232	USD	37,218	1/15/13	(230,455)
Royal Bank of Scotland PLC	EUR	10,120	USD	12,752	10/15/12	(254,450)
Royal Bank of Scotland PLC	GBP	11,206	USD	17,498	10/15/12	(596,679)
Royal Bank of Scotland PLC	USD	58,890	AUD	56,737	10/15/12	(98,719)
Royal Bank of Scotland PLC	USD	99,020	GBP	63,896	10/15/12	4,155,566
Royal Bank of Scotland PLC	USD	2,917	NOK	16,720	1/15/13	(9,558)
Standard Chartered Bank	AUD	44,479	USD	44,866	10/15/12	(1,223,175)
State Street Bank & Trust Co.	EUR	12,663	USD	15,597	10/15/12	(678,105)
State Street Bank & Trust Co.	USD	6,305	EUR	5,001	10/15/12	122,791
UBS AG	AUD	30,372	USD	31,555	10/15/12	83,514
UBS AG	USD	30,087	EUR	24,170	10/15/12	976,547

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
UBS AG	CHF	14,732	USD	15,897	1/15/13	$203,431
Westpac Banking Corp.	USD	34,522	AUD	33,605	10/15/12	299,154
Westpac Banking Corp.	USD	21,277	JPY	1,681,261	10/15/12	268,672

						$1,607,708

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7- day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $89,501,941 and gross unrealized depreciation of investments was $(126,280,720), resulting in net unrealized depreciation of $(36,778,779).
(e)	An amount of U.S. $834,390 has been segregated to collateralize margin requirements for the open futures contracts at September 30, 2012.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

AllianceBernstein Variable Products Series Fund

International Value Portfolio

COUNTRY BREAKDOWN *

September 30, 2012 (unaudited)

24.5%	United Kingdom
23.9%	Japan
8.8%	France
6.0%	Switzerland
5.7%	Germany
4.8%	Australia
4.8%	Netherlands
4.3%	Brazil
3.0%	Italy
2.8%	South Korea
1.9%	Canada
1.7%	Hong Kong
1.4%	Russia
6.4%	Other
0.0%	Short-Term

100.0%	Total Investments

*	All data are as of September 30, 2012. The Portfolio’s country breakdowns are expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Belgium, China, Mexico, Norway, Poland, Portugal, Singapore, South Africa, Taiwan and Turkey.

AllianceBernstein Variable Products Series Fund

International Value Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$12,778,359		$217,562,575		$	– 0	–	$230,340,934
Consumer Discretionary	7,268,773		143,067,019			– 0	–	150,335,792
Energy	– 0	–	143,282,084			– 0	–	143,282,084
Materials	13,090,231		87,461,300			– 0	–	100,551,531
Health Care	– 0	–	93,550,599			– 0	–	93,550,599
Telecommunication Services	3,264,970		79,584,241			– 0	–	82,849,211
Consumer Staples	– 0	–	75,334,328			– 0	–	75,334,328
Industrials	– 0	–	73,819,187			– 0	–	73,819,187
Information Technology	– 0	–	62,828,138			– 0	–	62,828,138
Utilities	– 0	–	46,312,289			– 0	–	46,312,289
Short-Term Investments	– 0	–	315,214			– 0	–	315,214
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	71,501,838		– 0	–		– 0	–	71,501,838

Total Investments in Securities	107,904,171		1,023,116,974+			– 0	–	1,131,021,145
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts	– 0	–	13,680,504			– 0	–	13,680,504
Liabilities:
Futures Contracts	(418,532)		– 0	–		– 0	–	(418,532)
Forward Currency Exchange Contracts	– 0	–	(12,072,796)			– 0	–	(12,072,796)

Total^	$107,485,639		$1,024,724,682		$	– 0	–	$1,132,210,321

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.3%
Technology - 31.9%
Communications Technology - 1.2%
QUALCOMM, Inc.	69,130	$4,319,934

Computer Services, Software & Systems - 19.7%
ANSYS, Inc. (a)	81,112	5,953,621
Citrix Systems, Inc. (a)	111,320	8,523,772
Cognizant Technology Solutions Corp.-Class A (a)	151,060	10,562,115
F5 Networks, Inc. (a)	57,260	5,995,122
Google, Inc.-Class A (a)	20,760	15,663,420
Intuit, Inc.	83,770	4,932,378
LinkedIn Corp. (a)	19,100	2,299,640
Oracle Corp.	204,410	6,436,871
Rackspace Hosting, Inc. (a)	41,830	2,764,545
Red Hat, Inc. (a)	80,370	4,576,268
TIBCO Software, Inc. (a)	185,432	5,605,609

		73,313,361

Computer Technology - 9.8%
Apple, Inc.	49,805	33,232,884
EMC Corp./MA (a)	115,463	3,148,676

		36,381,560

Semiconductors & Component - 1.2%
Broadcom Corp.-Class A (a)	74,394	2,572,545
Xilinx, Inc.	62,850	2,099,818

		4,672,363

		118,687,218

Consumer Discretionary - 19.4%
Cable Television Services - 1.9%
Comcast Corp.-Class A	193,880	6,935,088

Casinos & Gambling - 0.8%
Las Vegas Sands Corp.	66,040	3,062,275

Consumer Services: Misc. - 1.7%
eBay, Inc. (a)	130,010	6,293,784

Cosmetics - 1.4%
Estee Lauder Cos., Inc. (The)-Class A	86,020	5,296,251

Diversified Media - 0.8%
Discovery Communications, Inc.-Class A (a)	50,518	3,012,388

Diversified Retail - 1.4%
Dollar General Corp. (a)	104,702	5,396,341

Entertainment - 3.3%
Walt Disney Co. (The)	232,330	12,146,212

Leisure Time - 1.3%
priceline.com, Inc. (a)	7,620	4,714,723

Recreational Vehicles & Boats - 0.6%
Harley-Davidson, Inc.	56,230	2,382,465

Company	Shares	U.S. $ Value
Restaurants - 2.3%
Chipotle Mexican Grill, Inc.-Class A (a)	15,220	$4,832,959
Starbucks Corp.	69,775	3,541,081

		8,374,040

Specialty Retail - 0.7%
O’Reilly Automotive, Inc. (a)	31,330	2,619,815

Textiles, Apparel & Shoes - 3.2%
Coach, Inc.	105,740	5,923,555
VF Corp.	36,540	5,823,014

		11,746,569

		71,979,951

Health Care - 13.7%
Biotechnology - 2.8%
Biogen Idec, Inc. (a)	39,804	5,939,951
Celgene Corp. (a)	61,310	4,684,084

		10,624,035

Health Care Management Services - 3.4%
UnitedHealth Group, Inc.	226,582	12,554,909

Health Care Services - 1.1%
McKesson Corp.	48,340	4,158,690

Medical Equipment - 2.8%
IDEXX Laboratories, Inc. (a)	62,280	6,187,518
Illumina, Inc. (a)(b)	30,595	1,474,679
Intuitive Surgical, Inc. (a)	5,370	2,661,533

		10,323,730

Pharmaceuticals - 3.6%
Allergan, Inc./United States	73,876	6,765,564
Gilead Sciences, Inc. (a)	76,860	5,098,124
Perrigo Co.	12,650	1,469,550

		13,333,238

		50,994,602

Energy - 8.8%
Oil Well Equipment & Services - 6.9%
FMC Technologies, Inc. (a)	55,235	2,557,381
National Oilwell Varco, Inc.	67,780	5,429,856
Oceaneering International, Inc.	90,066	4,976,146
Schlumberger Ltd.	174,905	12,650,879

		25,614,262

Oil: Crude Producers - 1.9%
EOG Resources, Inc.	23,825	2,669,591
Noble Energy, Inc.	47,127	4,369,144

		7,038,735

		32,652,997

Company	Shares	U.S. $ Value
Producer Durables - 8.6%
Aerospace - 1.6%
Boeing Co. (The)	88,710	$6,175,990

Diversified Manufacturing Operations - 2.9%
Danaher Corp.	149,172	8,226,836
Dover Corp.	45,170	2,687,163

		10,913,999

Scientific Instruments: Control & Filter - 2.0%
Flowserve Corp.	19,491	2,489,780
Rockwell Automation, Inc.	29,915	2,080,588
Roper Industries, Inc.	25,240	2,773,624

		7,343,992

Scientific Instruments: Electrical - 2.1%
AMETEK, Inc.	81,746	2,897,896
Emerson Electric Co.	99,570	4,806,244

		7,704,140

		32,138,121

Financial Services - 5.2%
Asset Management & Custodian - 1.0%
Affiliated Managers Group, Inc. (a)	31,320	3,852,360

Diversified Financial Services - 0.6%
Blackstone Group LP	144,054	2,057,091

Financial Data & Systems - 1.5%
Visa, Inc.-Class A	42,110	5,654,531

Securities Brokerage & Services - 2.1%
IntercontinentalExchange, Inc. (a)	58,371	7,787,275

		19,351,257

Consumer Staples - 5.0%
Foods - 1.4%
Hershey Co. (The)	74,600	5,288,394

Tobacco - 3.6%
Philip Morris International, Inc.	149,981	13,489,291

		18,777,685

Materials & Processing - 3.7%
Fertilizers - 1.4%
Monsanto Co.	56,294	5,123,880

Metal Fabricating - 2.3%
Precision Castparts Corp.	51,950	8,485,513

		13,609,393

Total Common Stocks (cost $314,207,674)		358,191,224

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 4.6%
Time Deposit - 4.6%
State Street Time Deposit, 0.01%, 10/01/12 (cost $16,967,567)	$16,968	$16,967,567

Total Investments Before Security Lending Collateral for Securities Loaned - 100.9% (cost $331,175,241)		375,158,791

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves-Class I,
0.17%(c) (cost $1,468,560)	1,468,560	1,468,560

Total Investments - 101.3% (cost $332,643,801) (d)		376,627,351
Other assets less liabilities - (1.3)%		(4,677,686)

Net Assets - 100.0%		$371,949,665

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,543,998 and gross unrealized depreciation of investments was $(3,560,448), resulting in net unrealized appreciation of $43,983,550.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

AllianceBernstein Variable Products Series Fund

Large Cap Growth Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$358,191,224		$	– 0	–	$	– 0	–	$358,191,224
Short-Term Investments	– 0	–		16,967,567			– 0	–	16,967,567
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	1,468,560			– 0	–		– 0	–	1,468,560

Total Investments in Securities	359,659,784			16,967,567			– 0	–	376,627,351
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$359,659,784			$16,967,567		$	– 0	–	$376,627,351

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Equity: Other - 34.1%
Diversified/Specialty - 19.9%
American Tower Corp.	65,310	$4,662,481
Digital Realty Trust, Inc.	8,370	584,645
Duke Realty Corp.	75,380	1,108,086
Lexington Realty Trust (a)	95,900	926,394
Plum Creek Timber Co., Inc.	26,980	1,182,803
Rayonier, Inc.	21,850	1,070,869
Select Income REIT	34,310	844,712
Spirit Realty Capital, Inc. (b)	74,674	1,157,447
Vornado Realty Trust	20,860	1,690,703
Weyerhaeuser Co.	117,560	3,073,018

		16,301,158

Health Care - 11.3%
HCP, Inc.	52,460	2,333,421
Health Care REIT, Inc.	34,841	2,012,068
LTC Properties, Inc.	16,900	538,265
Medical Properties Trust, Inc.	21,810	227,914
Omega Healthcare Investors, Inc.	18,520	420,960
Senior Housing Properties Trust	28,700	625,086
Ventas, Inc.	48,890	3,043,402

		9,201,116

Triple Net - 2.9%
Entertainment Properties Trust	16,890	750,423
National Retail Properties, Inc.	29,350	895,175
Realty Income Corp. (a)	18,200	744,198

		2,389,796

		27,892,070

Retail - 23.8%
Regional Mall - 14.5%
CBL & Associates Properties, Inc.	26,932	574,729
General Growth Properties, Inc.	118,170	2,301,951
Glimcher Realty Trust	61,898	654,262
Macerich Co. (The)	7,890	451,545
Pennsylvania Real Estate Investment Trust	12,940	205,228
Simon Property Group, Inc.	50,490	7,664,887

		11,852,602

Shopping Center/Other Retail - 9.3%
American Realty Capital Trust, Inc.	100,660	1,180,742
DDR Corp. (a)	33,903	520,750
Federal Realty Investment Trust	3,050	321,165
Inland Real Estate Corp.	28,210	232,733
Kimco Realty Corp.	46,020	932,825
Regency Centers Corp.	27,470	1,338,613
Retail Opportunity Investments Corp. (a)	75,466	971,247
Tanger Factory Outlet Centers	28,650	926,255
Weingarten Realty Investors	42,130	1,184,274

		7,608,604

		19,461,206

Company	Shares	U.S. $ Value
Residential - 17.3%
Multi-Family - 10.4%
Associated Estates Realty Corp.	49,380	$748,601
AvalonBay Communities, Inc.	10,670	1,451,013
BRE Properties, Inc.	13,590	637,235
Camden Property Trust	7,645	493,026
Equity Residential	35,490	2,041,740
Essex Property Trust, Inc.	6,050	896,852
Home Properties, Inc.	6,200	379,874
Mid-America Apartment Communities, Inc.	16,160	1,055,410
Post Properties, Inc.	9,690	464,732
UDR, Inc.	11,820	293,372

		8,461,855

Self Storage - 6.2%
CubeSmart	33,000	424,710
Extra Space Storage, Inc.	41,291	1,372,926
Public Storage	15,590	2,169,660
Sovran Self Storage, Inc.	19,241	1,113,092

		5,080,388

Student Housing - 0.7%
Education Realty Trust, Inc.	53,980	588,382

		14,130,625

Lodging - 10.8%
Lodging - 10.8%
Chesapeake Lodging Trust	40,730	809,305
DiamondRock Hospitality Co.	61,370	590,993
FelCor Lodging Trust, Inc. (b)	180,281	854,532
Host Hotels & Resorts, Inc.	39,690	637,024
Intercontinental Hotels Group PLC	25,300	664,370
LaSalle Hotel Properties	45,297	1,208,977
Pebblebrook Hotel Trust	45,120	1,055,357
RLJ Lodging Trust	60,280	1,139,895
Strategic Hotels & Resorts, Inc. (b)	200,800	1,206,808
Sunstone Hotel Investors, Inc. (b)	58,970	648,670

		8,815,931

Office - 9.7%
Office - 9.7%
Boston Properties, Inc.	17,729	1,961,005
Brandywine Realty Trust	25,310	308,529
Corporate Office Properties Trust	29,080	697,047
Douglas Emmett, Inc.	54,340	1,253,624
Kilroy Realty Corp.	11,674	522,762
Liberty Property Trust (a)	19,860	719,726
Mack-Cali Realty Corp.	29,940	796,404
Parkway Properties, Inc./MD	18,216	243,548
PS Business Parks, Inc.	3,140	209,815
SL Green Realty Corp.	15,240	1,220,267

		7,932,727

Industrials - 3.7%
Industrial Warehouse Distribution - 3.7%
EastGroup Properties, Inc.	11,060	588,392
ProLogis, Inc.	61,842	2,166,325

Company	Shares	U.S. $ Value
STAG Industrial, Inc.	18,140	$294,957

		3,049,674

Total Common Stocks (cost $67,658,796)		81,282,233

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.6%
Time Deposit - 1.6%
State street Time Deposit
0.01%, 10/01/12 (cost $1,282,940)	$1,283	1,282,940

Total Investments Before Security Lending Collateral for Securities Loaned - 101.0% (cost $68,941,736)		82,565,173

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 4.2%
Investment Companies - 4.2%
AllianceBernstein Exchange Reserves-Class I,
0.17% (c) (cost $3,435,417)	3,435,417	3,435,417

Total Investments - 105.2%
(cost $72,377,153) (d)		86,000,590
Other assets less liabilities - (5.2)%		(4,268,749)

Net Assets - 100.0%		$81,731,841

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $13,829,165 and gross unrealized depreciation of investments was $(205,728), resulting in net unrealized appreciation of $13,623,437.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Glossary:

REIT	-	Real Estate Investment Trust

AllianceBernstein Variable Products Series Fund

Real Estate Investment Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Equity: Other	$27,892,070		$	– 0	–	$	– 0	–	$27,892,070
Retail	19,461,206			– 0	–		– 0	–	19,461,206
Residential	14,130,625			– 0	–		– 0	–	14,130,625
Lodging	8,151,561			664,370			– 0	–	8,815,931
Office	7,932,727			– 0	–		– 0	–	7,932,727
Industrials	3,049,674			– 0	–		– 0	–	3,049,674
Short-Term Investments	– 0	–		1,282,940			– 0	–	1,282,940
Investments of Cash Collateral for Security
Loaned in Affiliated Money Market Fund	3,435,417			– 0	–		– 0	–	3,435,417

Total Investments in Securities	84,053,280			1,947,310			– 0	–	86,000,590
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$84,053,280			$1,947,310		$	– 0	–	$86,000,590

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.1%
Industrials - 22.6%
Aerospace & Defense - 2.3%
Hexcel Corp. (a)	32,090	$770,802
Keyw Holding Corp. (The) (a)(b)	48,521	606,512

		1,377,314

Building Products - 0.7%
Simpson Manufacturing Co., Inc.	14,024	401,367

Commercial Services & Supplies - 1.1%
Interface, Inc.	49,970	660,104

Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	39,381	566,299

Electrical Equipment - 1.2%
AMETEK, Inc.	6,520	231,134
Thermon Group Holdings, Inc. (a)	20,258	506,247

		737,381

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	10,230	531,142

Machinery - 8.3%
Actuant Corp.-Class A	21,080	603,310
Chart Industries, Inc. (a)	9,430	696,406
IDEX Corp.	18,585	776,295
Lincoln Electric Holdings, Inc.	14,150	552,558
Middleby Corp. (a)	6,780	784,039
RBC Bearings, Inc. (a)	13,369	643,049
Robbins & Myers, Inc.	2,055	122,478
Valmont Industries, Inc.	6,021	791,761

		4,969,896

Marine - 1.2%
Kirby Corp. (a)	13,374	739,315

Professional Services - 3.0%
Advisory Board Co. (The) (a)	16,431	785,895
RPX Corp. (a)	11,211	125,675
TrueBlue, Inc. (a)	53,713	844,368

		1,755,938

Road & Rail - 1.5%
Genesee & Wyoming, Inc.-Class A (a)	13,544	905,552

Trading Companies & Distributors - 1.4%
United Rentals, Inc. (a)	25,460	832,796

		13,477,104

Consumer Discretionary - 22.4%
Distributors - 1.0%
LKQ Corp. (a)	32,070	593,295

Company	Shares	U.S. $ Value
Diversified Consumer Services - 1.4%
Grand Canyon Education, Inc. (a)	36,593	$861,033

Hotels, Restaurants & Leisure - 4.7%
BJ’s Restaurants, Inc. (a)	10,725	486,379
Life Time Fitness, Inc. (a)	20,280	927,607
Orient-Express Hotels Ltd.-Class A (a)	58,850	523,765
Panera Bread Co.-Class A (a)	5,090	869,830

		2,807,581

Household Durables - 0.9%
Skullcandy, Inc. (a)(b)	38,042	523,078

Media - 2.0%
National CineMedia, Inc.	41,280	675,754
Pandora Media, Inc. (a)(b)	47,380	518,811

		1,194,565

Specialty Retail - 12.4%
Cabela’s, Inc. (a)	15,395	841,798
Dick’s Sporting Goods, Inc.	14,480	750,788
Five Below, Inc. (a)(b)	5,340	208,687
Francesca’s Holdings Corp. (a)	25,518	784,168
Hibbett Sports, Inc. (a)	14,975	890,264
Lumber Liquidators Holdings, Inc. (a)(b)	16,210	821,523
Select Comfort Corp. (a)	28,485	898,702
Ulta Salon Cosmetics & Fragrance, Inc.	7,720	743,475
Vitamin Shoppe, Inc. (a)	13,600	793,152
Zumiez, Inc. (a)(b)	24,210	671,343

		7,403,900

		13,383,452

Information Technology - 22.0%
Communications Equipment - 2.1%
Ciena Corp. (a)	47,792	649,971
Netgear, Inc. (a)	15,290	583,161

		1,233,132

Internet Software & Services - 5.4%
Bazaarvoice, Inc. (a)(b)	36,163	547,870
CoStar Group, Inc. (a)	11,446	933,307
DealerTrack Holdings, Inc. (a)	29,811	830,236
Demandware, Inc. (a)(b)	16,220	514,985
ExactTarget, Inc. (a)(b)	15,324	371,147

		3,197,545

Semiconductors & Semiconductor Equipment - 5.8%
Cirrus Logic, Inc. (a)	6,970	267,578
Fairchild Semiconductor International, Inc. (a)	43,979	577,005
Mellanox Technologies Ltd. (a)(b)	5,318	539,937
Semtech Corp. (a)	29,900	751,985

Company	Shares	U.S. $ Value
Teradyne, Inc. (a)	46,020	$654,404
Veeco Instruments, Inc. (a)(b)	22,565	677,401

		3,468,310

Software - 8.7%
Aspen Technology, Inc. (a)	38,465	994,320
BroadSoft, Inc. (a)(b)	17,480	717,030
Cadence Design Systems, Inc. (a)	70,510	907,111
Fortinet, Inc. (a)	20,313	490,356
Guidewire Software, Inc. (a)	21,010	652,360
MICROS Systems, Inc. (a)	8,784	431,470
SolarWinds, Inc. (a)	12,794	713,138
TIBCO Software, Inc. (a)	10,110	305,625

		5,211,410

		13,110,397

Health Care - 18.5%
Biotechnology - 3.6%
Achillion Pharmaceuticals, Inc. (a)	27,670	288,045
Amarin Corp. PLC (ADR) (a)(b)	16,958	213,671
Ariad Pharmaceuticals, Inc. (a)	11,760	284,886
Cepheid, Inc. (a)	6,592	227,490
Onyx Pharmaceuticals, Inc. (a)	6,310	533,195
Pharmacyclics, Inc. (a)	2,560	165,120
Synageva BioPharma Corp. (a)	4,695	250,854
TESARO, Inc. (a)	13,410	190,824

		2,154,085

Health Care Equipment & Supplies - 3.7%
HeartWare International, Inc. (a)(b)	7,280	687,887
Sirona Dental Systems, Inc. (a)	13,114	746,973
Volcano Corp. (a)	26,124	746,363

		2,181,223

Health Care Providers & Services - 7.3%
AMERIGROUP Corp. (a)	7,617	696,422
Catamaran Corp. (a)	5,111	500,725
HMS Holdings Corp. (a)	22,565	754,348
IPC The Hospitalist Co., Inc. (a)	11,238	513,577
Mednax, Inc. (a)	8,117	604,311
Team Health Holdings, Inc. (a)	23,439	635,900
WellCare Health Plans, Inc. (a)	11,750	664,462

		4,369,745

Health Care Technology - 0.5%
Vocera Communications, Inc. (a)	9,659	298,560

Pharmaceuticals - 3.4%
Akorn, Inc. (a)	47,545	628,545
Impax Laboratories, Inc. (a)	15,850	411,466

Company	Shares	U.S. $ Value
Jazz Pharmaceuticals PLC (a)	6,840	$389,948
MAP Pharmaceuticals, Inc. (a)	18,610	289,758
Optimer Pharmaceuticals, Inc. (a)(b)	20,246	285,873

		2,005,590

		11,009,203

Energy - 6.1%
Energy Equipment & Services - 3.5%
Dril-Quip, Inc.(a)	3,250	233,610
Forum Energy Technologies, Inc. (a)(b)	11,460	278,707
Oceaneering International, Inc.	13,105	724,052
Oil States International, Inc. (a)	8,707	691,858
Superior Energy Services, Inc. (a)	8,187	167,997

		2,096,224

Oil, Gas & Consumable Fuels - 2.6%
Laredo Petroleum Holdings, Inc. (a)(b)	17,350	381,353
Matador Resources Co. (a)	41,320	429,315
Oasis Petroleum, Inc. (a)	19,805	583,653
SM Energy Co.	2,388	129,215

		1,523,536

		3,619,760

Financials - 4.5%
Capital Markets - 2.3%
Affiliated Managers Group, Inc. (a)	6,230	766,290
Stifel Financial Corp. (a)	19,136	642,970

		1,409,260

Commercial Banks - 2.2%
Iberiabank Corp.	12,629	578,408
Signature Bank/New York NY (a)	10,776	722,854

		1,301,262

		2,710,522

Materials - 1.2%
Chemicals - 1.2%
PolyOne Corp.	42,130	698,094

Consumer Staples - 0.8%
Food & Staples Retailing - 0.8%
Chefs’ Warehouse, Inc. (The) (a)	30,946	506,895

Total Common Stocks (cost $49,076,658)		58,515,427

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 1.9%
Time Deposit - 1.9%
State Street Time Deposit 0.01%, 10/01/12 (cost $1,162,204)	$1,162	$1,162,204

Total Investments Before Security Lending Collateral for Securities Loaned - 100.0% (cost $50,238,862)		59,677,631

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 7.6%
Investment Companies - 7.6%
AllianceBernstein Exchange Reserves-Class I, 0.17% (c) (cost $4,522,014)	4,522,014	4,522,014

Total Investments - 107.6%
(cost $54,760,876) (d)		64,199,645
Other assets less liabilities - (7.6)%		(4,528,412)

Net Assets - 100.0%		$59,671,233

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,168,746 and gross unrealized depreciation of investments was $(729,977), resulting in net unrealized appreciation of $9,438,769.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small Cap Growth Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$58,515,427		$	– 0	–	$	– 0	–	$58,515,427
Short-Term Investments	– 0	–		1,162,204			– 0	–	1,162,204
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	4,522,014			– 0	–		– 0	–	4,522,014

Total Investments in Securities	63,037,441			1,162,204			– 0	–	64,199,645
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$63,037,441			$1,162,204		$	– 0	–	$64,199,645

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 30.5%
Capital Markets - 1.2%
Legg Mason, Inc.	248,550	$6,134,214

Commercial Banks - 10.4%
Associated Banc - Corp	420,960	5,544,043
CapitalSource, Inc.	967,970	7,337,213
Comerica, Inc.	208,610	6,477,340
First Niagara Financial Group, Inc.	661,510	5,351,616
Huntington Bancshares, Inc./OH	991,590	6,841,971
Popular, Inc. (a)	218,260	3,804,272
Susquehanna Bancshares, Inc.	521,554	5,455,455
Webster Financial Corp.	142,040	3,366,348
Zions Bancorporation	334,990	6,919,218

		51,097,476

Insurance - 9.2%
Amtrust Financial Services, Inc. (b)	97,004	2,485,242
Aspen Insurance Holdings Ltd.	227,910	6,948,976
Fidelity National Financial, Inc.-Class A	338,140	7,232,815
Platinum Underwriters Holdings Ltd.	151,670	6,198,753
Reinsurance Group of America, Inc.-Class A	112,830	6,529,472
Torchmark Corp.	123,650	6,349,428
Unum Group	248,420	4,774,632
Validus Holdings Ltd.	134,270	4,553,096

		45,072,414

Real Estate Investment Trusts (REITs) - 8.9%
BioMed Realty Trust, Inc.	341,800	6,398,496
BRE Properties, Inc.	46,780	2,193,514
Camden Property Trust	78,860	5,085,681
DiamondRock Hospitality Co.	417,820	4,023,607
Entertainment Properties Trust	138,950	6,173,549
Glimcher Realty Trust	531,010	5,612,776
Home Properties, Inc.	56,212	3,444,109
Mid-America Apartment Communities, Inc.	82,400	5,381,544
Plum Creek Timber Co., Inc.	119,460	5,237,126
RLJ Lodging Trust	26,220	495,820

		44,046,222

Thrifts & Mortgage Finance - 0.8%
Washington Federal, Inc.	237,530	3,962,001

		150,312,327

Consumer Discretionary - 18.3%
Auto Components - 2.9%
Dana Holding Corp.	269,820	3,318,786
Lear Corp.	161,920	6,118,957
TRW Automotive Holdings Corp. (a)	114,230	4,992,993

		14,430,736

Hotels, Restaurants & Leisure - 2.6%
MGM Resorts International (a)	584,100	6,279,075
Royal Caribbean Cruises Ltd.	210,800	6,368,268

		12,647,343

Company	Shares	U.S. $ Value
Household Durables - 4.6%
Meritage Homes Corp. (a)	132,910	$5,054,567
Newell Rubbermaid, Inc.	357,680	6,828,111
NVR, Inc. (a)	6,735	5,687,708
PulteGroup, Inc. (a)	342,570	5,309,835

		22,880,221

Media - 1.2%
Gannett Co., Inc.	342,140	6,072,985

Specialty Retail - 5.8%
ANN, Inc. (a)	159,731	6,026,651
Childrens Place Retail Stores, Inc. (The) (a)	102,020	6,121,200
Express, Inc. (a)	286,850	4,251,117
GameStop Corp.-Class A (b)	156,350	3,283,350
Men’s Wearhouse, Inc. (The)	157,280	5,415,150
Office Depot, Inc. (a)	1,360,860	3,483,802

		28,581,270

Textiles, Apparel & Luxury Goods - 1.2%
Jones Group, Inc. (The)	441,710	5,684,808

		90,297,363

Information Technology - 15.9%
Communications Equipment - 0.7%
Harris Corp.	62,650	3,208,933

Electronic Equipment, Instruments & Components - 8.4%
Anixter International, Inc.	50,620	2,908,625
Arrow Electronics, Inc. (a)	167,690	5,652,830
AU Optronics Corp. (Sponsored ADR) (a)	1,039,032	3,615,831
Avnet, Inc. (a)	183,620	5,341,506
Flextronics International Ltd. (a)	671,360	4,028,160
Ingram Micro, Inc. - Class A (a)	241,530	3,678,502
Insight Enterprises, Inc. (a)	306,654	5,360,312
TTM Technologies, Inc. (a)	532,092	5,017,628
Vishay Intertechnology, Inc. (a)	569,950	5,602,608

		41,206,002

IT Services - 2.3%
Amdocs Ltd.	203,140	6,701,588
Convergys Corp.	308,770	4,838,426

		11,540,014

Semiconductors & Semiconductor Equipment - 4.5%
Amkor Technology, Inc. (a)(b)	625,070	2,750,308
Entegris, Inc. (a)	611,200	4,969,056
Lam Research Corp. (a)	165,900	5,273,132
Micron Technology, Inc. (a)	827,710	4,953,844
MKS Instruments, Inc.	165,708	4,223,897

		22,170,237

		78,125,186

Company	Shares	U.S. $ Value
Industrials - 11.1%
Building Products - 1.4%
Fortune Brands Home & Security, Inc. (a)	262,020	$7,077,160

Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	155,880	4,960,102

Construction & Engineering - 0.6%
Tutor Perini Corp. (a)	249,460	2,853,822

Electrical Equipment - 2.0%
EnerSys, Inc. (a)	87,670	3,093,875
General Cable Corp. (a)	229,340	6,738,009

		9,831,884

Machinery - 2.5%
Kennametal, Inc.	105,790	3,922,693
Sauer-Danfoss, Inc.	66,848	2,687,958
Timken Co.	154,330	5,734,903

		12,345,554

Road & Rail - 2.5%
Avis Budget Group, Inc. (a)	287,910	4,428,056
Con-way, Inc.	144,800	3,963,176
Hertz Global Holdings, Inc. (a)	280,250	3,847,832

		12,239,064

Trading Companies & Distributors - 1.1%
Aircastle Ltd.	463,290	5,249,076

		54,556,662

Utilities - 7.8%
Electric Utilities - 5.0%
Great Plains Energy, Inc.	273,420	6,086,329
NV Energy, Inc.	341,190	6,144,832
PNM Resources, Inc.	302,690	6,365,571
Portland General Electric Co.	214,960	5,812,518

		24,409,250

Gas Utilities - 2.8%
Atmos Energy Corp.	187,850	6,723,152
UGI Corp.	220,870	7,012,622

		13,735,774

		38,145,024

Energy - 6.5%
Energy Equipment & Services - 2.6%
Bristow Group, Inc.	132,540	6,699,897
Helmerich & Payne, Inc.	133,720	6,366,409

		13,066,306

Oil, Gas & Consumable Fuels - 3.9%
Cimarex Energy Co.	99,090	5,801,720
Plains Exploration & Production Co. (a)	115,530	4,328,909
Stone Energy Corp. (a)	170,810	4,290,747

Company	Shares	U.S. $ Value
Teekay Corp.	147,090	$4,589,208

		19,010,584

		32,076,890

Consumer Staples - 3.9%
Beverages - 1.4%
Constellation Brands, Inc.-Class A (a)	205,545	6,649,381

Food Products - 2.5%
Dole Food Co., Inc. (a)(b)	432,570	6,068,957
Tyson Foods, Inc.-Class A	390,920	6,262,538

		12,331,495

		18,980,876

Materials - 3.3%
Chemicals - 0.5%
Ferro Corp. (a)	689,230	2,364,059

Metals & Mining - 2.8%
Commercial Metals Co.	339,090	4,475,988
Reliance Steel & Aluminum Co.	101,985	5,338,915
Steel Dynamics, Inc. (b)	354,680	3,983,056

		13,797,959

		16,162,018

Health Care - 2.3%
Health Care Providers & Services - 2.3%
Health Net, Inc. (a)	176,210	3,966,487
LifePoint Hospitals, Inc. (a)	175,805	7,520,938

		11,487,425

Total Common Stocks (cost $465,154,282)		490,143,771

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.2%
Time Deposit - 0.2%
State Street Time Deposit 0.01%, 10/01/12 (cost $769,211)	$769	769,211

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.8%
(cost $465,923,493)		$490,912,982

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 2.8%
Investment Companies - 2.8%
AllianceBernstein Exchange Reserves-Class I, 0.17% (c)
(cost $13,826,841)	13,826,841	13,826,841

Total Investments - 102.6%
(cost $479,750,334) (d)		504,739,823
Other assets less liabilities - (2.6)%		(12,717,038)

Net Assets - 100.0%		$492,022,785

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,649,932 and gross unrealized depreciation of investments was $(33,660,443), resulting in net unrealized appreciation of $24,989,489.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Small/Mid Cap Value Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$490,143,771		$	– 0	–	$	– 0	–	$490,143,771
Short-Term Investments	– 0	–		769,211			– 0	–	769,211
Investments of Cash Collateral for Security
Loaned in Affiliated Money Market Fund	13,826,841			– 0	–		– 0	–	13,826,841

Total Investments in Securities	503,970,612			769,211			– 0	–	504,739,823
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$503,970,612			$769,211		$	– 0	–	$504,739,823

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

AllianceBernstein Variable Products Series Fund

Value Portfolio

Portfolio of Investments

September 30, 2012 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 19.4%
Capital Markets - 1.7%
Morgan Stanley	95,100	$1,591,974
State Street Corp.	31,900	1,338,524

		2,930,498

Commercial Banks - 6.3%
BB&T Corp.	32,000	1,061,120
CIT Group, Inc. (a)	66,900	2,635,191
KeyCorp	24,700	215,878
PNC Financial Services Group, Inc.	10,200	643,620
Regions Financial Corp.	36,700	264,607
Wells Fargo & Co.	163,700	5,652,561

		10,472,977

Consumer Finance - 1.1%
Discover Financial Services	44,800	1,779,904

Diversified Financial Services - 6.5%
Bank of America Corp.	239,100	2,111,253
Citigroup, Inc.	145,300	4,754,216
JPMorgan Chase & Co.	87,500	3,542,000
Leucadia National Corp.	20,400	464,100

		10,871,569

Insurance - 3.8%
Berkshire Hathaway, Inc. (a)	11,900	1,049,580
Chubb Corp. (The)	15,500	1,182,340
Fidelity National Financial, Inc.-Class A	45,900	981,801
Reinsurance Group of America, Inc.-Class A	17,600	1,018,512
Torchmark Corp.	18,100	929,435
Travelers Cos., Inc. (The)	10,300	703,078
Validus Holdings Ltd.	15,300	518,823

		6,383,569

		32,438,517

Consumer Discretionary - 18.2%
Auto Components - 1.8%
Lear Corp.	32,600	1,231,954
Magna International, Inc. (New York)-Class A	19,400	839,244
TRW Automotive Holdings Corp. (a)	22,200	970,362

		3,041,560

Automobiles - 1.8%
Ford Motor Co.	121,900	1,201,934
General Motors Co. (a)	82,025	1,866,069

		3,068,003

Diversified Consumer Services - 0.7%
Apollo Group, Inc.-Class A (a)	39,200	1,138,760

Hotels, Restaurants & Leisure - 1.1%
MGM Resorts International (a)	176,200	1,894,150

Company	Shares	U.S. $ Value
Household Durables - 0.9%
PulteGroup Inc. (a)	95,700	$1,483,350

Media - 8.1%
CBS Corp.-Class B	49,000	1,780,170
Comcast Corp.-Class A	62,300	2,228,471
DIRECTV (a)	26,100	1,369,206
Gannett Co., Inc.	61,000	1,082,750
McGraw-Hill Cos., Inc. (The)	33,200	1,812,388
News Corp.-Class A	64,400	1,579,732
Time Warner Cable, Inc.-Class A	19,400	1,844,164
Viacom, Inc.-Class B	34,300	1,838,137

		13,535,018

Multiline Retail - 1.2%
Macy’s, Inc.	52,000	1,956,240

Specialty Retail - 2.6%
GameStop Corp.-Class A (b)	24,700	518,700
Home Depot, Inc. (The)	15,900	959,883
Lowe’s Cos., Inc.	34,500	1,043,280
Staples, Inc. (b)	16,400	188,928
TJX Cos., Inc.	36,900	1,652,751

		4,363,542

		30,480,623

Health Care - 16.1%
Biotechnology - 0.8%
Gilead Sciences, Inc. (a)	12,600	835,758
Vertex Pharmaceuticals, Inc. (a)	7,400	414,030

		1,249,788

Health Care Providers & Services - 4.2%
Aetna, Inc.	12,200	483,120
Health Net, Inc. (a)	28,800	648,288
UnitedHealth Group, Inc.	52,500	2,909,025
WellPoint, Inc.	51,700	2,999,117

		7,039,550

Pharmaceuticals - 11.1%
AstraZeneca PLC (Sponsored ADR)	55,200	2,641,872
Johnson & Johnson	50,700	3,493,737
Merck & Co., Inc.	104,300	4,703,930
Pfizer, Inc.	273,700	6,801,445
Roche Holding AG (Sponsored ADR)	20,500	963,295

		18,604,279

		26,893,617

Energy - 13.3%
Energy Equipment & Services - 1.8%
Helmerich & Payne, Inc.	31,000	1,475,910
Transocean Ltd.	32,500	1,458,925

		2,934,835

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 11.5%
BP PLC (Sponsored ADR)	61,400	$2,600,904
Chevron Corp.	37,500	4,371,000
Exxon Mobil Corp.	112,900	10,324,705
Marathon Oil Corp.	49,500	1,463,715
Valero Energy Corp.	17,200	544,896

		19,305,220

		22,240,055

Information Technology - 9.4%
Communications Equipment - 2.7%
Cisco Systems, Inc.	183,200	3,497,288
Harris Corp.	10,300	527,566
Motorola Solutions, Inc.	8,100	409,455

		4,434,309

Computers & Peripherals - 2.1%
Dell, Inc.	34,600	341,156
Hewlett-Packard Co.	183,300	3,127,098

		3,468,254

IT Services - 0.7%
Visa, Inc.-Class A	8,500	1,141,380

Semiconductors & Semiconductor Equipment - 3.8%
Applied Materials, Inc.	185,900	2,075,573
Intel Corp.	128,500	2,914,380
Micron Technology, Inc. (a)	230,000	1,376,550

		6,366,503

Software - 0.1%
CA, Inc.	9,600	247,344

		15,657,790

Consumer Staples - 8.8%
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	25,700	1,244,394
Kroger Co. (The)	109,200	2,570,568

		3,814,962

Food Products - 1.1%
Archer-Daniels-Midland Co.	18,100	491,958
Tyson Foods, Inc.-Class A	87,900	1,408,158

		1,900,116

Household Products - 2.4%
Procter & Gamble Co. (The)	57,900	4,015,944

Tobacco - 3.0%
Altria Group, Inc.	66,000	2,203,740
Lorillard, Inc.	19,900	2,317,355
Philip Morris International, Inc.	4,700	422,718

		4,943,813

		14,674,835

Company	Shares	U.S. $ Value
Industrials - 6.1%
Aerospace & Defense - 0.6%
General Dynamics Corp.	9,600	$634,752
Northrop Grumman Corp.	6,700	445,081

		1,079,833

Airlines - 0.7%
Delta Air Lines, Inc. (a)	120,675	1,105,383

Building Products - 0.4%
Fortune Brands Home & Security, Inc. (a)	25,058	676,817

Industrial Conglomerates - 3.6%
General Electric Co.	266,500	6,052,215

Machinery - 0.8%
Cummins, Inc.	14,000	1,290,940

		10,205,188

Utilities - 3.9%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	19,000	834,860
Edison International	31,100	1,420,959
Great Plains Energy, Inc.	47,600	1,059,576
NV Energy, Inc.	89,400	1,610,094

		4,925,489

Gas Utilities - 0.7%
Atmos Energy Corp.	32,000	1,145,280

Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	9,500	202,350
DTE Energy Co.	4,000	239,760

		442,110

		6,512,879

Telecommunication Services - 3.0%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	93,800	3,536,260
CenturyLink, Inc.	34,300	1,385,720

		4,921,980

Materials - 1.4%
Chemicals - 1.4%
LyondellBasell Industries NV	38,800	2,004,408
PPG Industries, Inc.	3,500	401,940

		2,406,348

Total Common Stocks (cost $150,228,902)		166,431,832

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $150,228,902)		$166,431,832

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves-Class I, 0.17% (c) (cost $727,850)	727,850	727,850

Total Investments - 100.0% (cost $150,956,752) (d)		167,159,682
Other assets less liabilities - 0.0%		4,187

Net Assets - 100.0%		$167,163,869

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of September 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,951,887 and gross unrealized depreciation of investments was $(7,748,957), resulting in net unrealized appreciation of $16,202,930.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Variable Products Series Fund

Value Portfolio

September 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2012:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Financials	$32,438,517		$	– 0	–	$	– 0	–	$32,438,517
Consumer Discretionary	30,480,623			– 0	–		– 0	–	30,480,623
Health Care	25,930,322			963,295			– 0	–	26,893,617
Energy	22,240,055			– 0	–		– 0	–	22,240,055
Information Technology	15,657,790			– 0	–		– 0	–	15,657,790
Consumer Staples	14,674,835			– 0	–		– 0	–	14,674,835
Industrials	10,205,188			– 0	–		– 0	–	10,205,188
Utilities	6,512,879			– 0	–		– 0	–	6,512,879
Telecommunication Services	4,921,980			– 0	–		– 0	–	4,921,980
Materials	2,406,348			– 0	–		– 0	–	2,406,348
Investments of Cash Collateral for Security
Loaned in Affiliated Money Market Fund	727,850			– 0	–		– 0	–	727,850

Total Investments in Securities	166,196,387			963,295			– 0	–	167,159,682
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$166,196,387			$963,295		$	– 0	–	$167,159,682

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 21, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 21, 2012